                             File Numbers  002-97564
                                           811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                       Post-Effective Amendment Number     X           40
                                                        -------      ------



                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment Number            X           316
                                                        -------      ------



                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)


                            Gary R. Christensen, Esq.
                       Senior Vice President, Secretary and
                                General Counsel
                       Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098
                   (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box) [_] immediately upon filing pursuant to paragraph (b)


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(i)
[_]  on (date) pursuant to paragraph (a)(i)
[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                     VARIABLE ANNUITY CONTRACT PROSPECTUS
        FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                 OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                           https://www.securian.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

..   Fidelity(R) Variable Insurance Products Funds
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
  .   Templeton Developing Markets VIP Fund -- Class 2 Shares
..   Ivy Variable Insurance Portfolios
  .   Ivy VIP Asset Strategy -- Class II Shares
  .   Ivy VIP Balanced -- Class II Shares
  .   Ivy VIP Core Equity -- Class II Shares
  .   Ivy VIP Global Growth -- Class II Shares
  .   Ivy VIP International Core Equity -- Class II Shares


  .   Ivy VIP Science and Technology -- Class II Shares
  .   Ivy VIP Small Cap Core -- Class II Shares

  .   Ivy VIP Small Cap Growth -- Class II Shares

  .   Ivy VIP Value -- Class II Shares
..   Janus Aspen Series

  .   Janus Henderson Forty Portfolio -- Service Shares
  .   Janus Henderson Overseas Portfolio -- Service Shares

..   Securian Funds Trust
  .   SFT Core Bond Fund -- Class 2 Shares
  .   SFT Government Money Market Fund
  .   SFT Index 400 Mid-Cap Fund -- Class 2 Shares
  .   SFT Index 500 Fund -- Class 2 Shares
  .   SFT International Bond Fund -- Class 2 Shares

  .   SFT Ivy/SM/ Growth Fund*
  .   SFT Ivy/SM/ Small Cap Growth Fund*

  .   SFT Real Estate Securities Fund -- Class 2 Shares


  .   SFT Wellington Core Equity Fund -- Class 2 Shares
   * 'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund's subadvisor.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-362-3141.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-362-3141. Your election to receive reports in paper will apply to all portfolio companies under your contract.


Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                   OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2019.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

        SPECIAL TERMS                                                 1

        HOW TO CONTACT US
                                                                      2

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      3

        EXPENSE TABLE
                                                                      5

        GENERAL DESCRIPTIONS
                                                                      9
              Minnesota Life Insurance Company                        9
              Variable Annuity Account                                9
              The Funds                                               9
              Additions, Deletions or Substitutions                  11
              Compensation Paid for the Sale of Contracts            11
              Payments Made by Underlying Mutual Funds               13

        CONTRACT CHARGES
                                                                     15
              Sales Charges                                          15
              Mortality and Expense Risk Charges                     16
              Premium Taxes                                          16

        VOTING RIGHTS
                                                                     16

        DESCRIPTION OF THE CONTRACTS
                                                                     17
              General Provisions                                     17
              Annuity Payments and Options                           19
              Death Benefits                                         23
              Abandoned Property Requirements                        24
              Purchase Payments and Value of the Contract            25
              Redemptions                                            29
              General Account                                        30

        FEDERAL TAX STATUS
                                                                     30

        PERFORMANCE DATA
                                                                     38

        RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
                                                                     38

        CYBERSECURITY
                                                                     39

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     39

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts paid to us under your contract.

SEPARATE ACCOUNT:  see definition of Variable Annuity Account.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

             To receive a current copy of the MultiOption(R) Variable Annuity Statement of Additional
                Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                 Minnesota Life Insurance Company
                 Annuity Services
                 P.O. Box 64628
                 St. Paul, MN 55164-0628

                                      Name __________
                                      Address _______
                                      City State Zip

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.



We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  6% decreasing uniformly by .05% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  9% decreasing uniformly by .075% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

*Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                          MINIMUM  MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        -------- --------
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.45%    1.43%

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

MULTIOPTION SINGLE
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $768  $1,237  $1,723   $3,012   $271   $832   $1,420   $3,012
MINIMUM PORTFOLIO EXPENSES   $675  $  952  $1,241   $2,009   $173   $536   $  923   $2,009


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $783  $1,280  $1,794   $3,157   $286   $877   $1,494   $3,157
MINIMUM PORTFOLIO EXPENSES   $689  $  997  $1,316   $2,169   $188   $582   $1,001   $2,169

MULTIOPTION FLEX
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,017 $1,440  $1,874   $3,012   $271   $832   $1,420   $3,012
MINIMUM PORTFOLIO EXPENSES  $  926 $1,161  $1,399   $2,009   $173   $536   $  923   $2,009


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,031 $1,482  $1,945   $3,157   $286   $877   $1,494   $3,157
MINIMUM PORTFOLIO EXPENSES  $  940 $1,204  $1,474   $2,169   $188   $582   $1,001   $2,169


The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    .   a life annuity;

    . a life annuity with a period certain of 120 months, 180 months or 240 months;

    .   a joint and last survivor annuity; and

    .   a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.securian.com. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract. If you received a Summary Prospectus for a Portfolio, please follow the directions on the first page of the Summary Prospectus to obtain a copy of the full Portfolio Prospectus.

                                                                    INVESTMENT                          INVESTMENT
                   FUND/PORTFOLIO                                    ADVISER                           SUB-ADVISER
                   --------------                                    -------                           -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio - Service Class 2 Shares      Fidelity Management & Research Company
Mid Cap Portfolio - Service Class 2 Shares            Fidelity Management & Research Company  FMR Co., Inc. (FMRC) and other investment advisers serve as
                                                                                              sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund - Class 2      Franklin Advisers, Inc.
Shares
Templeton Developing Markets VIP Fund - Class 2       Templeton Asset Management Ltd.
Shares
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy - Class II Shares              Ivy Investment Management Company
Ivy VIP Balanced - Class II Shares                    Ivy Investment Management Company
Ivy VIP Core Equity - Class II Shares                 Ivy Investment Management Company
Ivy VIP Global Growth - Class II Shares               Ivy Investment Management Company
Ivy VIP International Core Equity - Class II Shares   Ivy Investment Management Company
Ivy VIP Science and Technology - Class II Shares      Ivy Investment Management Company
Ivy VIP Small Cap Core - Class II Shares              Ivy Investment Management Company
Ivy VIP Small Cap Growth - Class II Shares            Ivy Investment Management Company
Ivy VIP Value - Class II Shares                       Ivy Investment Management Company
JANUS ASPEN SERIES
Janus Henderson Forty Portfolio - Service Shares      Janus Capital Management LLC
Janus Henderson Overseas Portfolio - Service Shares   Janus Capital Management LLC
SECURIAN FUNDS TRUST
SFT Core Bond Fund - Class 2 Shares                   Securian Asset Management, Inc.
SFT Government Money Market Fund*                     Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund - Class 2 Shares           Securian Asset Management, Inc.
SFT Index 500 Fund - Class 2 Shares                   Securian Asset Management, Inc.
SFT International Bond Fund - Class 2 Shares          Securian Asset Management, Inc.         Franklin Advisers, Inc.
SFT Ivy/SM/ Growth Fund                               Securian Asset Management, Inc.         Ivy Investment Management
                                                                                              Company
SFT Ivy/SM/ Small Cap Growth Fund                     Securian Asset Management, Inc.         Ivy Investment Management
                                                                                              Company
SFT Real Estate Securities Fund - Class 2 Shares      Securian Asset Management, Inc.
SFT Wellington Core Equity Fund - Class 2 Shares      Securian Asset Management, Inc.         Wellington Management
                                                                                              Company LLP


*Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:
    Securian Financial Services, Inc.
    CRI Securities, LLC

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

     ADDITIONAL PAYMENT TYPE                    DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Access or Visibility   Access to registered representatives and/or broker dealers such as one-on-one wholesaler visits or attendance at
                                    national/regional sales meetings or similar events;
                                    inclusion of our products on a broker-dealer's "preferred
                                    list"; participation in or visibility at national and/or
                                    regional conferences; articles in broker-dealer or similar publications promoting our services or products
-----------------------------------------------------------------------------------------------
Payments for Gifts & Entertainment  Occasional meals and/or entertainment, tickets to sporting/other events, and other gifts.
-----------------------------------------------------------------------------------------------
Payments for Marketing Support      Joint marketing campaigns, broker-dealer event
                                    participation/advertising; sponsorship of broker-dealer
                                    sales contests or promotions in which participants
                                    (including registered representatives) receive prizes
                                    such as travel, awards, merchandise or other recognition
-----------------------------------------------------------------------------------------------

      ADDITIONAL PAYMENT TYPE                   DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Technical Type Support  Sales support through the provision of hardware, software, or links to our websites from broker-dealer
                                     websites and other expense allowance or reimbursement
-----------------------------------------------------------------------------------------------
Payments for Training                Educational, due diligence, sales or training seminars,
                                     conferences and programs, sales and service desk
                                     training, and/or client or prospect seminar sponsorships.
-----------------------------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We may also pay registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                                     DEFERRED SALES CHARGE
                               --------------------------------
                               FLEXIBLE PAYMENT  SINGLE PAYMENT
                BEGINNING OF   VARIABLE ANNUITY VARIABLE ANNUITY
                CONTRACT YEAR      CONTRACT         CONTRACT
                -------------  ---------------- ----------------
                      1              9.0%             6.0%
                      2              8.1              5.4
                      3              7.2              4.8
                      4              6.3              4.2
                      5              5.4              3.6
                      6              4.5              3.0
                      7              3.6              2.4
                      8              2.7              1.8
                      9              1.8              1.2
                     10              0.9              0.6
                     11                0                0

No deferred sales charge is deducted from the accumulation value withdrawn if:

    . the withdrawal occurs after a contract has been in force for at least ten contract years,

    . withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    .   the withdrawal is on account of the annuitant's death, or

    . the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

    . the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

    . for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

   (a) Single Payment Variable Annuity Contract

       This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

   (b) Flexible Payment Variable Annuity Contract

       This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

   . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

   . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both:
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

3. Optional Annuity Forms

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contracts provide that in the event of the death of any owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    .   when payments must begin, and

    .   the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the beneficiary on the death of any annuitant, if death occurs before annuity payments begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    . days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    . days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

    . customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

    .   the dollar amount of the transfer(s);

    . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

    . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

    .   the number of transfers in the previous calendar quarter;

    . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    . the value of an accumulation unit on the immediately preceding valuation date by

    . the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    . the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    .   the accumulation value of the contract, or

    .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

F. GENERAL ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue

Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Services ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or a registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable

Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its funds. Nonetheless, we believe that each fund of Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    .   where the taxpayer is 59 1/2 or older,

    .   where payment is made on account of the taxpayer's disability, or

    .   where payment is made by reason of the death of the owner, and

    .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    .   contributions in excess of specified limits;

    .   distributions prior to age 59 1/2 (subject to certain exceptions);

    . distributions that do not conform to specified minimum distribution rules; and

    .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    . one of a series of substantially equal annual (or more frequent) payments made:

       .  over the life or life expectancy of the employee,

       . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       .  for a specified period of ten years or more;

    .   a required minimum distribution;

    .   a hardship distribution; or

    .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas

Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law,
(2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
         General Information and History
         Distribution of Contracts
         Performance
         Independent Registered Public Accounting Firm
         Registration Statement
         Financial Statements

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION



     The financial statements of the Variable Annuity Account and the Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.



                                                                                           YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                     2018      2017      2016      2015      2014       2013       2012
                                                   --------- --------- --------- --------- --------- ---------- ----------
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period................     $2.34     $2.11     $1.81     $1.92     $1.79      $1.42      $1.23
 Unit value at end of period......................     $2.12     $2.34     $2.11     $1.81     $1.92      $1.79      $1.42
 Number of units outstanding at end of period..... 2,523,364 2,913,250 3,307,248 3,378,962 3,722,354  4,300,313  4,919,483
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period................     $4.85     $4.08     $3.69     $3.80     $3.63      $2.70      $2.39
 Unit value at end of period......................     $4.08     $4.85     $4.08     $3.69     $3.80      $3.63      $2.70
 Number of units outstanding at end of period..... 1,161,104 1,341,223 1,495,618 1,736,060 1,944,019  2,240,417  2,525,577
Franklin Small-Mid Cap Growth VIP Sub-Account:
 Unit value at beginning of period................     $1.55     $1.29     $1.26     $1.31     $1.23      $0.90      $0.82
 Unit value at end of period......................     $1.45     $1.55     $1.29     $1.26     $1.31      $1.23      $0.90
 Number of units outstanding at end of period..... 1,147,496 1,265,022 1,373,554 1,736,242 1,896,366  2,093,259  2,205,615
Ivy VIP Asset Strategy Sub-Account:
 Unit value at beginning of period................     $3.02     $2.59     $2.69     $2.97     $3.17      $2.57      $2.18
 Unit value at end of period......................     $2.82     $3.02     $2.59     $2.69     $2.97      $3.17      $2.57
 Number of units outstanding at end of period..... 1,480,600 1,930,938 2,327,341 2,980,294 3,767,546  4,267,225  4,750,797
Ivy VIP Balanced Sub-Account:
 Unit value at beginning of period................     $8.02     $7.29     $7.24     $7.35     $6.92      $5.67      $5.13
 Unit value at end of period......................     $7.66     $8.02     $7.29     $7.24     $7.35      $6.92      $5.67
 Number of units outstanding at end of period..... 5,648,736 6,279,768 7,226,124 8,306,662 9,485,935 10,442,904 11,373,314
Ivy VIP Core Equity Sub-Account:
 Unit value at beginning of period................     $2.54     $2.13     $2.08     $2.12     $1.96      $1.49      $1.27
 Unit value at end of period......................     $2.40     $2.54     $2.13     $2.08     $2.12      $1.96      $1.49
 Number of units outstanding at end of period.....   828,533   893,228 1,043,964 1,161,268 1,411,381  1,458,879  1,549,916
Ivy VIP Global Growth Sub-Account:
 Unit value at beginning of period................     $2.56     $2.08     $2.17     $2.12     $2.13      $1.81      $1.55
 Unit value at end of period......................     $2.37     $2.56     $2.08     $2.17     $2.12      $2.13      $1.81
 Number of units outstanding at end of period.....   487,548   404,894   423,214   491,344   448,451    477,631    515,662
Ivy VIP International Core Equity Sub-Account:
 Unit value at beginning of period................     $5.57     $4.57     $4.58     $4.68     $4.68      $3.79      $3.39
 Unit value at end of period......................     $4.52     $5.57     $4.57     $4.58     $4.68      $4.68      $3.79
 Number of units outstanding at end of period..... 4,735,666 5,263,642 5,795,775 6,369,231 7,119,677  8,097,198  9,029,586
Ivy VIP Science and Technology Sub-Account:
 Unit value at beginning of period................     $4.57     $3.50     $3.49     $3.64     $3.58      $2.32      $1.84
 Unit value at end of period......................     $4.28     $4.57     $3.50     $3.49     $3.64      $3.58      $2.32
 Number of units outstanding at end of period.....   677,753   700,002   643,554   780,655   819,802  1,063,505    962,846
Ivy VIP Small Cap Core Sub-Account (e):
 Unit value at beginning of period................     $4.24     $3.78     $2.97     $3.18     $3.01      $2.28      $1.95
 Unit value at end of period......................     $3.75     $4.24     $3.78     $2.97     $3.18      $3.01      $2.28
 Number of units outstanding at end of period..... 1,326,967 1,553,308 1,938,214 1,846,286 1,967,244  2,224,670  2,513,487
Ivy VIP Small Cap Growth Sub-Account (k):
 Unit value at beginning of period................     $3.62     $3.37     $3.01     $3.36     $3.46      $2.23      $2.02
 Unit value at end of period......................     $3.75     $3.62     $3.37     $3.01     $3.36      $3.46      $2.23
 Number of units outstanding at end of period.....   763,606   608,605   706,942   760,124   858,515  1,159,066  1,179,503
Ivy VIP Value Sub-Account:
 Unit value at beginning of period................     $4.52     $4.07     $3.71     $3.91     $3.57      $2.67      $2.27
 Unit value at end of period......................     $4.14     $4.52     $4.07     $3.71     $3.91      $3.57      $2.67
 Number of units outstanding at end of period..... 3,444,175 3,808,107 4,191,403 4,577,970 5,130,435  5,578,357  6,217,347
Janus Henderson Forty Sub-Account (f):
 Unit value at beginning of period................     $2.15     $1.67     $1.66     $1.50     $1.40      $1.08      $0.89
 Unit value at end of period......................     $2.16     $2.15     $1.67     $1.66     $1.50      $1.40      $1.08
 Number of units outstanding at end of period..... 2,538,350 2,959,521 2,885,851 3,445,072 3,111,699  3,801,268  4,740,825
Janus Henderson Overseas Sub-Account (g):
 Unit value at beginning of period................     $1.37     $1.06     $1.15     $1.28     $1.47      $1.30      $1.17
 Unit value at end of period......................     $1.15     $1.37     $1.06     $1.15     $1.28      $1.47      $1.30
 Number of units outstanding at end of period..... 1,827,678 2,084,004 2,138,319 2,368,531 2,768,705  3,290,670  3,970,583
SFT Core Bond Sub-Account (i) (l):
 Unit value at beginning of period................     $4.45     $4.30     $4.18     $4.22     $4.02      $4.10      $3.87
 Unit value at end of period......................     $4.36     $4.45     $4.30     $4.18     $4.22      $4.02      $4.10
 Number of units outstanding at end of period..... 5,457,886 3,896,406 4,250,583 4,546,088 5,079,023  5,795,451  6,826,315
SFT Index 400 Mid-Cap Sub-Account (j):
 Unit value at beginning of period................     $1.81     $1.83     $1.85     $1.87     $1.90      $1.92      $1.94
 Unit value at end of period......................     $1.81     $1.81     $1.83     $1.85     $1.87      $1.90      $1.92
 Number of units outstanding at end of period..... 2,025,847 2,133,565 2,725,851 2,808,007 3,727,817  4,227,917  5,150,729



                                                   ---------------------------------
                                                      2011       2010       2009
                                                   ---------- ---------- ----------
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period................      $1.23      $1.09      $0.85
 Unit value at end of period......................      $1.23      $1.23      $1.09
 Number of units outstanding at end of period.....  5,699,611  6,790,184  8,227,888
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period................      $2.71      $2.14      $1.55
 Unit value at end of period......................      $2.39      $2.71      $2.14
 Number of units outstanding at end of period.....  3,129,268  3,674,821  4,143,603
Franklin Small-Mid Cap Growth VIP Sub-Account:
 Unit value at beginning of period................      $0.88      $0.70      $0.49
 Unit value at end of period......................      $0.82      $0.88      $0.70
 Number of units outstanding at end of period.....  2,313,133  2,703,633  3,137,770
Ivy VIP Asset Strategy Sub-Account:
 Unit value at beginning of period................      $2.38      $1.50      $1.80
 Unit value at end of period......................      $2.18      $2.38      $1.50
 Number of units outstanding at end of period.....  5,184,039  5,977,742    688,819
Ivy VIP Balanced Sub-Account:
 Unit value at beginning of period................      $5.03      $4.35      $3.89
 Unit value at end of period......................      $5.13      $5.03      $4.35
 Number of units outstanding at end of period..... 12,892,195 14,385,654 16,625,563
Ivy VIP Core Equity Sub-Account:
 Unit value at beginning of period................      $1.26      $1.06      $0.86
 Unit value at end of period......................      $1.27      $1.26      $1.06
 Number of units outstanding at end of period.....  1,739,021  1,931,732  2,136,330
Ivy VIP Global Growth Sub-Account:
 Unit value at beginning of period................      $1.70      $1.77      $1.19
 Unit value at end of period......................      $1.55      $1.70      $1.77
 Number of units outstanding at end of period.....    490,464    636,662  1,091,210
Ivy VIP International Core Equity Sub-Account:
 Unit value at beginning of period................      $3.98      $3.53      $2.61
 Unit value at end of period......................      $3.39      $3.98      $3.53
 Number of units outstanding at end of period..... 10,209,871 12,034,644 14,099,654
Ivy VIP Science and Technology Sub-Account:
 Unit value at beginning of period................      $1.98      $2.22      $1.25
 Unit value at end of period......................      $1.84      $1.98      $2.22
 Number of units outstanding at end of period.....    916,372    950,006  6,733,198
Ivy VIP Small Cap Core Sub-Account (e):
 Unit value at beginning of period................      $2.26      $1.81      $1.42
 Unit value at end of period......................      $1.95      $2.26      $1.81
 Number of units outstanding at end of period.....  2,948,415  3,449,733  3,966,321
Ivy VIP Small Cap Growth Sub-Account (k):
 Unit value at beginning of period................      $2.19      $1.58      $1.13
 Unit value at end of period......................      $2.02      $2.19      $1.58
 Number of units outstanding at end of period.....  1,350,681  1,806,308  1,608,285
Ivy VIP Value Sub-Account:
 Unit value at beginning of period................      $2.48      $2.12      $1.69
 Unit value at end of period......................      $2.27      $2.48      $2.12
 Number of units outstanding at end of period.....  7,123,045  8,282,734  9,616,975
Janus Henderson Forty Sub-Account (f):
 Unit value at beginning of period................      $0.96      $0.92      $0.64
 Unit value at end of period......................      $0.89      $0.96      $0.92
 Number of units outstanding at end of period.....  5,416,256  6,280,701  7,421,860
Janus Henderson Overseas Sub-Account (g):
 Unit value at beginning of period................      $1.74      $1.41      $0.80
 Unit value at end of period......................      $1.17      $1.74      $1.41
 Number of units outstanding at end of period.....  4,785,501  5,773,276  6,649,269
SFT Core Bond Sub-Account (i) (l):
 Unit value at beginning of period................      $3.62      $3.35      $2.94
 Unit value at end of period......................      $3.87      $3.62      $3.35
 Number of units outstanding at end of period.....  7,643,149  8,510,044  9,766,503
SFT Index 400 Mid-Cap Sub-Account (j):
 Unit value at beginning of period................      $1.97      $1.99      $2.01
 Unit value at end of period......................      $1.94      $1.97      $1.99
 Number of units outstanding at end of period.....  7,053,043  7,066,059  8,282,109

                                                                                              YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------------
                                                      2018       2017       2016       2015       2014       2013       2012
                                                   ---------- ---------- ---------- ---------- ---------- ---------- ----------
SFT Index 500 Sub-Account (j):
 Unit value at beginning of period................      $5.18      $4.54      $3.83      $3.98      $3.69      $2.81      $2.43
 Unit value at end of period......................      $4.52      $5.18      $4.54      $3.83      $3.98      $3.69      $2.81
 Number of units outstanding at end of period.....  1,242,140  1,378,706  1,533,100  1,550,718  1,721,727  2,032,386  2,175,841
SFT International Bond Sub-Account (j):
 Unit value at beginning of period................     $10.86      $9.07      $8.24      $8.27      $7.40      $5.69      $4.99
 Unit value at end of period......................     $10.21     $10.86      $9.07      $8.24      $8.27      $7.40      $5.69
 Number of units outstanding at end of period.....  3,829,342  4,252,828  4,584,068  4,948,930  5,412,775  6,135,110  6,818,153
SFT Ivy/SM/ Growth Sub-Account (a) (b):
 Unit value at beginning of period................      $9.85      $7.72      $7.75      $7.35      $6.58
 Unit value at end of period......................      $9.94      $9.85      $7.72      $7.75      $7.35
 Number of units outstanding at end of period.....  4,833,772  5,345,991  5,865,645  6,514,548  7,270,088
SFT Ivy/SM/ Small Cap Growth Sub-Account (a) (c):
 Unit value at beginning of period................      $5.09      $4.11      $3.44      $3.61      $3.36
 Unit value at end of period......................      $4.83      $5.09      $4.11      $3.44      $3.61
 Number of units outstanding at end of period.....  3,878,265  4,278,248  4,611,736  5,027,934  5,468,961
SFT Government Money Market Sub-Account (j):
 Unit value at beginning of period................      $2.23      $2.24      $2.20      $2.32      $2.31      $2.34      $2.04
 Unit value at end of period......................      $2.23      $2.23      $2.24      $2.20      $2.32      $2.31      $2.34
 Number of units outstanding at end of period..... 10,733,578 10,919,770 11,065,893 11,217,611 11,515,064 11,910,502 12,462,597
SFT Real Estate Securities Sub-Account (j):
 Unit value at beginning of period................      $4.39      $4.22      $4.09      $3.95      $3.07      $3.07      $2.64
 Unit value at end of period......................      $4.10      $4.39      $4.22      $4.09      $3.95      $3.07      $3.07
 Number of units outstanding at end of period.....  1,271,322  1,469,037  1,756,475  1,898,209  2,056,236  1,988,644  2,279,436
SFT Wellington Core Equity Sub-Account (a) (d)
 (h):
 Unit value at beginning of period................      $2.64      $2.21      $2.13      $2.13      $1.93
 Unit value at end of period......................      $2.55      $2.64      $2.21      $2.13      $2.13
 Number of units outstanding at end of period.....  2,268,619  2,436,287  2,707,790  3,289,285  3,783,763
Templeton Developing Markets VIP Sub-Account:
 Unit value at beginning of period................      $1.80      $1.30      $1.12      $1.41      $1.56      $1.59      $1.42
 Unit value at end of period......................      $1.50      $1.80      $1.30      $1.12      $1.41      $1.56      $1.59
 Number of units outstanding at end of period.....  1,534,264  2,264,597  1,844,995  1,899,518  2,143,604  2,537,049  2,952,435



                                                   ---------------------------------
                                                      2011       2010       2009
                                                   ---------- ---------- ----------
SFT Index 500 Sub-Account (j):
 Unit value at beginning of period................      $2.52      $2.02      $1.50
 Unit value at end of period......................      $2.43      $2.52      $2.02
 Number of units outstanding at end of period.....  2,605,353  2,935,428  3,283,363
SFT International Bond Sub-Account (j):
 Unit value at beginning of period................      $4.97      $4.40      $3.54
 Unit value at end of period......................      $4.99      $4.97      $4.40
 Number of units outstanding at end of period.....  7,737,895  8,958,020 10,164,447
SFT Ivy/SM/ Growth Sub-Account (a) (b):
 Unit value at beginning of period................
 Unit value at end of period......................
 Number of units outstanding at end of period.....
SFT Ivy/SM/ Small Cap Growth Sub-Account (a) (c):
 Unit value at beginning of period................
 Unit value at end of period......................
 Number of units outstanding at end of period.....
SFT Government Money Market Sub-Account (j):
 Unit value at beginning of period................      $2.07      $1.84      $1.59
 Unit value at end of period......................      $2.04      $2.07      $1.84
 Number of units outstanding at end of period..... 12,983,438 13,547,631 13,652,589
SFT Real Estate Securities Sub-Account (j):
 Unit value at beginning of period................      $2.53      $1.99      $1.62
 Unit value at end of period......................      $2.64      $2.53      $1.99
 Number of units outstanding at end of period.....  2,414,020  2,830,761  2,949,093
SFT Wellington Core Equity Sub-Account (a) (d)
 (h):
 Unit value at beginning of period................
 Unit value at end of period......................
 Number of units outstanding at end of period.....
Templeton Developing Markets VIP Sub-Account:
 Unit value at beginning of period................      $1.71      $1.48      $0.87
 Unit value at end of period......................      $1.42      $1.71      $1.48
 Number of units outstanding at end of period.....  3,370,930  3,975,960  4,708,458



(a)Sub-Account was made available effective May 1, 2014.
(b)Ivy Funds VIP Growth substituted into SFT Ivy/SM/; Growth effective May 1, 2014.
(c)Ivy Funds VIP Small Cap Growth substituted into SFT Ivy/SM/; Small Cap Growth effective May 1, 2014.
(d)Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(e)Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.
(f)Janus Aspen Forty Funds changed its name to Janus Henderson Forty Funds effective June 5, 2017.
(g)Janus Aspen Overseas Funds changed its name to Janus Henderson Overseas Funds effective June 5, 2017.
(h)SFT Pyramis(R) Core Equity changed its name to SFT Wellington Core Equity effective November 20, 2017.
(i)SFT Advantus Bond changed its name to SFT Core Bond effective May 1, 2018.
(j)Securian Funds Trust removed the word "Advantus" from the portfolios' names effective May 1, 2018.
(k)Ivy VIP Micro Cap Growth merged into Ivy VIP Small Cap Growth effective November 2, 2018.
(l)SFT Mortgage Securities merged into SFT Core Bond effective November 30,
   2018.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.74% and 10.00%.

For illustration purposes, an average annual expense equal to 2.24% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.24% includes: 1.25% for mortality and expense risk and an average of 0.99% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.74% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                  Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                   [CHART]

                      0.00% Gross            6.74% Gross            10.00% Gross
     Age             (-2.24% Net)            (4.50% Net)             (7.76% Net)
    -----            ------------            -----------             -----------
     65                  $612                    $612                   $612
     68                  $501                    $612                   $671
     71                  $410                    $612                   $736
     74                  $336                    $612                   $807
     77                  $275                    $612                   $885
     80                  $225                    $612                   $970
     83                  $184                    $612                   $1,064
     86                  $151                    $612                   $1,167
     89                  $124                    $612                   $1,279
     92                  $101                    $612                   $1,403
     95                  $83                     $612                   $1,538
     98                  $68                     $612                   $1,687

                  VARIABLE ANNUITY INCOME --SUPPORTING DETAIL



                            MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                            -----------------------------------------------------------
              BEGINNING     0.00% GROSS          6.74% GROSS        10.00% GROSS
               OF YEAR  AGE (-2.24% NET)         (4.50% NET)        (7.76% NET)
               -------  --- ------------         -----------        ------------
                 1...   65      $612                $612               $  612
                 4...   68      $501                $612               $  671
                 7...   71      $410                $612               $  736
                 10.... 74      $336                $612               $  807
                 13.... 77      $275                $612               $  885
                 16.... 80      $225                $612               $  970
                 19.... 83      $184                $612               $1,064
                 22.... 86      $151                $612               $1,167
                 25.... 89      $124                $612               $1,279
                 28.... 92      $101                $612               $1,403
                 31.... 95      $ 83                $612               $1,538
                 34.... 98      $ 68                $612               $1,687



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $537.11.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Effective January 1, 2009, the IRS issued comprehensive regulations under Code Section 403(b) which imposed increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special IRS mandated disclosure requirements. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2019


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management,
Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2018, 2017 and 2016 were $33,839,755, $31,245,769 and $42,812,746 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                YIELD = 2[a-b + 1)6 - 1]
                                          CD

Where a  = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Variable Annuity Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

                             REGISTRATION STATEMENT


We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2018

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2018

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       4

Statements of Operations                                            20

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       52

[KPMG LOGO]

               KPMG LLP
               4200 Wells Fargo Center
               90 South Seventh Street
               Minneapolis, MN 55402




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Contract
   Owners of Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Variable Annuity Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in
Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.


                              [KPMG LLP SIGNATURE]

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 29, 2019

        KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

                                                                        APPENDIX

Statement of assets, liabilities, and contract owners' equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

    AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

    AB VPS International Value Portfolio - Class B Shares

    American Century Investments II VP Inflation Protection Fund -
    Class II Shares

    American Century Investments VP Income & Growth Fund - Class II Shares

    American Funds IS(R) Global Bond Fund - Class 2 Shares

    American Funds IS(R) Global Growth Fund - Class 2 Shares

    American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

    American Funds IS(R) Growth Fund - Class 2 Shares

    American Funds IS(R) Growth-Income Fund - Class 2 Shares

    American Funds IS(R) International Fund - Class 2 Shares

    American Funds IS(R) New World Fund(R) - Class 2 Shares

    American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares

    Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

    Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

    Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2

    Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2

    Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund
    Class 2

    Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund
    Class 2

    Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

    Goldman Sachs VIT Global Trends Allocation Fund - Service Shares

    Invesco V.I. American Value Fund - Series II Shares

    Invesco V.I. Comstock Fund - Series II Shares

    Invesco V.I. Equity and Income Fund - Series II Shares

    Invesco V.I. Growth and Income Fund - Series II Shares

    Invesco V.I. Small Cap Equity Fund - Series II Shares

    Ivy VIP - Asset Strategy Class II (1)

    Ivy VIP - Balanced Class II (1)

    Ivy VIP - Core Equity Class II (1)

    Ivy VIP - Corporate Bond Class II (1)

    Ivy VIP - Energy Class II (1)

    Ivy VIP - Global Bond Class II (1)

    Ivy VIP - Global Equity Income Class II (1)

    Ivy VIP - Global Growth Class II (1)

    Ivy VIP - Government Money Market Class II (1)

    Ivy VIP - Growth Class II (1)

    Ivy VIP - High Income Class II (1)

    Ivy VIP - International Core Equity Class II (1)

    Ivy VIP - Limited-Term Bond Class II (1)

    Ivy VIP - Mid Cap Growth Class II (1)

    Ivy VIP - Natural Resources Class II (1)

    Ivy VIP - Pathfinder Aggressive Class II (1)

    Ivy VIP - Pathfinder Conservative Class II (1)

    Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

    Ivy VIP - Pathfinder Moderate Class II (1)

    Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility
    Class II (1)

    Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

    Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility
    Class II (1)

    Ivy VIP - Pathfinder Moderately Conservative Class II (1)

    Ivy VIP - Securian Real Estate Securities Class II (1)

    Ivy VIP - Science and Technology Class II (1)

    Ivy VIP - Small Cap Core Class II (1)

    Ivy VIP - Small Cap Growth Class II (1)

    Ivy VIP - Value Class II (1)

    Janus Aspen Series - Janus Henderson Balanced Portfolio - Service
    Shares (1)

    Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)

    Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

    Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (1)

    Janus Aspen Series - Janus Henderson Overseas Portfolio - Service
    Shares (1)

    Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares

    MFS(R) VIT - Mid Cap Growth Series - Service Class

    MFS(R) VIT II - International Value Portfolio - Service Class

    Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

    Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
    Class II Shares

    Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares

    Morningstar Conservative ETF Asset Allocation Portfolio - Class II
    Shares

    Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares

    Morningstar Income and Growth Asset Allocation Portfolio - Class II
    Shares

    Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (1)

    Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares

    Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio

    Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2
    Shares

    Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares

    Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA
    Service Shares

    Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares

    PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor
    Class Shares

    PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

    PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

    Putnam VT Equity Income Fund - Class IB Shares

    Putnam VT Growth Opportunities Fund - Class IB Shares

    Putnam VT International Equity Fund - Class IB Shares

    Putnam VT Sustainable Leaders Fund - Class IB Shares (1)

    Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Dynamic Managed Volatility Fund (1)

    Securian Funds Trust - SFT Government Money Market Fund (1)

    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Ivy(SM) Growth Fund

    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

    Securian Funds Trust - SFT Managed Volatility Equity Fund (1)

    Securian Funds Trust - SFT Real Estate Securities Fund - Class 2
    Shares (1)

    Securian Funds Trust - SFT T. Rowe Price Value Fund

    Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2
    Shares (1)

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

   Ivy VIP - Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

   Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares (1)

Statement of changes in net assets for the period from January 1, 2017 to May 15, 2017 (merger or replacement date).

   Putnam VT Growth and Income Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                      AM CENTURY      AM CENTURY       AMER FUNDS      AMER FUNDS
                                        AB VPS        AB VPS INTL    VP INC & GRO     VP INFL PRO     IS GLBL BOND       IS GLBL
                                    DYNASSTALL CL B   VALUE CL B         CL II           CL II            CL 2         GROWTH CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  156,551,975         599,865       4,045,994      61,066,099       10,927,058      15,052,422
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             53,521              76             529          42,155            1,703          13,494
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       156,605,496         599,941       4,046,523      61,108,254       10,928,761      15,065,916
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   56,260              93             660          43,301            1,936          13,763
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       56,260              93             660          43,301            1,936          13,763
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  156,549,236         599,848       4,045,863      61,064,953       10,926,825      15,052,153
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  156,549,236         599,848       4,042,135      60,999,865       10,884,914      15,048,950
Contracts in annuity payment period             --              --           3,728          65,088           41,911           3,203
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  156,549,236         599,848       4,045,863      61,064,953       10,926,825      15,052,153
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   13,244,668          48,809         448,558       6,334,658          963,585         590,291
    Investments at cost             $  156,793,302         691,857       4,391,394      68,945,709       11,122,622      15,859,912

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                      AMER FUNDS       AMER FUNDS      AMER FUNDS                      AMER FUNDS         IS US
                                      IS GLBL SM      IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW        GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2           2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   11,537,639      55,789,325      28,370,134      16,378,802       11,829,488      12,412,596
Receivable from Minnesota Life for
  contract purchase payments                    --          15,659              --              --            7,909              --
Receivable for investments sold              1,877              --          24,409          10,468               --           1,996
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        11,539,516      55,804,984      28,394,543      16,389,270       11,837,397      12,414,592
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    2,149              --          25,031          10,775               --           2,251
Payable for investments purchased               --          17,173              --              --            8,181              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        2,149          17,173          25,031          10,775            8,181           2,251
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   11,537,367      55,787,811      28,369,512      16,378,495       11,829,216      12,412,341
                                    ===============  =============   ==============  ============== ================  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   11,506,041      55,743,424      28,327,995      16,378,495       11,800,724      12,400,672
Contracts in annuity payment period         31,326          44,387          41,517              --           28,492          11,669
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   11,537,367      55,787,811      28,369,512      16,378,495       11,829,216      12,412,341
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      545,257         802,955         631,852         930,614          568,999       1,049,247
    Investments at cost             $   12,493,663      58,373,022      28,758,762      18,096,304       12,315,453      12,832,704

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN         FRANKLIN
                                      VAR SM GRO        EQUITY-       FIDELITY VIP     MKTS VIP CL      MUTUAL SHS      SMALL CP VAL
                                         CL II         INCOME SC2      MID CAP SC2         2            VIP CL 2         VIP CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   15,457,013      58,619,855      31,044,350      19,865,191        8,153,373      24,804,869
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --           2,493               --              --
Receivable for investments sold              1,635           8,237          12,389              --              644           9,862
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        15,458,648      58,628,092      31,056,739      19,867,684        8,154,017      24,814,731
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    2,299           9,175          12,883              --              898          10,389
Payable for investments purchased               --              --              --           2,790               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        2,299           9,175          12,883           2,790              898          10,389
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   15,456,349      58,618,917      31,043,856      19,864,894        8,153,119      24,804,342
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   15,450,652      58,350,556      30,883,200      19,787,113        8,139,355      24,773,472
Contracts in annuity payment period          5,697         268,361         160,656          77,781           13,764          30,870
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   15,456,349      58,618,917      31,043,856      19,864,894        8,153,119      24,804,342
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      677,642       2,953,141       1,062,435       2,326,135          468,585       1,698,964
    Investments at cost             $   17,344,020      62,158,430      34,570,812      18,624,627        9,481,857      31,130,839

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                     FRANKLIN SM-       GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI       INVESCO VI
                                       MD CP GR       SACHS VI HQ      SACHS VIT       AMER VALUE      COMSTOCK SR     EQUITY & INC
                                       VIP CL 2        FLT RT SS      GBL TRNDS SS        SR II            II              SR II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    8,507,679      41,217,489     146,280,496       7,794,218       48,011,255       7,310,997
Receivable from Minnesota Life for
  contract purchase payments                    --           2,987              --              --               --              --
Receivable for investments sold                474              --          73,721           2,078           23,933           1,141
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         8,508,153      41,220,476     146,354,217       7,796,296       48,035,188       7,312,138
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      556              --          76,274           2,258           25,071           1,274
Payable for investments purchased               --           3,896              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          556           3,896          76,274           2,258           25,071           1,274
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    8,507,597      41,216,580     146,277,943       7,794,038       48,010,117       7,310,864
                                    ===============  ==============  ==============  ==============  ================ ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    8,451,819      41,198,407     146,277,943       7,758,966       47,895,529       7,310,864
Contracts in annuity payment period         55,778          18,173              --          35,072          114,588              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    8,507,597      41,216,580     146,277,943       7,794,038       48,010,117       7,310,864
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      558,980       3,978,522      12,567,053         568,506        2,989,493         455,798
    Investments at cost             $   10,292,573      41,684,695     146,091,051       9,639,286       53,372,474       8,016,128

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                      INVESCO VI      INVESCO VI        IVY VIP         IVY VIP                         IVY VIP
                                       GROWTH &       SM CAP EQTY        ASSET        BALANCED CL     IVY VIP CORE      CORPORATE
                                      INC SR II          SR II       STRATEGY CL II       II          EQUITY CL II     BOND CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    6,054,203      15,919,163     115,711,901      91,753,443       87,211,804     126,272,524
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold                568           5,075          77,028          76,932           67,561          31,055
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         6,054,771      15,924,238     115,788,929      91,830,375       87,279,365     126,303,579
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      820           5,362          78,594          77,493           68,670          31,611
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          820           5,362          78,594          77,493           68,670          31,611
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    6,053,951      15,918,876     115,710,335      91,752,882       87,210,695     126,271,968
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    6,053,951      15,908,975     115,415,368      89,996,106       86,851,009     126,112,942
Contracts in annuity payment period             --           9,901         294,967       1,756,776          359,686         159,026
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    6,053,951      15,918,876     115,710,335      91,752,882       87,210,695     126,271,968
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      346,350       1,056,348      13,954,980      12,307,308        8,073,672      24,602,538
    Investments at cost             $    7,355,958      20,262,653     141,098,354     105,310,340       98,394,314     135,598,731

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                         IVY VIP        IVY VIP         IVY VIP       IVY VIP GOVT
                                        IVY VIP        GLOBAL BOND   GLOBAL EQ INC      GLOBAL            MONEY          IVY VIP
                                      ENERGY CL II        CL II          CL II        GROWTH CL II    MARKET CL II     GROWTH CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    3,330,613       6,098,186      16,451,807      53,064,762       11,472,581      48,634,622
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --            2,102              --
Receivable for investments sold             13,751           1,943           2,579          11,263               --          28,013
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         3,344,364       6,100,129      16,454,386      53,076,025       11,474,683      48,662,635
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   13,810           1,985           2,771          12,223               --          28,566
Payable for investments purchased               --              --              --              --            2,153              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       13,810           1,985           2,771          12,223            2,153          28,566
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    3,330,554       6,098,144      16,451,615      53,063,802       11,472,530      48,634,069
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    3,324,783       6,093,439      16,327,849      52,933,894       11,452,921      48,422,576
Contracts in annuity payment period          5,771           4,705         123,766         129,908           19,609         211,493
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    3,330,554       6,098,144      16,451,615      53,063,802       11,472,530      48,634,069
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      861,648       1,268,474       2,387,330       6,123,893       11,472,581       4,412,785
    Investments at cost             $    5,154,566       6,347,894      18,801,256      54,723,109       11,472,581      48,306,294

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                        IVY VIP
                                                      IVY VIP INTL      LIMITED-      IVY VIP MID        IVY VIP       IVY VIP PATH
                                     IVY VIP HIGH     CORE EQUITY      TERM BOND       CAP GROWTH      NATURAL RES       MOD AGG
                                     INCOME CL II        CL II           CL II           CL II            CL II         MVF CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   77,348,096     121,521,040      40,643,127      57,123,823       25,615,169      71,740,427
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             44,715          75,850           7,145          24,682           26,200          41,357
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        77,392,811     121,596,890      40,650,272      57,148,505       25,641,369      71,781,784
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   46,281          77,161           7,269          25,637           26,797          41,874
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       46,281          77,161           7,269          25,637           26,797          41,874
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   77,346,530     121,519,729      40,643,003      57,122,868       25,614,572      71,739,910
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   77,099,611     120,896,874      40,643,003      57,032,197       25,581,029      71,739,910
Contracts in annuity payment period        246,919         622,855              --          90,671           33,543              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   77,346,530     121,519,729      40,643,003      57,122,868       25,614,572      71,739,910
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   23,188,660       8,290,481       8,404,981       5,159,631        7,225,106      13,926,935
    Investments at cost             $   85,914,799     134,722,009      41,105,168      51,839,716       31,569,070      73,814,435

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                        IVY VIP                          IVY VIP         IVY VIP
                                     IVY VIP PATH     IVY VIP PATH     PATHFINDER       IVY VIP        PATHFINDER       PATHFINDER
                                        MOD CON        MOD MVF CL    AGGRESSIVE CL     PATHFINDER      MOD AGGR CL     MOD CONS CL
                                       MVF CL II           II              II        CONSERV CL II         II               II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   31,917,594     397,081,403      14,326,349      24,652,012      198,449,974      54,780,204
Receivable from Minnesota Life for
  contract purchase payments                    --         107,288              --              --               --              --
Receivable for investments sold              5,084              --           2,108          57,037          293,857           8,224
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        31,922,678     397,188,691      14,328,457      24,709,049      198,743,831      54,788,428
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    5,306              --           2,205          57,123          294,487           8,391
Payable for investments purchased               --         110,946              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        5,306         110,946           2,205          57,123          294,487           8,391
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   31,917,372     397,077,745      14,326,252      24,651,926      198,449,344      54,780,037
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   31,917,372     397,077,745      14,326,252      24,614,246      198,449,344      54,780,037
Contracts in annuity payment period             --              --              --          37,680               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   31,917,372     397,077,745      14,326,252      24,651,926      198,449,344      54,780,037
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    6,153,501      74,450,437       3,112,529       5,098,975       39,826,200      11,185,112
    Investments at cost             $   32,010,778     403,385,377      15,739,154      26,559,303      215,232,630      59,952,125

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                        IVY VIP
                                      PATHFINDER        IVY VIP         IVY VIP         IVY VIP          IVY VIP
                                      MODERATE CL      SCIENCE &      SECURIAN RE      SMALL CAP        SMALL CAP        IVY VIP
                                          II           TECH CL II      SEC CL II       CORE CL II     GROWTH CL II     VALUE CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  167,767,260      67,264,348       8,354,346      51,752,464       57,013,364      68,983,860
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             14,822          17,900          22,285          14,658           19,456          32,161
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       167,782,082      67,282,248       8,376,631      51,767,122       57,032,820      69,016,021
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   15,661          19,384          22,455          15,496           20,615          32,974
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       15,661          19,384          22,455          15,496           20,615          32,974
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  167,766,421      67,262,864       8,354,176      51,751,626       57,012,205      68,983,047
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  167,720,896      66,963,610       8,321,601      51,536,580       56,940,156      68,479,768
Contracts in annuity payment period         45,525         299,254          32,575         215,046           72,049         503,279
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  167,766,421      67,262,864       8,354,176      51,751,626       57,012,205      68,983,047
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   34,341,943       3,080,208       1,265,503       3,831,983        7,421,296      12,130,097
    Investments at cost             $  181,262,360      72,034,272      10,163,592      62,867,894       66,260,412      74,366,939

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                         JANUS                           JANUS
                                         JANUS         HENDERSON         JANUS         HENDERSON          JANUS
                                       HENDERSON     FLEXIBLE BOND     HENDERSON       MID CP VAL       HENDERSON       MFS VIT II
                                      BALANCED SS          SS           FORTY SS           SS          OVERSEAS SS    INTL VALUE SC
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   25,775,548      20,115,923      47,351,118      21,227,694       32,515,955      15,166,463
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold              8,656          32,098           8,439           8,845           15,632           2,412
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        25,784,204      20,148,021      47,359,557      21,236,539       32,531,587      15,168,875
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    9,076          32,455           9,351           9,267           16,061           2,751
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        9,076          32,455           9,351           9,267           16,061           2,751
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   25,775,128      20,115,566      47,350,206      21,227,272       32,515,526      15,166,124
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   25,639,203      20,093,427      47,154,161      21,201,120       32,436,043      15,134,470
Contracts in annuity payment period        135,925          22,139         196,045          26,152           79,483          31,654
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   25,775,128      20,115,566      47,350,206      21,227,272       32,515,526      15,166,124
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      724,236       1,644,802       1,428,390       1,558,568        1,268,173         616,523
    Investments at cost             $   23,851,571      21,096,302      49,896,158      25,856,243       38,656,334      14,731,193

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                        MFS VIT
                                        MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR      MORNINGSTAR     MORNINGSTAR
                                      GROWTH SER      VIF EMG MK      AGGR GROWTH       BALANCED      CONSERVATIVE      GROWTH ETF
                                          SC            EQ CL 2          ETF II          ETF II          ETF II             II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    1,507,931      22,615,406       8,110,316      48,139,923       13,245,244      20,474,634
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold                201          23,919           1,699           7,362            2,707           3,100
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         1,508,132      22,639,325       8,112,015      48,147,285       13,247,951      20,477,734
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      252          24,418           1,884           8,133            2,992           3,345
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          252          24,418           1,884           8,133            2,992           3,345
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    1,507,880      22,614,907       8,110,131      48,139,152       13,244,959      20,474,389
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    1,507,880      22,577,493       8,110,131      47,883,811       13,244,959      20,365,862
Contracts in annuity payment period             --          37,414              --         255,341               --         108,527
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    1,507,880      22,614,907       8,110,131      48,139,152       13,244,959      20,474,389
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      196,345       1,566,164         770,210       5,056,715        1,267,487       2,108,613
    Investments at cost             $    1,808,851      22,621,620       9,166,716      54,593,419       14,083,748      22,298,987

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    -----------------------------------------------------------------------------------------------
                                      MORNINGSTAR      NEUBERGER
                                         INC &           BERMAN       OPPENHEIMER     OPPENHEIMER       PIMCO VIT       PIMCO VIT
                                      GROWTH ETF      SUSTAIN EQ S    INTL GROW VA     MS SM CAP       GLB DIV ALL     LOW DUR PORT
                                          II               CL              SS            VA SS           ADV CL           ADV CL
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   22,159,508       2,834,628      33,739,470       2,958,982      151,364,595      58,354,426
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold              5,859             376           8,073          23,099           35,384          10,132
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        22,165,367       2,835,004      33,747,543       2,982,081      151,399,979      58,364,558
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    6,272             445           8,854          23,216           37,973          11,376
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        6,272             445           8,854          23,216           37,973          11,376
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   22,159,095       2,834,559      33,738,689       2,958,865      151,362,006      58,353,182
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   22,159,095       2,822,332      33,671,029       2,958,865      151,362,006      58,288,407
Contracts in annuity payment period             --          12,227          67,660              --               --          64,775
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   22,159,095       2,834,559      33,738,689       2,958,865      151,362,006      58,353,182
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    2,282,133         124,380      15,914,844         147,728       15,882,959       5,789,130
    Investments at cost             $   24,898,934       2,834,850      39,042,224       3,354,275      162,474,669      60,853,010

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT        PUTNAM VT
                                     TOTAL RETURN        EQUITY        GROWTH OPP     INTER EQ CL      SUS LEADERS       SFT CORE
                                        ADV CL        INCOME CL IB       CL IB             IB           FD CL IB        BOND CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  156,328,562      13,228,168      10,783,318       2,383,695        1,657,553     230,977,857
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             37,473           1,705           2,616             502              219         202,743
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       156,366,035      13,229,873      10,785,934       2,384,197        1,657,772     231,180,600
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   40,748           2,019           2,993             542              274         206,363
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       40,748           2,019           2,993             542              274         206,363
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  156,325,287      13,227,854      10,782,941       2,383,655        1,657,498     230,974,237
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  156,245,546      13,157,005      10,778,056       2,372,537        1,657,498     229,983,420
Contracts in annuity payment period         79,741          70,849           4,885          11,118               --         990,817
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  156,325,287      13,227,854      10,782,941       2,383,655        1,657,498     230,974,237
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   14,916,847         572,153       1,126,783         195,866           49,598     100,568,750
    Investments at cost             $  165,805,077      13,603,785      10,980,138       2,421,247        1,766,740     195,344,601

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                          SFT           SFT GOVT
                                        DYNAMIC          MONEY         SFT INDEX       SFT INDEX        SFT INTL         SFT IVY
                                        MGD VOL          MARKET       400 MC CL 2       500 CL 2        BOND CL 2         GROWTH
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  399,773,469      32,338,925      65,185,496     197,089,701       77,717,862     176,520,907
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold            108,474          42,102          38,835          59,514           39,783          71,481
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       399,881,943      32,381,027      65,224,331     197,149,215       77,757,645     176,592,388
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                  115,830          42,835          39,616          60,778           40,768          73,582
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                      115,830          42,835          39,616          60,778           40,768          73,582
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  399,766,113      32,338,192      65,184,715     197,088,437       77,716,877     176,518,806
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  399,752,876      32,270,804      64,893,539     153,312,955       77,520,080     175,276,057
Contracts in annuity payment period         13,237          67,388         291,176      43,775,482          196,797       1,242,749
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  399,766,113      32,338,192      65,184,715     197,088,437       77,716,877     176,518,806
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   28,589,987      32,338,925      15,214,807      19,920,021       30,999,256      11,027,452
    Investments at cost             $  345,061,357      32,338,925      44,106,642     116,355,338       62,841,647     115,635,043

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                                                           SFT
                                        SFT IVY                                                        WELLINGTON        TOPS MGD
                                       SMALL CAP        SFT MGD         SFT REAL      SFT T. ROWE      CORE EQUITY     RISK BAL ETF
                                        GROWTH         VOL EQUITY     ESTATE CL 2     PRICE VALUE         CL 2             CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   47,577,521     290,928,500      64,246,110     103,267,918       44,149,334      18,784,239
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --            4,320              --
Receivable for investments sold              4,271          54,863          17,539          80,905               --           3,337
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        47,581,792     290,983,363      64,263,649     103,348,823       44,153,654      18,787,576
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    4,770          59,792          18,674          82,682               --           3,728
Payable for investments purchased               --              --              --              --            5,031              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        4,770          59,792          18,674          82,682            5,031           3,728
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   47,577,022     290,923,571      64,244,975     103,266,141       44,148,623      18,783,848
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   47,173,465     290,910,466      64,019,740     103,115,044       43,895,593      18,783,848
Contracts in annuity payment period        403,557          13,105         225,235         151,097          253,030              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   47,577,022     290,923,571      64,244,975     103,266,141       44,148,623      18,783,848
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    3,134,073      25,093,029      14,529,862       8,216,435        3,174,826       1,765,436
    Investments at cost             $   35,522,620     273,998,156      51,957,997      82,961,275       33,284,385      20,106,754

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                               SEGREGATED SUB-ACCOUNTS*
                                    -----------------------------------------------
                                                        TOPS MGD        TOPS MGD
                                       TOPS MGD       RISK GROWTH     RISK MOD GRO
                                     RISK FLEX ETF      ETF CL 2        ETF CL 2
                                    ---------------  --------------  --------------
ASSETS
Investments at net asset value      $  121,177,206      75,239,003      22,909,464
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --
Receivable for investments sold             38,618         433,352          11,688
                                    ---------------  --------------  --------------
    Total assets                       121,215,824      75,672,355      22,921,152
                                    ---------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   40,822         435,092          12,113
Payable for investments purchased               --              --              --
                                    ---------------  --------------  --------------
    Total liabilities                       40,822         435,092          12,113
                                    ---------------  --------------  --------------
    Net assets applicable to
      contract owners               $  121,175,002      75,237,263      22,909,039
                                    ===============  ==============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  121,175,002      75,237,263      22,909,039
Contracts in annuity payment period             --              --              --
                                    ---------------  --------------  --------------
    Total contract owners' equity   $  121,175,002      75,237,263      22,909,039
                                    ===============  ==============  ==============

    Investment shares                   11,189,031       7,051,453       2,086,472
    Investments at cost             $  122,094,953      80,188,790      24,422,233

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          AB VPS                         AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS
                                        DYNASSTALL      AB VPS INTL     VP INC & GRO    VP INFL PRO     IS GLBL BOND      IS GLBL
                                           CL B         VALUE CL B         CL II           CL II            CL 2        GROWTH CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    2,636,877           7,388           81,832       1,880,125         241,584       113,207
  Mortality, expense and
    administrative charges (note 3)       (2,314,409)        (10,407)         (83,588)       (971,101)       (183,341)     (212,937)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           322,468          (3,019)          (1,756)        909,024          58,243       (99,730)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   210,232              --          392,354              --          44,799     1,089,738

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    5,326,373         137,696        1,525,179       9,609,951       4,003,209     2,184,697
    Cost of investments sold              (4,854,739)       (119,834)      (1,329,948)    (11,490,487)     (4,027,339)   (2,010,972)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           471,634          17,862          195,231      (1,880,536)        (24,130)      173,725

    Net realized gains (losses) on
      investments                            681,866          17,862          587,585      (1,880,536)         20,669     1,263,463

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (15,603,026)       (189,166)        (997,363)     (1,945,751)       (471,308)   (2,877,152)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net      (14,921,160)       (171,304)        (409,778)     (3,826,287)       (450,639)   (1,613,689)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  (14,598,692)       (174,323)        (411,534)     (2,917,263)       (392,396)   (1,713,419)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        AMER FUNDS
                                        AMER FUNDS      AMER FUNDS       AMER FUNDS                      AMER FUNDS        IS US
                                        IS GLBL SM     IS GROWTH CL      IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                         CP CL 2             2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $       10,367         257,603          431,511         311,695         112,556       227,200
  Mortality, expense and
    administrative charges (note 3)         (182,278)       (855,591)        (452,856)       (252,600)       (183,713)     (184,815)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (171,911)       (597,988)         (21,345)         59,095         (71,157)       42,385
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   550,669       5,382,028        2,101,273         852,232         350,314            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      849,382       5,426,332        4,499,695       2,140,464       1,593,694     2,613,819
    Cost of investments sold                (930,788)     (5,522,063)      (4,246,048)     (2,093,618)     (1,568,827)   (2,706,497)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           (81,406)        (95,731)         253,647          46,846          24,867       (92,678)

    Net realized gains (losses) on
      investments                            469,263       5,286,297        2,354,920         899,078         375,181       (92,678)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,849,804)     (6,485,003)      (3,216,224)     (3,652,476)     (2,402,621)      (63,185)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,380,541)     (1,198,706)        (861,304)     (2,753,398)     (2,027,440)     (155,863)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,552,452)     (1,796,694)        (882,649)     (2,694,303)     (2,098,597)     (113,478)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                       CLEARBRIDGE     FIDELITY VIP                     FRANKLIN DEV      FRANKLIN        FRANKLIN
                                        VAR SM GRO        EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                          CL II         INCOME SC2      MID CAP SC2          2            VIP CL 2        VIP CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --       1,359,847          152,833         202,215         233,110       255,052
  Mortality, expense and
    administrative charges (note 3)         (272,642)       (981,077)        (545,139)       (307,685)       (159,449)     (423,469)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (272,642)        378,770         (392,306)       (105,470)         73,661      (168,417)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 1,863,440       3,373,144        3,431,950              --         362,980     4,343,614

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    4,333,412      11,694,657        5,822,378       8,075,235       1,885,456     2,682,426
    Cost of investments sold              (3,102,414)     (8,694,010)      (4,899,673)     (7,492,027)     (1,475,217)   (3,319,201)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         1,230,998       3,000,647          922,705         583,208         410,239      (636,775)

    Net realized gains (losses) on
      investments                          3,094,438       6,373,791        4,354,655         583,208         773,219     3,706,839

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,109,342)    (13,173,896)      (9,765,331)     (4,544,814)     (1,826,274)   (7,549,908)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net          (14,904)     (6,800,105)      (5,410,676)     (3,961,606)     (1,053,055)   (3,843,069)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (287,546)     (6,421,335)      (5,802,982)     (4,067,076)       (979,394)   (4,011,486)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        INVESCO VI
                                       FRANKLIN SM-       GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI      EQUITY &
                                         MD CP GR       SACHS VI HQ      SACHS VIT       AMER VALUE      COMSTOCK SR        INC
                                         VIP CL 2        FLT RT SS      GBL TRNDS SS       SR II             II            SR II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --         774,488        1,021,195          17,837         808,073       158,889
  Mortality, expense and
    administrative charges (note 3)         (113,489)       (602,753)      (2,091,941)       (142,104)       (851,446)     (113,425)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (113,489)        171,735       (1,070,746)       (124,267)        (43,373)       45,464
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   987,507              --        2,322,574       1,286,566       5,558,062       353,026

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,716,434       5,421,951        3,379,019       1,469,445       6,354,663       635,428
    Cost of investments sold              (1,970,284)     (5,673,421)      (3,118,759)     (1,545,410)     (4,423,938)     (635,890)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (253,850)       (251,470)         260,260         (75,965)      1,930,725          (462)

    Net realized gains (losses) on
      investments                            733,657        (251,470)       2,582,834       1,210,601       7,488,787       352,564

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,181,899)         88,671      (10,223,544)     (2,313,868)    (14,909,548)   (1,294,030)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net         (448,242)       (162,799)      (7,640,710)     (1,103,267)     (7,420,761)     (941,466)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (561,731)          8,936       (8,711,456)     (1,227,534)     (7,464,134)     (896,002)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                        INVESCO VI      INVESCO VI        IVY VIP         IVY VIP       IVY VIP CORE      IVY VIP
                                         GROWTH &       SM CAP EQTY        ASSET        BALANCED CL        EQUITY        CORPORATE
                                        INC SR II          SR II       STRATEGY CL II        II             CL II       BOND CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      136,383              --        2,388,285       1,636,681         474,109     2,882,211
  Mortality, expense and
    administrative charges (note 3)         (134,257)       (284,732)      (1,910,727)     (1,265,373)     (1,411,860)   (1,776,744)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net             2,126        (284,732)         477,558         371,308        (937,751)    1,105,467
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   716,953       1,324,343        5,196,977       1,612,099       7,883,066       194,071

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,539,418       3,258,065       25,111,499      17,058,268      17,155,407    17,710,976
    Cost of investments sold              (1,491,905)     (2,820,643)     (26,409,137)    (19,783,353)    (17,942,368)  (19,489,414)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                            47,513         437,422       (1,297,638)     (2,725,085)       (786,961)   (1,778,438)

    Net realized gains (losses) on
      investments                            764,466       1,761,765        3,899,339      (1,112,986)      7,096,105    (1,584,367)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,874,602)     (4,450,416)     (12,448,759)     (3,274,714)    (10,814,609)   (4,078,295)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,110,136)     (2,688,651)      (8,549,420)     (4,387,700)     (3,718,504)   (5,662,662)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,108,010)     (2,973,383)      (8,071,862)     (4,016,392)     (4,656,255)   (4,557,195)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                          IVY VIP         IVY VIP         IVY VIP       IVY VIP GOVT      IVY VIP
                                         IVY VIP          GLOBAL           GLOBAL          GLOBAL           MONEY         GROWTH
                                       ENERGY CL II      BOND CL II     EQ INC CL II    GROWTH CL II     MARKET CL II      CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --         180,891          322,309         298,753         178,934        18,647
  Mortality, expense and
    administrative charges (note 3)          (77,810)        (85,507)        (272,777)       (928,014)       (155,208)     (807,257)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (77,810)         95,384           49,532        (629,261)         23,726      (788,610)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --        1,514,618       3,829,868              99     6,370,263

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,513,846         766,502        3,160,564      15,442,625       2,644,589    13,694,231
    Cost of investments sold              (1,720,794)       (811,196)      (2,650,813)    (12,414,984)     (2,644,589)  (11,543,782)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (206,948)        (44,694)         509,751       3,027,641              --     2,150,449

    Net realized gains (losses) on
      investments                           (206,948)        (44,694)       2,024,369       6,857,509              99     8,520,712

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,473,260)       (151,052)      (4,582,732)    (10,163,186)             --    (6,261,187)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,680,208)       (195,746)      (2,558,363)     (3,305,677)             99     2,259,525
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,758,018)       (100,362)      (2,508,831)     (3,934,938)         23,825     1,470,915
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                          IVY VIP
                                         IVY VIP          IVY VIP         IVY VIP        MICRO CAP         IVY VIP        IVY VIP
                                           HIGH          INTL CORE      LIMITED-TERM       GROWTH          MID CAP        NATURAL
                                       INCOME CL II     EQUITY CL II      BOND CL II      CL II (A)      GROWTH CL II     RES CL II
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    5,418,948       2,282,310          701,074              --              --        94,630
  Mortality, expense and
    administrative charges (note 3)       (1,274,849)     (1,898,575)        (545,491)       (442,918)       (940,607)     (475,411)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net         4,144,099         383,735          155,583        (442,918)       (940,607)     (380,781)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --       3,990,753               --       1,503,443       3,063,146            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   14,496,143      19,726,393        4,593,374      44,442,372      14,036,682     5,264,723
    Cost of investments sold             (15,704,328)    (16,902,498)      (4,714,267)    (42,128,744)     (9,878,950)   (6,351,973)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                        (1,208,185)      2,823,895         (120,893)      2,313,628       4,157,732    (1,087,250)

    Net realized gains (losses) on
      investments                         (1,208,185)      6,814,648         (120,893)      3,817,071       7,220,878    (1,087,250)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,752,044)    (35,631,837)        (260,109)       (869,383)     (6,268,847)   (6,732,339)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (6,960,229)    (28,817,189)        (381,002)      2,947,688         952,031    (7,819,589)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,816,130)    (28,433,454)        (225,419)      2,504,770          11,424    (8,200,370)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          IVY VI          IVY VIP                         IVY VIP          IVY VIP        IVY VIP
                                         PATH MOD        PATH MOD         IVY VIP        PATHFINDER      PATHFINDER      PATHFINDER
                                         AGG MVF          CON MVF         PATH MOD       AGGRESSIVE        CONSERV        MOD AGGR
                                          CL II            CL II         MVF CL II         CL II            CL II          CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,006,378         315,181        3,963,960         310,370         324,183     4,110,408
  Mortality, expense and
    administrative charges (note 3)       (1,036,156)       (461,190)      (5,557,547)       (228,994)       (368,973)   (3,037,772)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (29,778)       (146,009)      (1,593,587)         81,376         (44,790)    1,072,636
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,415,578       1,027,440       12,179,022         918,551         953,867    11,367,519

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    7,824,643       4,136,909       14,993,933       3,681,338       6,131,886    44,565,234
    Cost of investments sold              (7,565,678)     (4,038,836)     (14,149,753)     (3,949,570)     (6,388,333)  (38,761,766)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           258,965          98,073          844,180        (268,232)       (256,447)    5,803,468

    Net realized gains (losses) on
      investments                          2,674,543       1,125,513       13,023,202         650,319         697,420    17,170,987

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,194,995)     (2,350,072)     (33,733,237)     (1,450,414)     (1,422,928)  (30,206,358)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (4,520,452)     (1,224,559)     (20,710,035)       (800,095)       (725,508)  (13,035,371)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (4,550,230)     (1,370,568)     (22,303,622)       (718,719)       (770,298)  (11,962,735)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                         IVY VIP          IVY VIP
                                        PATHFINDER      PATHFINDER        IVY VIP         IVY VIP          IVY VIP        IVY VIP
                                         MOD CONS        MODERATE        SCIENCE &      SECURIAN RE       SMALL CAP      SMALL CAP
                                          CL II            CL II         TECH CL II      SEC CL II       CORE CL II     GROWTH CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      842,258       2,705,450               --         157,183          75,691       113,170
  Mortality, expense and
    administrative charges (note 3)         (814,355)     (2,547,138)      (1,216,160)       (147,414)       (912,316)     (564,776)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
    Investment income (loss) - net            27,903         158,312       (1,216,160)          9,769        (836,625)     (451,606)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,636,944       8,738,211       10,161,135         672,099      11,992,683     9,379,781

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   11,513,327      34,716,268       19,778,545       2,437,651      13,865,029    11,062,102
    Cost of investments sold             (11,651,619)    (31,288,236)     (14,643,125)     (2,697,105)    (13,087,929)  (10,406,091)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (138,292)      3,428,032        5,135,420        (259,454)        777,100       656,011

    Net realized gains (losses) on
      investments                          2,498,652      12,166,243       15,296,555         412,645      12,769,783    10,035,792

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,628,703)    (21,084,507)     (18,212,217)     (1,123,004)    (18,168,251)  (12,574,594)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (2,130,051)     (8,918,264)      (2,915,662)       (710,359)     (5,398,468)   (2,538,802)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,102,148)     (8,759,952)      (4,131,822)       (700,590)     (6,235,093)   (2,990,408)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                           JANUS           JANUS                            JANUS          JANUS
                                         IVY VIP         HENDERSON       HENDERSON         JANUS          HENDERSON      HENDERSON
                                          VALUE          BALANCED         FLEXIBLE       HENDERSON         MID CP        OVERSEAS
                                          CL II             SS            BOND SS         FORTY SS         VAL SS           SS
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,532,334         467,917          557,581              --         223,200       649,048
  Mortality, expense and
    administrative charges (note 3)       (1,103,464)       (374,089)        (301,641)       (694,434)       (363,422)     (538,446)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           428,870          93,828          255,940        (694,434)       (140,222)      110,602
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,463,454         666,544               --       7,435,209       2,237,894            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   15,138,481       3,430,019        2,669,809      11,102,569       2,383,198     7,734,107
    Cost of investments sold             (14,435,240)     (2,709,742)      (2,789,266)    (10,125,070)     (2,157,170)   (8,381,841)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           703,241         720,277         (119,457)        977,499         226,028      (647,734)

    Net realized gains (losses) on
      investments                          3,166,695       1,386,821         (119,457)      8,412,708       2,463,922      (647,734)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (9,702,210)     (1,777,460)        (720,270)     (7,443,382)     (6,070,678)   (5,724,466)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (6,535,515)       (390,639)        (839,727)        969,326      (3,606,756)   (6,372,200)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (6,106,645)       (296,811)        (583,787)        274,892      (3,746,978)   (6,261,598)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                          MFS VIT                       MORNINGSTAR
                                         MFS VIT          MID CAP       MORGSTANLEY         AGGR         MORNINGSTAR    MORNINGSTAR
                                         II INTL          GROWTH          VIF EMG          GROWTH         BALANCED     CONSERVATIVE
                                         VALUE SC         SER SC         MK EQ CL 2        ETF II          ETF II          ETF II
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      146,784              --          102,410         121,182         974,731       292,541
  Mortality, expense and
    administrative charges (note 3)         (234,882)        (25,442)        (377,207)       (131,676)       (783,399)     (211,805)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (88,098)        (25,442)        (274,797)        (10,494)        191,332        80,736
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   182,492         242,730               --         714,209       4,384,911       195,109

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,319,980         958,146        4,695,168       1,251,566      10,967,073     2,888,790
    Cost of investments sold              (1,039,600)       (780,884)      (3,845,598)     (1,085,813)     (9,848,758)   (2,982,480)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           280,380         177,262          849,570         165,753       1,118,315       (93,690)

    Net realized gains (losses) on
      investments                            462,872         419,992          849,570         879,962       5,503,226       101,419

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,207,832)       (441,138)      (5,569,310)     (1,817,578)     (9,731,093)     (738,538)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,744,960)        (21,146)      (4,719,740)       (937,616)     (4,227,867)     (637,119)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,833,058)        (46,588)      (4,994,537)       (948,110)     (4,036,535)     (556,383)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                         NEUBERGER
                                       MORNINGSTAR      MORNINGSTAR        BERMAN       OPPENHEIMER      OPPENHEIMER      PIMCO VIT
                                          GROWTH        INC & GROWTH      SUSTAIN        INTL GROW        MS SM CAP      GLB DIV ALL
                                          ETF II          ETF II          EQ S CL          VA SS            VA SS          ADV CL
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      373,678         485,895            6,540         222,336           2,101     2,884,050
  Mortality, expense and
    administrative charges (note 3)         (338,654)       (363,839)         (51,235)       (573,702)        (60,693)   (2,166,757)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net            35,024         122,056          (44,695)       (351,366)        (58,592)      717,293
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,108,791         890,844          170,202         704,712         458,525     3,404,118

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    6,158,741       5,587,631          821,003       2,556,923         726,734     2,308,409
    Cost of investments sold              (4,654,767)     (5,610,843)        (748,513)     (2,274,881)       (691,667)   (2,298,694)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         1,503,974         (23,212)          72,490         282,042          35,067         9,715

    Net realized gains (losses) on
      investments                          3,612,765         867,632          242,692         986,754         493,592     3,413,833

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,778,518)     (2,372,561)        (395,919)     (9,072,842)       (832,100)  (21,212,566)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (2,165,753)     (1,504,929)        (153,227)     (8,086,088)       (338,508)  (17,798,733)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,130,729)     (1,382,873)        (197,922)     (8,437,454)       (397,100)  (17,081,440)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          PIMCO            PIMCO           PUTNAM        PUTNAM VT                        PUTNAM
                                         VIT LOW         VIT TOTAL       VT EQUITY         GROWTH          PUTNAM         VT SUS
                                         DUR PORT         RETURN           INCOME           OPP           VT INTER        LEADERS
                                          ADV CL          ADV CL           CL IB           CL IB          EQ CL IB       FD CL IB
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,123,950       4,021,477          107,457              --          41,919            --
  Mortality, expense and
    administrative charges (note 3)         (915,257)     (2,414,564)        (229,686)       (141,582)        (43,872)      (34,805)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           208,693       1,606,913         (122,229)       (141,582)         (1,953)      (34,805)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --       1,910,396          689,224         490,383              --       262,669

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    8,472,763      19,422,602        2,158,035       1,938,777         430,208       894,134
    Cost of investments sold              (8,970,887)    (21,363,160)      (1,664,339)     (1,531,048)       (289,297)     (840,331)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (498,124)     (1,940,558)         493,696         407,729         140,911        53,803

    Net realized gains (losses) on
      investments                           (498,124)        (30,162)       1,182,920         898,112         140,911       316,472

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (501,478)     (5,204,593)      (2,468,655)     (1,077,250)       (759,869)     (291,165)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net         (999,602)     (5,234,755)      (1,285,735)       (179,138)       (618,958)       25,307
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (790,909)     (3,627,842)      (1,407,964)       (320,720)       (620,911)       (9,498)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                            SFT             SFT             SFT              SFT            SFT
                                         SFT CORE         DYNAMIC        GOVT MONEY      INDEX 400        INDEX 500      INTL BOND
                                        BOND CL 2         MGD VOL          MARKET         MC CL 2           CL 2           CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --              --          327,022              --              --            --
  Mortality, expense and
    administrative charges (note 3)       (2,719,202)     (5,551,467)        (366,096)       (901,809)     (2,297,969)   (1,086,160)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net        (2,719,202)     (5,551,467)         (39,074)       (901,809)     (2,297,969)   (1,086,160)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --               --              --              --            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   27,080,564       6,076,322       23,676,696      12,083,870      28,960,026     8,655,203
    Cost of investments sold             (18,806,549)     (4,317,421)     (23,676,696)     (3,647,253)    (11,587,432)   (5,866,881)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         8,274,015       1,758,901               --       8,436,617      17,372,594     2,788,322
    Net realized gains (losses) on
      investments                          8,274,015       1,758,901               --       8,436,617      17,372,594     2,788,322

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (9,521,795)    (14,045,976)              --     (16,688,595)    (26,715,342)   (1,767,918)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,247,780)    (12,287,075)              --      (8,251,978)     (9,342,748)    1,020,404
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (3,966,982)    (17,838,542)         (39,074)     (9,153,787)    (11,640,717)      (65,756)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                            SFT
                                                          SFT IVY                           SFT                           T. ROWE
                                         SFT IVY         SMALL CAP        SFT MGD         MORTGAGE        SFT REAL         PRICE
                                          GROWTH          GROWTH         VOL EQUITY       CL 2 (B)       ESTATE CL 2       VALUE
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --              --               --              --              --            --
  Mortality, expense and
    administrative charges (note 3)       (2,682,854)       (742,491)      (3,985,978)       (679,497)       (998,474)   (1,731,533)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net        (2,682,854)       (742,491)      (3,985,978)       (679,497)       (998,474)   (1,731,533)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --               --              --              --            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   42,274,090      11,573,214        5,817,449      57,130,072      12,021,901    16,894,551
    Cost of investments sold             (24,636,999)     (6,644,389)      (4,780,569)    (50,816,889)     (4,233,547)  (12,192,347)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                        17,637,091       4,928,825        1,036,880       6,313,183       7,788,354     4,702,204
    Net realized gains (losses) on
      investments                         17,637,091       4,928,825        1,036,880       6,313,183       7,788,354     4,702,204

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (10,689,740)     (6,387,694)     (15,898,867)     (7,068,704)    (11,435,926)  (15,971,322)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net        6,947,351      (1,458,869)     (14,861,987)       (755,521)     (3,647,572)  (11,269,118)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    4,264,497      (2,201,360)     (18,847,965)     (1,435,018)     (4,646,046)  (13,000,651)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                       -----------------------------------------------------------------------------
                                                            SFT             TOPS                           TOPS           TOPS
                                                        WELLINGTON        MGD RISK          TOPS          MGD RISK       MGD RISK
                                                           CORE           BAL ETF         MGD RISK         GROWTH         MOD GRO
                                                        EQUITY CL 2         CL 2          FLEX ETF        ETF CL 2       ETF CL 2
                                                       --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                        $          --          345,185       1,491,635       1,257,367       411,403
  Mortality, expense and administrative charges
    (note 3)                                                (726,038)        (305,326)     (1,789,319)     (1,245,113)     (374,791)
  Fees waived (note 3)                                        98,184               --              --              --            --
                                                       --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net                          (627,854)          39,859        (297,684)         12,254        36,612
                                                       --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from underlying mutual
    fund                                                          --        1,072,126         658,042       4,445,469     1,200,412

  Realized gains (losses) on sales of investments
    Proceeds from sales                                    8,962,331        4,173,728       5,009,044       5,666,486     3,642,073
    Cost of investments sold                              (5,973,827)      (3,897,396)     (4,777,050)     (5,093,814)   (3,369,247)
                                                       --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales of investments          2,988,504          276,332         231,994         572,672       272,826

    Net realized gains (losses) on investments             2,988,504        1,348,458         890,036       5,018,141     1,473,238

  Net change in unrealized appreciation
    (depreciation) of investments                         (3,611,981)      (2,984,678)    (10,668,812)    (13,536,475)   (3,699,555)
                                                       --------------  ---------------  --------------  --------------  ------------
    Realized and unrealized gains (losses) on
      investments - net                                     (623,477)      (1,636,220)     (9,778,776)     (8,518,334)   (2,226,317)
                                                       --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $  (1,251,331)      (1,596,361)    (10,076,460)     (8,506,080)   (2,189,705)
                                                       ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   AB VPS            AB VPS         AM CENTURY        AM CENTURY        AMER FUNDS      AMER FUNDS
                                 DYNASSTALL        INTL VALUE        VP INC &        VP INFL PRO         IS GLBL         IS GLBL
                                    CL B              CL B           GRO CL II          CL II           BOND CL 2      GROWTH CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       552,256            4,098            19,527          832,699          (121,274)       (82,921)
  Net realized gains
    (losses) on investments            622,485           (2,492)          157,018         (592,757)           52,250        451,250
  Net change in unrealized
    appreciation
    (depreciation)                  16,111,340          138,456           585,682        1,288,079           637,446      2,934,226
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        17,286,081          140,062           762,227        1,528,021           568,422      3,302,555
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        14,777,261          179,804           848,801        4,594,273         4,713,899      2,694,262
  Contract terminations,
    withdrawal payments and
    charges                         (6,959,361)        (325,950)       (1,473,272)      (4,317,070)       (1,446,426)    (1,948,987)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                33              181                74             --
  Annuity benefit payments                  --               --              (377)          (9,103)           (3,199)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       7,817,900         (146,146)         (624,815)         268,281         3,264,348        745,275
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            25,103,981           (6,084)          137,412        1,796,302         3,832,770      4,047,830
Net assets at the beginning
  of year or period                132,664,227          770,341         4,607,075       69,117,411         8,925,290     11,164,434
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   157,768,208          764,257         4,744,487       70,913,713        12,758,060     15,212,264
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       322,468           (3,019)           (1,756)         909,024            58,243        (99,730)
  Net realized gains
    (losses) on investments            681,866           17,862           587,585       (1,880,536)           20,669      1,263,463
  Net change in unrealized
    appreciation
    (depreciation)                 (15,603,026)        (189,166)         (997,363)      (1,945,751)         (471,308)    (2,877,152)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                       (14,598,692)        (174,323)         (411,534)      (2,917,263)         (392,396)    (1,713,419)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        17,953,958          139,836         1,162,621        1,986,731         2,480,579      3,636,490
  Contract terminations,
    withdrawal payments and
    charges                         (4,574,238)        (129,922)       (1,449,347)      (8,909,940)       (3,916,399)    (2,082,958)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                42              199                81             37
  Annuity benefit payments                  --               --              (406)          (8,487)           (3,100)          (261)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      13,379,720            9,914          (287,090)      (6,931,497)       (1,438,839)     1,553,308
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (1,218,972)        (164,409)         (698,624)      (9,848,760)       (1,831,235)      (160,111)
Net assets at the beginning
  of year or period                157,768,208          764,257         4,744,487       70,913,713        12,758,060     15,212,264
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   156,549,236          599,848         4,045,863       61,064,953        10,926,825     15,052,153
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 AMER FUNDS        AMER FUNDS       AMER FUNDS                          AMER FUNDS      AMER FUNDS
                                 IS GLBL SM        IS GROWTH       IS GROWTH-INC      AMER FUNDS          IS NEW          IS US
                                   CP CL 2            CL 2             CL 2          IS INTL CL 2       WORLD CL 2     GOVT/AAA CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (102,955)        (427,546)          (66,862)         (21,069)          (57,337)        (4,933)
  Net realized gains
    (losses) on investments           (156,366)       4,316,187         1,502,239          418,760            43,868          7,399
  Net change in unrealized
    appreciation
    (depreciation)                   2,357,100        5,795,437         4,181,698        3,967,076         2,727,770         15,198
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         2,097,779        9,684,078         5,617,075        4,364,767         2,714,301         17,664
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,633,170        8,092,645         3,820,892        4,249,164         2,248,405      2,795,334
  Contract terminations,
    withdrawal payments and
    charges                         (1,271,326)      (4,683,916)       (9,966,599)      (4,652,459)       (1,737,016)    (1,827,843)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  70           (1,716)           (1,604)              --                54             34
  Annuity benefit payments              (2,656)          (1,864)           (3,783)              --            (2,582)          (970)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,359,258        3,405,149        (6,151,094)        (403,295)          508,861        966,555
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             3,457,037       13,089,227          (534,019)       3,961,472         3,223,162        984,219
Net assets at the beginning
  of year or period                  8,074,827       35,311,313        30,314,808       14,498,583         9,352,789     12,409,965
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,531,864       48,400,540        29,780,789       18,460,055        12,575,951     13,394,184
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (171,911)        (597,988)          (21,345)          59,095           (71,157)        42,385
  Net realized gains
    (losses) on investments            469,263        5,286,297         2,354,920          899,078           375,181        (92,678)
  Net change in unrealized
    appreciation
    (depreciation)                  (1,849,804)      (6,485,003)       (3,216,224)      (3,652,476)       (2,402,621)       (63,185)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,552,452)      (1,796,694)         (882,649)      (2,694,303)       (2,098,597)      (113,478)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,342,957       14,309,362         3,687,298        2,630,841         2,883,932      1,637,293
  Contract terminations,
    withdrawal payments and
    charges                           (782,117)      (5,122,433)       (4,212,218)      (2,018,098)       (1,529,377)    (2,504,711)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  96              214               136               --                64             36
  Annuity benefit payments              (2,981)          (3,178)           (3,844)              --            (2,757)          (983)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,557,955        9,183,965          (528,628)         612,743         1,351,862       (868,365)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                                 5,503        7,387,271        (1,411,277)      (2,081,560)         (746,735)      (981,843)
Net assets at the beginning
  of year or period                 11,531,864       48,400,540        29,780,789       18,460,055        12,575,951     13,394,184
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,537,367       55,787,811        28,369,512       16,378,495        11,829,216     12,412,341
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 CLEARBRIDGE      FIDELITY VIP       FIDELITY          FRANKLIN          FRANKLIN        FRANKLIN
                                   VAR SM        EQUITY-INCOME       VIP MID           DEV MKTS         MUTUAL SHS       SMALL CP
                                  GRO CL II          SC2             CAP SC2           VIP CL 2          VIP CL 2      VAL VIP CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (125,507)          (7,536)         (350,821)         (93,632)          107,155       (324,681)
  Net realized gains
    (losses) on investments            373,829        8,787,112         3,037,499         (244,693)          756,045      2,228,052
  Net change in unrealized
    appreciation
    (depreciation)                   1,153,801         (826,392)        3,921,828        8,722,436          (343,135)       548,969
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         1,402,123        7,953,184         6,608,506        8,384,111           520,065      2,452,340
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         8,961,301        2,650,104         2,049,785        5,874,970         5,058,839      2,640,871
  Contract terminations,
    withdrawal payments and
    charges                           (757,631)     (17,658,187)       (4,906,257)      (6,226,841)       (1,171,569)   (12,190,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                   7              752             9,351            2,538               109             94
  Annuity benefit payments                (325)         (56,670)          (33,612)         (10,867)           (1,967)        (6,767)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       8,203,352      (15,064,001)       (2,880,733)        (360,200)        3,885,412     (9,556,090)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             9,605,475       (7,110,817)        3,727,773        8,023,911         4,405,477     (7,103,750)
Net assets at the beginning
  of year or period                  1,700,508       81,880,565        36,510,194       21,167,985         6,244,316     36,490,421
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,305,983       74,769,748        40,237,967       29,191,896        10,649,793     29,386,671
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (272,642)         378,770          (392,306)        (105,470)           73,661       (168,417)
  Net realized gains
    (losses) on investments          3,094,438        6,373,791         4,354,655          583,208           773,219      3,706,839
  Net change in unrealized
    appreciation
    (depreciation)                  (3,109,342)     (13,173,896)       (9,765,331)      (4,544,814)       (1,826,274)    (7,549,908)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (287,546)      (6,421,335)       (5,802,982)      (4,067,076)         (979,394)    (4,011,486)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         8,659,311        1,146,816         2,009,248        2,616,820           228,751      1,868,148
  Contract terminations,
    withdrawal payments and
    charges                         (4,221,016)     (10,838,872)       (5,339,915)      (7,859,452)       (1,744,665)    (2,433,054)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                   8            3,095           (34,559)          (7,161)              125            103
  Annuity benefit payments                (391)         (40,535)          (25,903)         (10,133)           (1,491)        (6,040)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       4,437,912       (9,729,496)       (3,391,129)      (5,259,926)       (1,517,280)      (570,843)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             4,150,366      (16,150,831)       (9,194,111)      (9,327,002)       (2,496,674)    (4,582,329)
Net assets at the beginning
  of year or period                 11,305,983       74,769,748        40,237,967       29,191,896        10,649,793     29,386,671
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,456,349       58,618,917        31,043,856       19,864,894         8,153,119     24,804,342
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  FRANKLIN          GOLDMAN           GOLDMAN         INVESCO VI        INVESCO VI      INVESCO VI
                                  SM-MD CP        SACHS VI HQ        SACHS VIT        AMER VALUE         COMSTOCK      EQUITY & INC
                                 GR VIP CL 2       FLT RT SS       GBL TRNDS SS         SR II             SR II           SR II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (109,949)         (72,919)       (1,418,804)         (87,098)          309,671          9,858
  Net realized gains
    (losses) on investments            443,690          (81,660)        3,752,258         (109,263)        4,828,337        116,357
  Net change in unrealized
    appreciation
    (depreciation)                   1,344,104          156,040        11,637,156          936,534         3,274,396        468,267
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         1,677,845            1,461        13,970,610          740,173         8,412,404        594,482
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,012,609        3,629,822        11,743,846        1,193,505         6,244,185      2,857,118
  Contract terminations,
    withdrawal payments and
    charges                         (2,037,049)      (2,334,117)       (4,938,971)      (1,399,263)       (6,054,741)      (766,619)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,571               17                --              170               327             --
  Annuity benefit payments              (9,158)          (3,459)               --           (3,339)          (12,845)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,032,027)       1,292,263         6,804,875         (208,927)          176,926      2,090,499
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                               645,818        1,293,724        20,775,485          531,246         8,589,330      2,684,981
Net assets at the beginning
  of year or period                  8,851,759       38,919,618       117,911,955        9,229,462        50,583,685      5,038,654
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     9,497,577       40,213,342       138,687,440        9,760,708        59,173,015      7,723,635
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (113,489)         171,735        (1,070,746)        (124,267)          (43,373)        45,464
  Net realized gains
    (losses) on investments            733,657         (251,470)        2,582,834        1,210,601         7,488,787        352,564
  Net change in unrealized
    appreciation
    (depreciation)                  (1,181,899)          88,671       (10,223,544)      (2,313,868)      (14,909,548)    (1,294,030)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (561,731)           8,936        (8,711,456)      (1,227,534)       (7,464,134)      (896,002)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,193,904        6,016,496        19,024,296          616,966         2,050,044      1,053,813
  Contract terminations,
    withdrawal payments and
    charges                         (1,616,125)      (5,018,886)       (2,722,337)      (1,352,794)       (5,735,489)      (570,582)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,853               14                --              186               383             --
  Annuity benefit payments              (7,881)          (3,322)               --           (3,494)          (13,702)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (428,249)         994,302        16,301,959         (739,136)       (3,698,764)       483,231
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (989,980)       1,003,238         7,590,503       (1,966,670)      (11,162,898)      (412,771)
Net assets at the beginning
  of year or period                  9,497,577       40,213,342       138,687,440        9,760,708        59,173,015      7,723,635
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     8,507,597       41,216,580       146,277,943        7,794,038        48,010,117      7,310,864
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  INVESCO VI        INVESCO VI         IVY VIP           IVY VIP           IVY VIP         IVY VIP
                                   GROWTH &        SM CAP EQTY          ASSET           BALANCED            CORE         CORPORATE
                                  INC SR II           SR II         STRATEGY CL II        CL II          EQUITY CL II    BOND CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (40,636)        (301,028)          190,047          398,509          (961,751)       361,747
  Net realized gains
    (losses) on investments            176,107        1,428,012        (2,035,673)         397,339         2,570,012        714,359
  Net change in unrealized
    appreciation
    (depreciation)                     836,483        1,273,188        24,098,866        9,574,879        16,434,566      2,508,598
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           971,954        2,400,172        22,253,240       10,370,727        18,042,827      3,584,704
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           654,483          542,617         1,488,988        5,087,392         1,929,159      9,544,179
  Contract terminations,
    withdrawal payments and
    charges                         (2,322,235)      (2,631,086)      (23,992,141)     (16,230,839)      (13,520,640)    (6,587,527)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               41            (4,441)         (12,851)           12,242          1,474
  Annuity benefit payments                  --           (2,242)          (51,177)        (304,910)          (53,670)       (23,851)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,667,752)      (2,090,670)      (22,558,771)     (11,461,208)      (11,632,909)     2,934,275
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (695,798)         309,502          (305,531)      (1,090,481)        6,409,918      6,518,979
Net assets at the beginning
  of year or period                  9,075,732       20,811,129       145,355,667      110,047,146        99,292,010    132,718,740
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     8,379,934       21,120,631       145,050,136      108,956,665       105,701,928    139,237,719
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $         2,126         (284,732)          477,558          371,308          (937,751)     1,105,467
  Net realized gains
    (losses) on investments            764,466        1,761,765         3,899,339       (1,112,986)        7,096,105     (1,584,367)
  Net change in unrealized
    appreciation
    (depreciation)                  (1,874,602)      (4,450,416)      (12,448,759)      (3,274,714)      (10,814,609)    (4,078,295)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,108,010)      (2,973,383)       (8,071,862)      (4,016,392)       (4,656,255)    (4,557,195)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           218,396          801,770         2,159,917        2,731,845         2,115,547      8,171,613
  Contract terminations,
    withdrawal payments and
    charges                         (1,436,369)      (3,027,855)      (23,389,472)     (15,647,195)      (15,883,833)   (16,558,441)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               47             3,226           28,296           (14,235)         1,755
  Annuity benefit payments                  --           (2,334)          (41,610)        (300,337)          (52,457)       (23,483)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,217,973)      (2,228,372)      (21,267,939)     (13,187,391)      (13,834,978)    (8,408,556)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,325,983)      (5,201,755)      (29,339,801)     (17,203,783)      (18,491,233)   (12,965,751)
Net assets at the beginning
  of year or period                  8,379,934       21,120,631       145,050,136      108,956,665       105,701,928    139,237,719
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     6,053,951       15,918,876       115,710,335       91,752,882        87,210,695    126,271,968
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP           IVY VIP           IVY VIP         IVY VIP
                                   ENERGY         GLOBAL BOND        GLOBAL EQ          GLOBAL          GOVT MONEY        GROWTH
                                    CL II            CL II           INC CL II       GROWTH CL II      MARKET CL II       CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (42,394)          91,955           (29,180)        (915,625)          (75,445)      (675,478)
  Net realized gains
    (losses) on investments           (153,739)         (35,760)        1,605,709        3,675,278               587      7,604,606
  Net change in unrealized
    appreciation
    (depreciation)                    (748,570)         129,274         1,198,636       10,622,145                --      7,324,244
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (944,703)         185,469         2,775,165       13,381,798           (74,858)    14,253,372
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,408,412          508,557           379,243          803,022         1,645,468      1,176,404
  Contract terminations,
    withdrawal payments and
    charges                         (1,316,294)        (862,156)       (3,465,799)     (10,420,331)       (1,880,767)   (11,373,254)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 391                1             1,598            3,195                33          3,927
  Annuity benefit payments              (1,266)          (1,753)          (13,219)         (17,380)           (1,674)       (25,552)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                          91,243         (355,351)       (3,098,177)      (9,631,494)         (236,940)   (10,218,475)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (853,460)        (169,882)         (323,012)       3,750,304          (311,798)     4,034,897
Net assets at the beginning
  of year or period                  6,986,082        6,722,983        21,597,757       62,464,755        10,490,486     55,403,413
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     6,132,622        6,553,101        21,274,745       66,215,059        10,178,688     59,438,310
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (77,810)          95,384            49,532         (629,261)           23,726       (788,610)
  Net realized gains
    (losses) on investments           (206,948)         (44,694)        2,024,369        6,857,509                99      8,520,712
  Net change in unrealized
    appreciation
    (depreciation)                  (1,473,260)        (151,052)       (4,582,732)     (10,163,186)               --     (6,261,187)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,758,018)        (100,362)       (2,508,831)      (3,934,938)           23,825      1,470,915
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           416,685          363,949           665,380        5,471,906         3,822,938        694,352
  Contract terminations,
    withdrawal payments and
    charges                         (1,459,928)        (716,877)       (2,968,154)     (14,670,691)       (2,550,964)   (12,943,839)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 389               --             1,713            1,554                40          5,791
  Annuity benefit payments              (1,196)          (1,667)          (13,238)         (19,088)           (1,997)       (31,460)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,044,050)        (354,595)       (2,314,299)      (9,216,319)        1,270,017    (12,275,156)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,802,068)        (454,957)       (4,823,130)     (13,151,257)        1,293,842    (10,804,241)
Net assets at the beginning
  of year or period                  6,132,622        6,553,101        21,274,745       66,215,059        10,178,688     59,438,310
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     3,330,554        6,098,144        16,451,615       53,063,802        11,472,530     48,634,069
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                IVY VIP HIGH      IVY VIP INTL        IVY VIP        IVY VIP MICRO      IVY VIP MID       IVY VIP
                                   INCOME         CORE EQUITY      LIMITED-TERM       CAP GROWTH        CAP GROWTH      NATURAL RES
                                    CL II            CL II          BOND CL II        CL II (A)           CL II           CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $     3,742,593          183,924           110,905         (399,072)         (901,983)      (489,028)
  Net realized gains
    (losses) on investments           (248,019)       5,020,304          (105,724)        (392,601)        3,970,497     (2,825,193)
  Net change in unrealized
    appreciation
    (depreciation)                   1,107,257       25,636,455            27,322        2,694,584        11,116,890      3,514,979
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         4,601,831       30,840,683            32,503        1,902,911        14,185,404        200,758
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,219,623        3,203,636         4,680,478        8,347,069         1,314,304      4,235,900
  Contract terminations,
    withdrawal payments and
    charges                        (11,867,521)     (22,933,611)       (2,568,384)      (3,856,474)      (10,016,427)   (10,625,216)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,982           27,777                --              711               472            375
  Annuity benefit payments             (42,861)        (148,354)               --           (7,649)           (8,969)        (5,995)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (7,688,777)     (19,850,552)        2,112,094        4,483,657        (8,710,620)    (6,394,936)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,086,946)      10,990,131         2,144,597        6,386,568         5,474,784     (6,194,178)
Net assets at the beginning
  of year or period                 92,040,204      150,580,435        39,615,179       23,945,771        60,308,547     41,112,391
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    88,953,258      161,570,566        41,759,776       30,332,339        65,783,331     34,918,213
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $     4,144,099          383,735           155,583         (442,918)         (940,607)      (380,781)
  Net realized gains
    (losses) on investments         (1,208,185)       6,814,648          (120,893)       3,817,071         7,220,878     (1,087,250)
  Net change in unrealized
    appreciation
    (depreciation)                  (5,752,044)     (35,631,837)         (260,109)        (869,383)       (6,268,847)    (6,732,339)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,816,130)     (28,433,454)         (225,419)       2,504,770            11,424     (8,200,370)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,696,489        6,749,839         3,399,800       11,264,250         4,648,860      3,868,564
  Contract terminations,
    withdrawal payments and
    charges                        (13,449,282)     (18,206,891)       (4,291,154)     (44,100,732)      (13,310,777)    (4,967,192)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               2,154          (33,253)               --               62               747            393
  Annuity benefit payments             (39,959)        (127,078)               --             (689)          (10,717)        (5,036)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (8,790,598)     (11,617,383)         (891,354)     (32,837,109)       (8,671,887)    (1,103,271)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (11,606,728)     (40,050,837)       (1,116,773)     (30,332,339)       (8,660,463)    (9,303,641)
Net assets at the beginning
  of year or period                 88,953,258      161,570,566        41,759,776       30,332,339        65,783,331     34,918,213
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,346,530      121,519,729        40,643,003               --        57,122,868     25,614,572
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP          IVY VIP           IVY VIP         IVY VIP
                                    PATH              PATH           PATH MOD         PATHFINDER        PATHFINDER      PATHFINDER
                                   MOD AGG          MOD CON             MVF           AGGRESSIVE         CONSERV         MOD AGGR
                                  MVF CL II        MVF CL II           CL II            CL II             CL II           CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (627,687)        (311,474)       (3,287,375)         (85,114)         (175,259)    (1,155,550)
  Net realized gains
    (losses) on investments          1,987,668          646,612        10,386,464        1,251,135           838,354     24,608,301
  Net change in unrealized
    appreciation
    (depreciation)                   7,962,670        3,068,452        35,876,219        1,819,174         2,066,729     11,933,058
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         9,322,651        3,403,590        42,975,308        2,985,195         2,729,824     35,385,809
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        10,512,934        1,600,403        23,779,477        1,588,406         1,404,684        857,911
  Contract terminations,
    withdrawal payments and
    charges                         (4,820,278)      (4,040,135)      (12,629,776)      (4,227,834)       (6,689,469)   (32,761,667)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                --               --                 9             --
  Annuity benefit payments                  --               --                --               --           (12,089)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       5,692,656       (2,439,732)       11,149,701       (2,639,428)       (5,296,865)   (31,903,756)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            15,015,307          963,858        54,125,009          345,767        (2,567,041)     3,482,053
Net assets at the beginning
  of year or period                 62,068,588       34,087,877       345,138,193       17,383,185        32,156,119    246,007,469
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,083,895       35,051,735       399,263,202       17,728,952        29,589,078    249,489,522
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (29,778)        (146,009)       (1,593,587)          81,376           (44,790)     1,072,636
  Net realized gains
    (losses) on investments          2,674,543        1,125,513        13,023,202          650,319           697,420     17,170,987
  Net change in unrealized
    appreciation
    (depreciation)                  (7,194,995)      (2,350,072)      (33,733,237)      (1,450,414)       (1,422,928)   (30,206,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (4,550,230)      (1,370,568)      (22,303,622)        (718,719)         (770,298)   (11,962,735)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         6,272,371        1,954,867        32,014,881          810,520         1,616,035      2,799,293
  Contract terminations,
    withdrawal payments and
    charges                         (7,066,126)      (3,718,662)      (11,896,716)      (3,494,501)       (5,770,738)   (41,876,736)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                --               --                 2             --
  Annuity benefit payments                  --               --                --               --           (12,153)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (793,755)      (1,763,795)       20,118,165       (2,683,981)       (4,166,854)   (39,077,443)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,343,985)      (3,134,363)       (2,185,457)      (3,402,700)       (4,937,152)   (51,040,178)
Net assets at the beginning
  of year or period                 77,083,895       35,051,735       399,263,202       17,728,952        29,589,078    249,489,522
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    71,739,910       31,917,372       397,077,745       14,326,252        24,651,926    198,449,344
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP          IVY VIP           IVY VIP         IVY VIP
                                 PATHFINDER        PATHFINDER        SCIENCE &         SECURIAN         SMALL CAP       SMALL CAP
                                MOD CONS CL II    MODERATE CL II     TECH CL II       RE SEC CL II       CORE CL II    GROWTH CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (318,712)      (1,106,394)       (1,101,716)         (24,894)         (898,736)      (410,115)
  Net realized gains
    (losses) on investments          3,206,300       16,189,031        10,554,299        2,066,864        10,517,171      1,093,456
  Net change in unrealized
    appreciation
    (depreciation)                   4,560,725       10,913,055         9,193,053       (1,611,245)       (1,883,437)     4,980,521
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         7,448,313       25,995,692        18,645,636          430,725         7,734,998      5,663,862
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           429,120          550,126        16,005,447          495,000        10,867,586        770,586
  Contract terminations,
    withdrawal payments and
    charges                        (11,219,089)     (29,106,700)      (13,782,337)      (2,126,784)      (13,577,445)    (3,900,339)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --              188             3,513              491             1,635            480
  Annuity benefit payments                  --           (3,788)          (39,612)          (3,613)          (33,519)        (2,432)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (10,789,969)     (28,560,174)        2,187,011       (1,634,906)       (2,741,743)    (3,131,705)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,341,656)      (2,564,482)       20,832,647       (1,204,181)        4,993,255      2,532,157
Net assets at the beginning
  of year or period                 70,486,377      208,956,055        61,890,871       12,144,828        63,332,625     27,864,474
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    67,144,721      206,391,573        82,723,518       10,940,647        68,325,880     30,396,631
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $        27,903          158,312        (1,216,160)           9,769          (836,625)      (451,606)
  Net realized gains
    (losses) on investments          2,498,652       12,166,243        15,296,555          412,645        12,769,783     10,035,792
  Net change in unrealized
    appreciation
    (depreciation)                  (4,628,703)     (21,084,507)      (18,212,217)      (1,123,004)      (18,168,251)   (12,574,594)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,102,148)      (8,759,952)       (4,131,822)        (700,590)       (6,235,093)    (2,990,408)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           458,225        2,389,021         7,619,262          449,341         2,803,264     40,220,349
  Contract terminations,
    withdrawal payments and
    charges                        (10,720,761)     (32,250,542)      (18,912,662)      (2,332,315)      (13,114,556)   (10,598,872)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --              222             4,827              509             6,659         (7,227)
  Annuity benefit payments                  --           (3,901)          (40,259)          (3,416)          (34,528)        (8,268)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (10,262,536)     (29,865,200)      (11,328,832)      (1,885,881)      (10,339,161)    29,605,982
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (12,364,684)     (38,625,152)      (15,460,654)      (2,586,471)      (16,574,254)    26,615,574
Net assets at the beginning
  of year or period                 67,144,721      206,391,573        82,723,518       10,940,647        68,325,880     30,396,631
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    54,780,037      167,766,421        67,262,864        8,354,176        51,751,626     57,012,205
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                                       JANUS                              JANUS
                                                     JANUS           HENDERSON          JANUS           HENDERSON         JANUS
                                   IVY VIP         HENDERSON         FLEXIBLE         HENDERSON           MID CP        HENDERSON
                                 VALUE CL II      BALANCED SS         BOND SS          FORTY SS           VAL SS       OVERSEAS SS
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $        62,744           (2,890)          221,900         (557,351)         (206,915)        91,803
  Net realized gains
    (losses) on investments          2,500,550          572,956            (2,910)       1,491,537         1,143,776     (6,615,489)
  Net change in unrealized
    appreciation
    (depreciation)                   6,608,150        2,956,697           119,937        9,170,485         1,946,025     17,723,840
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         9,171,444        3,526,763           338,927       10,104,671         2,882,886     11,200,154
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,578,523        2,476,923         4,529,649       11,511,586           985,599      4,264,293
  Contract terminations,
    withdrawal payments and
    charges                        (12,860,340)      (2,500,705)       (1,196,576)     (10,287,509)       (2,626,660)   (11,935,758)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                              22,816                2                52            7,288                62          3,305
  Annuity benefit payments             (93,915)          (2,624)           (1,920)         (31,963)           (4,394)       (18,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (11,352,916)         (26,404)        3,331,205        1,199,402        (1,645,393)    (7,686,518)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,181,472)       3,500,359         3,670,132       11,304,073         1,237,493      3,513,636
Net assets at the beginning
  of year or period                 89,435,653       21,636,898        17,218,645       35,727,688        24,812,857     40,773,291
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    87,254,181       25,137,257        20,888,777       47,031,761        26,050,350     44,286,927
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       428,870           93,828           255,940         (694,434)         (140,222)       110,602
  Net realized gains
    (losses) on investments          3,166,695        1,386,821          (119,457)       8,412,708         2,463,922       (647,734)
  Net change in unrealized
    appreciation
    (depreciation)                  (9,702,210)      (1,777,460)         (720,270)      (7,443,382)       (6,070,678)    (5,724,466)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (6,106,645)        (296,811)         (583,787)         274,892        (3,746,978)    (6,261,598)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,048,867        4,103,568         2,328,957       10,735,653         1,087,510      1,826,803
  Contract terminations,
    withdrawal payments and
    charges                        (14,097,091)      (3,152,163)       (2,516,601)     (10,649,182)       (2,159,252)    (7,316,203)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                             (33,631)          (4,227)               54          (13,822)               64         (6,163)
  Annuity benefit payments             (82,634)         (12,496)           (1,834)         (29,096)           (4,422)       (14,240)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (12,164,489)         934,682          (189,424)          43,553        (1,076,100)    (5,509,803)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (18,271,134)         637,871          (773,211)         318,445        (4,823,078)   (11,771,401)
Net assets at the beginning
  of year or period                 87,254,181       25,137,257        20,888,777       47,031,761        26,050,350     44,286,927
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    68,983,047       25,775,128        20,115,566       47,350,206        21,227,272     32,515,526
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 MFS VIT II       MFS VIT MID       MORGSTANLEY      MORNINGSTAR       MORNINGSTAR     MORNINGSTAR
                                 INTL VALUE        CAP GROWTH       VIF EMG MK       AGGR GROWTH         BALANCED      CONSERVATIVE
                                     SC              SER SC           EQ CL 2           ETF II            ETF II          ETF II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (21,525)         (20,576)         (215,689)         (22,504)          110,278         38,685
  Net realized gains
    (losses) on investments            241,527           84,130           646,142          706,097         4,880,941        (29,766)
  Net change in unrealized
    appreciation
    (depreciation)                   2,761,462          216,685         7,267,570          670,232         1,800,824        623,259
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         2,981,464          280,239         7,698,023        1,353,825         6,792,043        632,178
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         3,210,874          176,733         4,590,734          969,700         1,834,470      2,294,315
  Contract terminations,
    withdrawal payments and
    charges                         (1,847,427)        (493,371)       (6,889,036)      (1,195,034)       (7,462,779)    (3,241,878)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  71               --                75               --             1,466             --
  Annuity benefit payments              (2,725)              --            (4,214)              --           (23,491)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,360,793         (316,638)       (2,302,441)        (225,334)       (5,650,334)      (947,563)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             4,342,257          (36,399)        5,395,582        1,128,491         1,141,709       (315,385)
Net assets at the beginning
  of year or period                 10,954,082        1,220,680        23,134,251        7,797,544        60,540,310     14,462,534
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,296,339        1,184,281        28,529,833        8,926,035        61,682,019     14,147,149
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (88,098)         (25,442)         (274,797)         (10,494)          191,332         80,736
  Net realized gains
    (losses) on investments            462,872          419,992           849,570          879,962         5,503,226        101,419
  Net change in unrealized
    appreciation
    (depreciation)                  (2,207,832)        (441,138)       (5,569,310)      (1,817,578)       (9,731,093)      (738,538)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,833,058)         (46,588)       (4,994,537)        (948,110)       (4,036,535)      (556,383)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,944,457        1,306,085         3,580,239        1,301,134           726,343      2,365,643
  Contract terminations,
    withdrawal payments and
    charges                         (1,238,807)        (935,898)       (4,496,425)      (1,168,928)      (10,210,836)    (2,711,450)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  85               --                84               --             1,622             --
  Annuity benefit payments              (2,892)              --            (4,287)              --           (23,461)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,702,843          370,187          (920,389)         132,206        (9,506,332)      (345,807)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (130,215)         323,599        (5,914,926)        (815,904)      (13,542,867)      (902,190)
Net assets at the beginning
  of year or period                 15,296,339        1,184,281        28,529,833        8,926,035        61,682,019     14,147,149
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,166,124        1,507,880        22,614,907        8,110,131        48,139,152     13,244,959
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                                     NEUBERGER
                                 MORNINGSTAR       MORNINGSTAR         BERMAN         OPPENHEIMER       OPPENHEIMER      PIMCO VIT
                                   GROWTH         INC & GROWTH        SUSTAIN          INTL GROW         MS SM CAP      GLB DIV ALL
                                   ETF II            ETF II           EQ S CL           VA SS             VA SS           ADV CL
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (29,369)          69,700           (42,629)        (130,694)          (37,314)     1,930,811
  Net realized gains
    (losses) on investments          2,738,994        1,423,249           208,262          374,041           129,054        (71,305)
  Net change in unrealized
    appreciation
    (depreciation)                     809,100          747,859           373,504        8,238,750           320,404     14,941,761
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         3,518,725        2,240,808           539,137        8,482,097           412,144     16,801,267
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,134,273          846,485           573,146        1,417,318           575,706     23,931,455
  Contract terminations,
    withdrawal payments and
    charges                         (4,084,435)      (3,532,404)         (696,144)      (4,983,867)         (997,261)    (1,847,215)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  31               --                28              191                --             --
  Annuity benefit payments              (2,379)              --            (1,041)          (6,691)               --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,952,510)      (2,685,919)         (124,011)      (3,573,049)         (421,555)    22,084,240
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             1,566,215         (445,111)          415,126        4,909,048            (9,411)    38,885,507
Net assets at the beginning
  of year or period                 23,992,487       28,063,068         3,243,199       35,350,316         3,813,911    101,402,853
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    25,558,702       27,617,957         3,658,325       40,259,364         3,804,500    140,288,360
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $        35,024          122,056           (44,695)        (351,366)          (58,592)       717,293
  Net realized gains
    (losses) on investments          3,612,765          867,632           242,692          986,754           493,592      3,413,833
  Net change in unrealized
    appreciation
    (depreciation)                  (5,778,518)      (2,372,561)         (395,919)      (9,072,842)         (832,100)   (21,212,566)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,130,729)      (1,382,873)         (197,922)      (8,437,454)         (397,100)   (17,081,440)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,926,482        1,171,474           151,231        4,243,758           236,715     30,084,302
  Contract terminations,
    withdrawal payments and
    charges                         (5,871,101)      (5,247,463)         (775,983)      (2,320,388)         (685,250)    (1,929,216)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 450               --                31              215                --             --
  Annuity benefit payments              (9,415)              --            (1,123)          (6,806)               --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (2,953,584)      (4,075,989)         (625,844)       1,916,779          (448,535)    28,155,086
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,084,313)      (5,458,862)         (823,766)      (6,520,675)         (845,635)    11,073,646
Net assets at the beginning
  of year or period                 25,558,702       27,617,957         3,658,325       40,259,364         3,804,500    140,288,360
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    20,474,389       22,159,095         2,834,559       33,738,689         2,958,865    151,362,006
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  PIMCO VIT        PIMCO VIT         PUTNAM VT        PUTNAM VT         PUTNAM VT       PUTNAM VT
                                LOW DUR PORT      TOTAL RETURN     EQUITY INCOME      GROWTH AND        GROWTH OPP       INTER EQ
                                   ADV CL            ADV CL            CL IB        INC CL IB (B)         CL IB           CL IB
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (144,783)         765,214           (72,104)         105,682           (71,508)        26,922
  Net realized gains
    (losses) on investments           (130,525)        (319,820)          436,367          905,562           165,117        200,178
  Net change in unrealized
    appreciation
    (depreciation)                     131,197        4,879,988         1,374,528         (546,988)        1,149,302        532,511
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (144,111)       5,325,382         1,738,791          464,256         1,242,911        759,611
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         7,431,800       13,496,760         9,462,611        1,614,746         4,133,549        123,764
  Contract terminations,
    withdrawal payments and
    charges                         (5,613,314)      (7,623,332)       (1,007,921)      (8,450,078)       (2,313,235)      (957,608)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 117              240               202               85                 1            265
  Annuity benefit payments             (10,851)         (14,034)           (5,607)          (2,010)             (495)        (3,800)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,807,752        5,859,634         8,449,285       (6,837,257)        1,819,820       (837,379)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             1,663,641       11,185,016        10,188,076       (6,373,001)        3,062,731        (77,768)
Net assets at the beginning
  of year or period                 61,878,612      158,406,411         5,355,987        6,373,001         3,760,565      3,312,339
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    63,542,253      169,591,427        15,544,063               --         6,823,296      3,234,571
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       208,693        1,606,913          (122,229)              --          (141,582)        (1,953)
  Net realized gains
    (losses) on investments           (498,124)         (30,162)        1,182,920               --           898,112        140,911
  Net change in unrealized
    appreciation
    (depreciation)                    (501,478)      (5,204,593)       (2,468,655)              --        (1,077,250)      (759,869)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (790,909)      (3,627,842)       (1,407,964)              --          (320,720)      (620,911)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         3,501,980        8,181,384         1,103,840               --         6,130,809        168,340
  Contract terminations,
    withdrawal payments and
    charges                         (7,889,954)     (17,806,620)       (2,004,414)              --        (1,849,866)      (396,838)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 117              232               353               --                (1)           306
  Annuity benefit payments             (10,305)         (13,294)           (8,024)              --              (577)        (1,813)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (4,398,162)      (9,638,298)         (908,245)              --         4,280,365       (230,005)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,189,071)     (13,266,140)       (2,316,209)              --         3,959,645       (850,916)
Net assets at the beginning
  of year or period                 63,542,253      169,591,427        15,544,063               --         6,823,296      3,234,571
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    58,353,182      156,325,287        13,227,854               --        10,782,941      2,383,655
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  PUTNAM VT                                            SFT GOVT         SFT INDEX
                                 SUS LEADERS        SFT CORE        SFT DYNAMIC         MONEY             400 MC         SFT INDEX
                                  FD CL IB          BOND CL 2         MGD VOL           MARKET             CL 2           500 CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (11,854)      (2,772,362)       (4,575,350)        (354,973)         (990,127)    (2,153,594)
  Net realized gains
    (losses) on investments            269,051        4,730,406         1,959,037               --        10,850,757     12,905,588
  Net change in unrealized
    appreciation
    (depreciation)                      94,663        4,464,981        50,655,759               --         1,072,148     27,170,090
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           351,860        6,423,025        48,039,446         (354,973)       10,932,778     37,922,084
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,598,250       12,895,384        44,951,039       11,193,373         5,798,752     14,648,028
  Contract terminations,
    withdrawal payments and
    charges                         (1,020,344)     (13,833,057)       (6,601,987)     (18,847,526)      (18,672,004)   (14,421,717)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --            9,294                --              570             3,000          8,939
  Annuity benefit payments                  --         (125,039)               --          (14,331)          (51,649)    (5,465,542)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                         577,906       (1,053,418)       38,349,052       (7,667,914)      (12,921,901)    (5,230,292)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                               929,766        5,369,607        86,388,498       (8,022,887)       (1,989,123)    32,691,792
Net assets at the beginning
  of year or period                  1,131,891      195,670,933       273,245,709       34,125,303        84,752,467    193,515,964
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     2,061,657      201,040,540       359,634,207       26,102,416        82,763,344    226,207,756
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (34,805)      (2,719,202)       (5,551,467)         (39,074)         (901,809)    (2,297,969)
  Net realized gains
    (losses) on investments            316,472        8,274,015         1,758,901               --         8,436,617     17,372,594
  Net change in unrealized
    appreciation
    (depreciation)                    (291,165)      (9,521,795)      (14,045,976)              --       (16,688,595)   (26,715,342)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                            (9,498)      (3,966,982)      (17,838,542)         (39,074)       (9,153,787)   (11,640,717)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           467,092       59,011,721        62,907,007       29,705,043         2,899,157      9,628,170
  Contract terminations,
    withdrawal payments and
    charges                           (861,753)     (25,012,683)       (4,935,705)     (23,416,918)      (11,292,028)   (21,631,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --           12,368               137           (1,040)            7,911        217,482
  Annuity benefit payments                  --         (110,727)             (991)         (12,235)          (39,882)    (5,692,966)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (394,661)      33,900,679        57,970,448        6,274,850        (8,424,842)   (17,478,602)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (404,159)      29,933,697        40,131,906        6,235,776       (17,578,629)   (29,119,319)
Net assets at the beginning
  of year or period                  2,061,657      201,040,540       359,634,207       26,102,416        82,763,344    226,207,756
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     1,657,498      230,974,237       399,766,113       32,338,192        65,184,715    197,088,437
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  SFT INTL                            SFT IVY                              SFT
                                    BOND            SFT IVY          SMALL CAP         SFT MGD           MORTGAGE        SFT REAL
                                    CL 2             GROWTH           GROWTH          VOL EQUITY         CL 2 (C)      ESTATE CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $    (1,127,398)      (2,617,919)         (648,379)      (3,051,000)         (801,174)    (1,063,087)
  Net realized gains
    (losses) on investments          2,455,918        9,754,596         2,299,989          538,490         1,542,105      4,661,455
  Net change in unrealized
    appreciation
    (depreciation)                  (1,478,350)      41,009,171         9,192,218       31,759,911          (404,275)      (623,384)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (149,830)      48,145,848        10,843,828       29,247,401           336,656      2,974,984
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,252,824        2,357,272         2,604,704       54,480,158         3,230,416      4,109,168
  Contract terminations,
    withdrawal payments and
    charges                         (6,501,822)     (31,156,514)       (7,685,346)      (4,478,880)       (6,320,263)    (7,994,092)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               5,591           40,634            23,536               --            (3,330)          (332)
  Annuity benefit payments             (31,500)        (214,308)          (89,444)              --           (55,808)       (48,874)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (2,274,907)     (28,972,916)       (5,146,550)      50,001,278        (3,148,985)    (3,934,130)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,424,737)      19,172,932         5,697,278       79,248,679        (2,812,329)      (959,146)
Net assets at the beginning
  of year or period                 83,587,130      185,798,724        48,962,203      176,901,584        58,908,536     77,047,525
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    81,162,393      204,971,656        54,659,481      256,150,263        56,096,207     76,088,379
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $    (1,086,160)      (2,682,854)         (742,491)      (3,985,978)         (679,497)      (998,474)
  Net realized gains
    (losses) on investments          2,788,322       17,637,091         4,928,825        1,036,880         6,313,183      7,788,354
  Net change in unrealized
    appreciation
    (depreciation)                  (1,767,918)     (10,689,740)       (6,387,694)     (15,898,867)       (7,068,704)   (11,435,926)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           (65,756)       4,264,497        (2,201,360)     (18,847,965)       (1,435,018)    (4,646,046)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,452,000        7,206,588         6,131,230       58,724,259         2,002,712      4,080,158
  Contract terminations,
    withdrawal payments and
    charges                         (7,797,861)     (39,713,790)      (10,904,077)      (5,102,138)      (56,623,937)   (11,228,842)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                              (9,601)           5,913           (28,701)             138            (1,954)       (12,846)
  Annuity benefit payments             (24,298)        (216,058)          (79,551)            (986)          (38,010)       (35,828)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (3,379,760)     (32,717,347)       (4,881,099)      53,621,273       (54,661,189)    (7,197,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,445,516)     (28,452,850)       (7,082,459)      34,773,308       (56,096,207)   (11,843,404)
Net assets at the beginning
  of year or period                 81,162,393      204,971,656        54,659,481      256,150,263        56,096,207     76,088,379
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,716,877      176,518,806        47,577,022      290,923,571                --     64,244,975
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                      SFT
                                                   WELLINGTON        TOPS MGD          TOPS MGD          TOPS MGD        TOPS MGD
                                 SFT T. ROWE      CORE EQUITY        RISK BAL         RISK FLEX        RISK GROWTH       RISK MOD
                                 PRICE VALUE          CL 2           ETF CL 2            ETF             ETF CL 2      GRO ETF CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $    (1,842,668)        (664,205)            6,557         (390,618)           65,507         46,254
  Net realized gains
    (losses) on investments          4,196,583        2,066,957           266,716          247,209           772,559        169,660
  Net change in unrealized
    appreciation
    (depreciation)                  17,803,582        7,894,305         1,682,655        9,940,053        11,413,652      2,823,538
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        20,157,497        9,297,057         1,955,928        9,796,644        12,251,718      3,039,452
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           923,604          428,382         1,113,547       22,341,576         2,962,467      1,530,393
  Contract terminations,
    withdrawal payments and
    charges                        (17,184,971)      (8,555,823)       (4,412,553)      (4,118,097)       (8,760,630)    (2,360,167)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,381            5,336                --               --                --             --
  Annuity benefit payments             (38,146)         (31,761)               --               --                --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (16,298,132)      (8,153,866)       (3,299,006)      18,223,479        (5,798,163)      (829,774)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             3,859,365        1,143,191        (1,343,078)      28,020,123         6,453,555      2,209,678
Net assets at the beginning
  of year or period                126,204,702       51,509,908        23,578,557       94,299,344        80,182,907     25,120,472
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   130,064,067       52,653,099        22,235,479      122,319,467        86,636,462     27,330,150
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $    (1,731,533)        (627,854)           39,859         (297,684)           12,254         36,612
  Net realized gains
    (losses) on investments          4,702,204        2,988,504         1,348,458          890,036         5,018,141      1,473,238
  Net change in unrealized
    appreciation
    (depreciation)                 (15,971,322)      (3,611,981)       (2,984,678)     (10,668,812)      (13,536,475)    (3,699,555)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                       (13,000,651)      (1,251,331)       (1,596,361)     (10,076,460)       (8,506,080)    (2,189,705)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,728,996        1,140,482         2,068,526       13,322,617         1,860,398      1,103,834
  Contract terminations,
    withdrawal payments and
    charges                        (15,494,578)      (8,357,926)       (3,923,796)      (4,390,622)       (4,753,517)    (3,335,240)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,615           (1,990)               --               --                --             --
  Annuity benefit payments             (33,308)         (33,711)               --               --                --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (13,797,275)      (7,253,145)       (1,855,270)       8,931,995        (2,893,119)    (2,231,406)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (26,797,926)      (8,504,476)       (3,451,631)      (1,144,465)      (11,399,199)    (4,421,111)
Net assets at the beginning
  of year or period                130,064,067       52,653,099        22,235,479      122,319,467        86,636,462     27,330,150
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   103,266,141       44,148,623        18,783,848      121,175,002        75,237,263     22,909,039
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
(a) For the year ended December 31, 2017 and the period from January 1, 2018 through November 2, 2018.

(b) For period from January 1, 2017 through May 15, 2017.

(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-three segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

       - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
       - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
       -   American Century Investments II VP Inflation Protection Fund -
           Class II Shares (Am Century VP Infl Pro Cl II)
       - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
       - American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
       - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
       - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
       - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
       - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
       - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
       - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
       - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
       - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
       - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
       -   Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund
           Class 2 (Franklin Mutual Shs VIP Cl 2)
       -   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund
           Class 2 (Franklin Small Cp Val VIP Cl 2)
       -   Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP
           Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
       - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
       - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
       - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
       -   Invesco V.I. American Value Fund - Series II Shares (Invesco VI
           Amer Value Sr II)
       -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
           Sr II)
       - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
       - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
       -   Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI
           Sm Cap Eqty Sr II)
       -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
       -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
       -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

       -   Ivy VIP - Corporate Bond Class II (Ivy VIP Corporate Bond Cl II)
       -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
       -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
       -   Ivy VIP - Global Equity Income Class II (Ivy VIP Global Eq Inc Cl
           II)
       -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
       - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
       -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
       -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
       - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
       -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond
           Cl II)
       -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
       -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
       - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
       - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
       - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
       -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder
           Moderate Cl II)
       - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (Ivy VIP Path Mod Agg MVF Cl II)
       - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
       - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (Ivy VIP Path Mod Con MVF Cl II)
       - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
       - Ivy VIP - Securian Real Estate Securities Class II (Ivy VIP Securian RE Sec Cl II)
       -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech
           Cl II)
       -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
       -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
           II)
       -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
       - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
       -   Janus Aspen Series - Janus Henderson Flexible Bond - Service
           Shares (Janus Henderson Flexible Bond SS)
       - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
       - Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
       - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
       - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
       - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
       - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
       - Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
       - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
       - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
       -   Morningstar Conservative ETF Asset Allocation Portfolio -
           Class II Shares (Morningstar Conservative ETF II)
       -   Morningstar Growth ETF Asset Allocation Portfolio - Class II
           Shares (Morningstar Growth ETF II)
       -   Morningstar Income and Growth Asset Allocation Portfolio -
           Class II Shares (Morningstar Inc & Growth ETF II)
       - Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (Neuberger Berman Sustain Eq S Cl)
       - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
       - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
       - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
       - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
       - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
       - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
       - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
       - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
       - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

       - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
       - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
       - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
       - Putnam VT Sustainable Leaders Fund - Class IB Shares (Putnam VT Sus Leaders Fd Cl IB)
       - Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT Core Bond Cl 2)
       - Securian Funds Trust - SFT Dynamic Managed Volatility Fund (SFT Dynamic Mgd Vol)
       - Securian Funds Trust - SFT Government Money Market Fund (SFT Govt Money Market)
       - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (SFT Index 400 MC Cl 2)
       - Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT Index 500 Cl 2)
       - Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (SFT Intl Bond Cl 2)
       -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
       - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
       - Securian Funds Trust - SFT Managed Volatility Equity Fund (SFT Mgd Vol Equity)
       - Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares (SFT Real Estate Cl 2)
       - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
       - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2017 and 2018:

     CLOSED PORTFOLIO                                         RECEIVING PORTFOLIO                       EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Putnam VT Growth and Income Fund - Class IB   Putnam VT Equity Income Fund - Class IB               May 15, 2017
     Shares                                        Shares

     Ivy VIP - Micro Cap Growth Class II           Ivy VIP - Small Cap Growth Class II                 November 2, 2018

     Securian Funds Trust - SFT Mortgage           Securian Funds Trust - SFT Core Bond               November 30, 2018
     Securities Fund - Class 2 Shares              Fund - Class 2 Shares

     The following sub-accounts had name changes during 2017 and 2018:

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Asset Strategy                      Ivy VIP - Asset Strategy Class II                    April 28, 2017

     Ivy VIP - Balanced                            Ivy VIP - Balanced Class II                          April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Bond                                Ivy VIP - Bond Class II                              April 28, 2017

     Ivy VIP - Core Equity                         Ivy VIP - Core Equity Class II                       April 28, 2017

     Ivy VIP - Dividend Opportunities              Ivy VIP - Dividend Opportunities                     April 28, 2017
                                                   Class II

     Ivy VIP - Energy                              Ivy VIP - Energy Class II                            April 28, 2017

     Ivy VIP - Global Bond                         Ivy VIP - Global Bond Class II                       April 28, 2017

     Ivy VIP - Global Growth                       Ivy VIP - Global Growth Class II                     April 28, 2017

     Ivy VIP - Global Natural Resources            Ivy VIP - Natural Resources Class II                 April 28, 2017

     Ivy VIP - Government Money Market             Ivy VIP - Government Money Market                    April 28, 2017
                                                   Class II

     Ivy VIP - Growth                              Ivy VIP - Growth Class II                            April 28, 2017

     Ivy VIP - High Income                         Ivy VIP - High Income Class II                       April 28, 2017

     Ivy VIP - International Core Equity           Ivy VIP - International Core Equity                  April 28, 2017
                                                   Class II

     Ivy VIP - Limited-Term Bond                   Ivy VIP - Limited-Term Bond Class II                 April 28, 2017

     Ivy VIP - Micro Cap Growth                    Ivy VIP - Micro Cap Growth Class II                  April 28, 2017

     Ivy VIP - Mid Cap Growth                      Ivy VIP - Mid Cap Growth Class II                    April 28, 2017

     Ivy VIP - Pathfinder Aggressive               Ivy VIP - Pathfinder Aggressive Class II             April 28, 2017

     Ivy VIP - Pathfinder Conservative             Ivy VIP - Pathfinder Conservative                    April 28, 2017
                                                   Class II

     Ivy VIP - Pathfinder Moderate - Managed       Ivy VIP - Pathfinder Moderate - Managed              April 28, 2017
     Volatility                                    Volatility Class II

     Ivy VIP - Pathfinder Moderate                 Ivy VIP - Pathfinder Moderate Class II               April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately                      April 28, 2017
     - Managed Volatility                          Aggressive - Managed Volatility Class II

     Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately                      April 28, 2017
                                                   Aggressive Class II

     Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative - Managed Volatility             Conservative - Managed Volatility
                                                   Class II

     Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative                                  Conservative Class II

     Ivy VIP - Real Estate Securities              Ivy VIP - Advantus Real Estate                       April 28, 2017
                                                   Securities Class II

     Ivy VIP - Science and Technology              Ivy VIP - Science and Technology                     April 28, 2017
                                                   Class II

     Ivy VIP - Small Cap Growth                    Ivy VIP - Small Cap Growth Class II                  April 28, 2017

     Ivy VIP - Small Cap Value                     Ivy VIP - Small Cap Core Class II                    April 28, 2017

     Ivy VIP - Value                               Ivy VIP - Value Class II                             April 28, 2017

     The Universal Institutional Funds, Inc.       Morgan Stanley Variable Insurance                     May 1, 2017
     Morgan Stanley UIF Emerging Markets Equity    Fund, Inc. - Morgan Stanley VIF Emerging
     Portfolio - Class II Shares                   Markets Equity Portfolio - Class II Shares

     Janus Aspen Series - Balanced Portfolio -     Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Balanced Portfolio - Service Shares

     Janus Aspen Series - Flexible Bond -          Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Flexible Bond - Service Shares

     Janus Aspen Series - Forty Portfolio -        Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Forty Portfolio - Service Shares

     Janus Aspen Series - Overseas Portfolio -     Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Overseas Portfolio - Service Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Janus Aspen Series - Perkins Mid Cap Value    Janus Aspen Series - Janus Henderson Mid              June 5, 2017
     Portfolio - Service Shares                    Cap Value Portfolio - Service Shares

     Securian Funds Trust - SFT Pyramis(R) Core    Securian Funds Trust - SFT Wellington              November 20, 2017
     Equity Fund - Class 2 Shares                  Core Equity Fund - Class 2 Shares

     Ivy VIP - Bond Class II                       Ivy VIP - Corporate Bond Class II                    April 30, 2018

     Ivy VIP - Dividend Opportunities Class II     Ivy VIP - Global Equity Income Class II              April 30, 2018

     Putnam VT Multi-Cap Growth Fund - Class IB    Putnam VT Sustainable Leaders Fund -                 April 30, 2018
     Shares                                        Class IB Shares

     Ivy VIP - Advantus Real Estate Securities     Ivy VIP - Securian Real Estate                        May 1, 2018
     Class II                                      Securities Class II

     Neuberger Berman Advisers Management Trust    Neuberger Berman Advisers Management                  May 1, 2018
     Socially Responsive - S Class Shares          Trust Sustainable Equity - S
                                                   Class Shares

     Securian Funds Trust - SFT Advantus Bond      Securian Funds Trust - SFT Core Bond                  May 1, 2018
     Fund - Class 2 Shares                         Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Dynamic                    May 1, 2018
     Dynamic Managed Volatility Fund               Managed Volatility Fund

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Government                 May 1, 2018
     Government Money Market Fund                  Money Market Fund

     Securian Funds Trust - SFT Advantus Index     Securian Funds Trust - SFT Index 400                  May 1, 2018
     400 Mid-Cap Fund - Class 2 Shares             Mid-Cap Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus Index     Securian Funds Trust - SFT Index 500                  May 1, 2018
     500 Fund - Class 2 Shares                     Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT International              May 1, 2018
     International Bond Fund - Class 2 Shares      Bond Fund - Class 2 Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Securian Funds Trust - SFT Advantus Managed   Securian Funds Trust - SFT Managed                    May 1, 2018
     Volatility Equity Fund                        Volatility Equity Fund

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Mortgage                   May 1, 2018
     Mortgage Securities Fund - Class 2 Shares     Securities Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus Real      Securian Funds Trust - SFT Real Estate                May 1, 2018
     Estate Securities Fund - Class 2 Shares       Securities Fund - Class 2 Shares

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds. Realized gain (loss) distributions are reinvested in the respective underlying funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $7,600 and $1,632, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $7,746 and $10,896, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2018 and 2017, contingent deferred sales charges for all MultiOption Advisor classes totaled $405,318 and $477,720, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

     (E)  ADJUSTABLE INCOME ANNUITY

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

               A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

               A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

               A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $385,521 and $512,342, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $687 and $1,954, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $778,452 and $873,210, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $1,351,319 and $1,408,365, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  MULTIOPTION ADVANTAGE

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (K)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $210,604 and $210,199, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (L)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

          These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

(4)  FAIR VALUE MEASUREMENT

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2018, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:


     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     AB VPS DynAsstAll Cl B                                        $    19,240,573   $      5,326,373
     AB VPS Intl Value Cl B                                                144,601            137,696
     Am Century VP Inc & Gro Cl II                                       1,628,758          1,525,179
     Am Century VP Infl Pro Cl II                                        3,588,160          9,609,951
     Amer Funds IS Glbl Bond Cl 2                                        2,667,553          4,003,209
     Amer Funds IS Glbl Growth Cl 2                                      4,728,189          2,184,697
     Amer Funds IS Glbl Sm Cp Cl 2                                       2,786,273            849,382
     Amer Funds IS Growth Cl 2                                          19,395,417          5,426,332
     Amer Funds IS Growth-Inc Cl 2                                       6,051,396          4,499,695
     Amer Funds IS Intl Cl 2                                             3,664,726          2,140,464
     Amer Funds IS New World Cl 2                                        3,224,887          1,593,694
     Amer Funds IS US Govt/AAA Cl 2                                      1,787,994          2,613,819
     ClearBridge Var Sm Gro Cl II                                       10,362,612          4,333,412
     Fidelity VIP Equity-Income SC2                                      5,717,593         11,694,657
     Fidelity VIP Mid Cap SC2                                            5,471,171          5,822,378
     Franklin Dev Mkts VIP Cl 2                                          2,709,965          8,075,235
     Franklin Mutual Shs VIP Cl 2                                          804,955          1,885,456
     Franklin Small Cp Val VIP Cl 2                                      6,287,086          2,682,426
     Franklin Sm-Md Cp Gr VIP Cl 2                                       2,162,252          1,716,434
     Goldman Sachs VI HQ Flt Rt SS                                       6,588,625          5,421,951
     Goldman Sachs VIT Gbl Trnds SS                                     20,934,476          3,379,019
     Invesco VI Amer Value Sr II                                         1,892,707          1,469,445
     Invesco VI Comstock Sr II                                           8,171,235          6,354,663
     Invesco VI Equity & Inc Sr II                                       1,517,235            635,428
     Invesco VI Growth & Inc Sr II                                       1,040,656          1,539,418
     Invesco VI Sm Cap Eqty Sr II                                        2,069,454          3,258,065
     Ivy VIP Asset Strategy Cl II                                        9,518,981         25,111,499
     Ivy VIP Balanced Cl II                                              5,854,602         17,058,268
     Ivy VIP Core Equity Cl II                                          10,266,380         17,155,407
     Ivy VIP Corporate Bond Cl II                                       10,602,281         17,710,976
     Ivy VIP Energy Cl II                                                  392,008          1,513,846
     Ivy VIP Global Bond Cl II                                             507,317            766,502
     Ivy VIP Global Eq Inc Cl II                                         2,410,518          3,160,564
     Ivy VIP Global Growth Cl II                                         9,427,461         15,442,625
     Ivy VIP Govt Money Market Cl II                                     3,938,464          2,644,589
     Ivy VIP Growth Cl II                                                7,001,036         13,694,231

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     Ivy VIP High Income Cl II                                     $     9,850,605   $     14,496,143
     Ivy VIP Intl Core Equity Cl II                                     12,484,194         19,726,393
     Ivy VIP Limited-Term Bond Cl II                                     3,857,683          4,593,374
     Ivy VIP Micro Cap Growth Cl II (a)                                 12,665,545         44,442,372
     Ivy VIP Mid Cap Growth Cl II                                        7,487,924         14,036,682
     Ivy VIP Natural Res Cl II                                           3,781,006          5,264,723
     Ivy VIP Path Mod Agg MVF Cl II                                      9,417,007          7,824,643
     Ivy VIP Path Mod Con MVF Cl II                                      3,254,682          4,136,909
     Ivy VIP Path Mod MVF Cl II                                         45,699,943         14,993,933
     Ivy VIP Pathfinder Aggressive Cl II                                 1,997,332          3,681,338
     Ivy VIP Pathfinder Conserv Cl II                                    2,874,161          6,131,886
     Ivy VIP Pathfinder Mod Aggr Cl II                                  17,928,278         44,565,234
     Ivy VIP Pathfinder Mod Cons Cl II                                   3,915,739         11,513,327
     Ivy VIP Pathfinder Moderate Cl II                                  13,748,121         34,716,268
     Ivy VIP Science & Tech Cl II                                       17,395,498         19,778,545
     Ivy VIP Securian RE Sec Cl II                                       1,233,725          2,437,651
     Ivy VIP Small Cap Core Cl II                                       14,682,363         13,865,029
     Ivy VIP Small Cap Growth Cl II                                     49,597,283         11,062,102
     Ivy VIP Value Cl II                                                 5,866,776         15,138,481
     Janus Henderson Balanced SS                                         5,125,359          3,430,019
     Janus Henderson Flexible Bond SS                                    2,736,554          2,669,809
     Janus Henderson Forty SS                                           17,887,533         11,102,569
     Janus Henderson Mid Cp Val SS                                       3,405,008          2,383,198
     Janus Henderson Overseas SS                                         2,335,123          7,734,107
     MFS VIT II Intl Value SC                                            3,117,437          1,319,980
     MFS VIT Mid Cap Growth Ser SC                                       1,545,660            958,146
     MorgStanley VIF Emg Mk Eq Cl 2                                      3,500,245          4,695,168
     Morningstar Aggr Growth ETF II                                      2,087,601          1,251,566
     Morningstar Balanced ETF II                                         6,037,407         10,967,073
     Morningstar Conservative ETF II                                     2,818,996          2,888,790
     Morningstar Growth ETF II                                           5,349,053          6,158,741
     Morningstar Inc & Growth ETF II                                     2,524,777          5,587,631
     Neuberger Berman Sustain Eq S Cl                                      320,704            821,003
     Oppenheimer Intl Grow VA SS                                         4,827,507          2,556,923
     Oppenheimer MS Sm Cap VA SS                                           678,201            726,734
     PIMCO VIT Glb Div All Adv Cl                                       34,586,665          2,308,409
     PIMCO VIT Low Dur Port Adv Cl                                       4,284,081          8,472,763

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     PIMCO VIT Total Return Adv Cl                                 $    13,303,709   $     19,422,602
     Putnam VT Equity Income Cl IB                                       1,816,977          2,158,035
     Putnam VT Growth Opp Cl IB                                          6,568,260          1,938,777
     Putnam VT Inter Eq Cl IB                                              198,271            430,208
     Putnam VT Sus Leaders Fd Cl IB                                        727,368            894,134
     SFT Core Bond Cl 2                                                 58,264,556         27,080,564
     SFT Dynamic Mgd Vol                                                58,500,288          6,076,322
     SFT Govt Money Market                                              29,913,084         23,676,696
     SFT Index 400 MC Cl 2                                               2,757,639         12,083,870
     SFT Index 500 Cl 2                                                  9,184,194         28,960,026
     SFT Intl Bond Cl 2                                                  4,189,926          8,655,203
     SFT Ivy Growth                                                      6,875,152         42,274,090
     SFT Ivy Small Cap Growth                                            5,949,940         11,573,214
     SFT Mgd Vol Equity                                                 55,456,097          5,817,449
     SFT Mortgage Cl 2 (b)                                               1,789,114         57,130,072
     SFT Real Estate Cl 2                                                3,826,754         12,021,901
     SFT T. Rowe Price Value                                             1,366,734         16,894,551
     SFT Wellington Core Equity Cl 2                                     1,081,738          8,962,331
     TOPS Mgd Risk Bal ETF Cl 2                                          3,430,684          4,173,728
     TOPS Mgd Risk Flex ETF                                             14,302,877          5,009,044
     TOPS Mgd Risk Growth ETF Cl 2                                       7,232,136          5,666,486
     TOPS Mgd Risk Mod Gro ETF Cl 2                                      2,647,938          3,642,073

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                           AB VPS          AB VPS        AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS
                                         DYNASSTALL      INTL VALUE       VP INC &        VP INFL         IS GLBL         IS GLBL
                                            CL B            CL B         GRO CL II       PRO CL II       BOND CL 2      GROWTH CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016   123,375,511       1,326,000       1,966,053      55,809,466       9,219,030      8,123,364
  Contract purchase payments              12,779,957         258,816         328,875       3,678,531       4,708,759      1,601,441
  Contract terminations, withdrawal
    payments and charges                  (6,270,994)       (520,551)       (588,364)     (3,591,089)     (1,446,437)    (1,214,311)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017   129,884,474       1,064,265       1,706,564      55,896,908      12,481,352      8,510,494
  Contract purchase payments              15,053,999         223,787         400,098       1,591,696       2,445,287      1,962,259
  Contract terminations, withdrawal
    payments and charges                  (4,148,634)       (190,366)       (518,544)     (7,357,974)     (3,965,486)    (1,148,342)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018   140,789,839       1,097,686       1,588,118      50,130,630      10,961,153      9,324,411
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         AMER FUNDS      AMER FUNDS      AMER FUNDS      AMER FUNDS      AMER FUNDS     AMER FUNDS
                                         IS GLBL SM      IS GROWTH       IS GROWTH-       IS INTL          IS NEW       IS US GOVT/
                                          CP CL 2           CL 2          INC CL 2          CL 2         WORLD CL 2      AAA CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     7,033,452      22,180,173      18,071,816      14,209,167       9,834,097     11,704,406
  Contract purchase payments               2,028,305       4,435,320       2,106,380       3,525,623       2,010,924      2,619,390
  Contract terminations, withdrawal
    payments and charges                    (979,913)     (2,632,852)     (5,497,122)     (3,918,708)     (1,551,536)    (1,742,859)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     8,081,844      23,982,641      14,681,074      13,816,082      10,293,485     12,580,937
  Contract purchase payments               1,627,396       6,561,998       1,741,596       2,007,720       2,443,638      1,560,321
  Contract terminations, withdrawal
    payments and charges                    (561,422)     (2,496,620)     (2,010,029)     (1,508,801)     (1,311,933)    (2,435,154)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     9,147,818      28,048,019      14,412,641      14,315,001      11,425,190     11,706,104
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                        CLEARBRIDGE     FIDELITY VIP      FIDELITY        FRANKLIN        FRANKLIN       FRANKLIN
                                         VAR SM GRO       EQUITY-         VIP MID         DEV MKTS       MUTUAL SHS      SMALL CP
                                           CL II         INCOME SC2       CAP SC2         VIP CL 2        VIP CL 2     VAL VIP CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     1,710,336      35,486,982       9,231,817       9,834,949       2,650,681     21,381,321
  Contract purchase payments               8,266,328       1,107,556         483,567       2,650,590       2,029,545      1,553,938
  Contract terminations, withdrawal
    payments and charges                    (689,708)     (7,444,401)     (1,168,762)     (2,472,015)       (489,485)    (7,187,039)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     9,286,956      29,150,137       8,546,622      10,013,524       4,190,741     15,748,220
  Contract purchase payments               6,127,411         470,560         437,293       1,005,851          93,284      1,035,267
  Contract terminations, withdrawal
    payments and charges                  (2,963,587)     (4,313,613)     (1,148,318)     (2,896,489)       (709,972)    (1,341,098)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    12,450,780      25,307,084       7,835,597       8,122,886       3,574,053     15,442,389
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          FRANKLIN
                                           SM-MD          GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI     INVESCO VI
                                           CP GR        SACHS VI HQ      SACHS VIT       AMER VALUE       COMSTOCK     EQUITY & INC
                                          VIP CL 2       FLT RT SS      GBL TRNDS SS       SR II           SR II           SR II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     5,252,793      37,151,922     114,933,333       6,023,777      19,290,413      2,810,199
  Contract purchase payments                 582,212       3,458,113      10,805,704         769,322       2,345,696      1,542,895
  Contract terminations, withdrawal
    payments and charges                  (1,068,386)     (2,322,466)     (4,786,564)       (915,021)     (2,212,311)      (427,032)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     4,766,619      38,287,569     120,952,473       5,878,078      19,423,798      3,926,062
  Contract purchase payments                 607,697       5,713,710      16,674,031         374,993         705,034        541,198
  Contract terminations, withdrawal
    payments and charges                    (800,874)     (4,870,747)     (2,653,493)       (800,867)     (1,926,967)      (301,721)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     4,573,442      39,130,532     134,973,011       5,452,204      18,201,865      4,165,539
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         INVESCO VI      INVESCO VI    IVY VIP ASSET       IVY VIP        IVY VIP         IVY VIP
                                          GROWTH &      SM CAP EQTY       STRATEGY        BALANCED      CORE EQUITY      CORPORATE
                                         INC SR II         SR II           CL II            CL II          CL II        BOND CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     3,277,045      14,238,814      57,198,258      32,270,184      39,782,237     97,186,829
  Contract purchase payments                 229,397         359,902         549,058       1,296,411         724,185      6,877,593
  Contract terminations, withdrawal
    payments and charges                    (821,121)     (1,739,551)     (8,865,530)     (4,808,577)     (4,993,242)    (4,809,417)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     2,685,321      12,859,165      48,881,786      28,758,018      35,513,180     99,255,005
  Contract purchase payments                  70,949         536,581         720,872         813,114         705,130      5,964,324
  Contract terminations, withdrawal
    payments and charges                    (483,874)     (1,817,846)     (7,850,485)     (4,575,371)     (5,162,364)   (12,300,443)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     2,272,396      11,577,900      41,752,173      24,995,761      31,055,946     92,918,886
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP         IVY VIP         IVY VIP         IVY VIP        IVY VIP
                                          ENERGY        GLOBAL BOND      GLOBAL EQ        GLOBAL        GOVT MONEY        GROWTH
                                           CL II           CL II         INC CL II     GROWTH CL II    MARKET CL II       CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     5,561,489       6,418,348      10,656,725      31,623,038      10,552,171     24,023,978
  Contract purchase payments               1,358,100         475,389         173,215         373,165       1,660,988        448,806
  Contract terminations, withdrawal
    payments and charges                  (1,260,742)       (818,401)     (1,632,399)     (4,778,314)     (1,906,734)    (4,295,911)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     5,658,847       6,075,336       9,197,541      27,217,889      10,306,425     20,176,873
  Contract purchase payments                 441,403         342,250         297,339       2,062,723       3,871,080        219,614
  Contract terminations, withdrawal
    payments and charges                  (1,375,206)       (682,398)     (1,340,314)     (5,774,917)     (2,591,011)    (4,051,709)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     4,725,044       5,735,188       8,154,566      23,505,695      11,586,494     16,344,778
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                          IVY VIP         IVY VIP
                                          IVY VIP         IVY VIP         LIMITED-       MICRO CAP      IVY VIP MID       IVY VIP
                                        HIGH INCOME      INTL CORE       TERM BOND         GROWTH        CAP GROWTH     NATURAL RES
                                           CL II        EQUITY CL II       CL II         CL II (A)         CL II           CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    66,906,391      58,407,766      39,002,161       8,891,061      24,100,613     36,993,400
  Contract purchase payments               3,054,218       1,080,276       4,586,927       2,372,686         470,657      4,067,850
  Contract terminations, withdrawal
    payments and charges                  (8,124,119)     (8,383,284)     (2,535,296)     (1,310,674)     (3,599,793)   (10,164,852)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    61,836,490      51,104,758      41,053,792       9,953,073      20,971,477     30,896,398
  Contract purchase payments               3,548,510       2,326,272       3,373,684       2,474,305       1,369,331      3,630,951
  Contract terminations, withdrawal
    payments and charges                  (9,124,162)     (6,075,386)     (4,279,686)    (12,427,378)     (3,896,736)    (4,653,764)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    56,260,838      47,355,644      40,147,790              --      18,444,072     29,873,585
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP                         IVY VIP         IVY VIP        IVY VIP
                                         PATH MOD        PATH MOD         IVY VIP       PATHFINDER      PATHFINDER      PATHFINDER
                                          AGG MVF         CON MVF        PATH MOD       AGGRESSIVE        CONSERV        MOD AGGR
                                           CL II           CL II         MVF CL II         CL II           CL II          CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    57,952,189      32,834,908     325,186,838      12,287,806      25,316,161    177,737,673
  Contract purchase payments               9,227,088       1,476,622      21,025,668       1,022,508       1,057,893        554,948
  Contract terminations, withdrawal
    payments and charges                  (4,196,586)     (3,747,254)    (11,558,377)     (2,721,514)     (5,030,757)   (21,925,267)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    62,982,691      30,564,276     334,654,129      10,588,800      21,343,297    156,367,354
  Contract purchase payments               5,037,404       1,698,240      26,598,010         468,897       1,161,070      1,730,629
  Contract terminations, withdrawal
    payments and charges                  (5,711,086)     (3,240,405)    (10,258,027)     (2,007,089)     (4,144,465)   (25,929,987)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    62,309,009      29,022,111     350,994,112       9,050,608      18,359,902    132,167,996
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP                         IVY VIP
                                        PATHFINDER      PATHFINDER        IVY VIP        SECURIAN         IVY VIP        IVY VIP
                                         MOD CONS        MODERATE        SCIENCE &        RE SEC         SMALL CAP      SMALL CAP
                                           CL II           CL II        TECH CL II         CL II        CORE CL II     GROWTH CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    53,685,982     154,942,312      18,586,995       4,900,297      20,276,203     14,155,118
  Contract purchase payments                 307,420         376,425       3,841,291         197,701       3,077,946        361,550
  Contract terminations, withdrawal
    payments and charges                  (8,074,828)    (20,216,810)     (3,583,755)       (856,867)     (4,130,896)    (1,817,424)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    45,918,574     135,101,927      18,844,531       4,241,131      19,223,253     12,699,244
  Contract purchase payments                 312,705       1,527,111       1,569,483         184,059         785,622     12,344,007
  Contract terminations, withdrawal
    payments and charges                  (7,256,857)    (20,910,083)     (4,062,424)       (952,481)     (3,595,571)    (3,865,747)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    38,974,422     115,718,955      16,351,590       3,472,709      16,413,304     21,177,504
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                           JANUS                           JANUS
                                          IVY VIP          JANUS         HENDERSON         JANUS         HENDERSON         JANUS
                                           VALUE         HENDERSON        FLEXIBLE       HENDERSON         MID CP        HENDERSON
                                           CL II        BALANCED SS       BOND SS         FORTY SS         VAL SS       OVERSEAS SS
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    36,424,021       9,067,291      17,407,233      15,136,316      15,742,168     21,022,162
  Contract purchase payments                 541,767         961,100       4,512,419       3,974,479         600,103      1,902,198
  Contract terminations, withdrawal
    payments and charges                  (5,201,931)     (1,003,531)     (1,241,163)     (3,909,114)     (1,622,788)    (5,083,144)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    31,763,857       9,024,860      20,678,489      15,201,681      14,719,483     17,841,216
  Contract purchase payments                 638,275       1,423,904       2,354,183       2,820,648         641,221        822,464
  Contract terminations, withdrawal
    payments and charges                  (5,266,332)     (1,122,626)     (2,615,227)     (3,103,223)     (1,274,094)    (3,028,284)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    27,135,800       9,326,138      20,417,445      14,919,106      14,086,610     15,635,396
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                          MFS VIT
                                          MFS VIT         MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                          II INTL          GROWTH         VIF EMG       AGGR GROWTH       BALANCED      CONSERVATIVE
                                          VALUE SC         SER SC        MK EQ CL 2        ETF II          ETF II         ETF II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    11,042,915         552,847      34,534,482       6,882,709      50,255,127     12,458,678
  Contract purchase payments               2,907,035          67,871       6,119,773         779,591       1,425,118      1,918,477
  Contract terminations, withdrawal
    payments and charges                  (1,644,292)       (190,062)     (8,742,730)     (1,006,440)     (5,955,746)    (2,763,844)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    12,305,658         430,656      31,911,525       6,655,860      45,724,499     11,613,311
  Contract purchase payments               2,423,067         418,532       4,352,580         989,664         555,087      1,959,088
  Contract terminations, withdrawal
    payments and charges                  (1,049,463)       (297,049)     (5,224,993)       (894,948)     (7,759,707)    (2,300,892)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    13,679,262         552,139      31,039,112       6,750,576      38,519,879     11,271,507
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                        MORNINGSTAR      NEUBERGER                                         PIMCO
                                        MORNINGSTAR        INC &           BERMAN       OPPENHEIMER     OPPENHEIMER       VIT GLB
                                           GROWTH          GROWTH         SUSTAIN        INTL GROW         MS SM          DIV ALL
                                           ETF II          ETF II         EQ S CL          VA SS         CAP VA SS        ADV CL
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    20,442,662      23,869,555       2,168,983      12,647,966       2,251,277     93,653,096
  Contract purchase payments               1,668,892         688,885         362,371         469,648         317,739     20,375,372
  Contract terminations, withdrawal
    payments and charges                  (3,322,739)     (2,934,322)       (434,933)     (1,579,322)       (573,821)    (1,817,033)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    18,788,815      21,624,118       2,096,421      11,538,292       1,995,195    112,211,435
  Contract purchase payments               2,186,830         931,536          85,912       1,328,080         121,952     24,357,203
  Contract terminations, withdrawal
    payments and charges                  (4,409,994)     (4,215,633)       (434,519)       (716,646)       (361,592)    (1,821,164)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    16,565,651      18,340,021       1,747,814      12,149,726       1,755,555    134,747,474
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                           PIMCO           PIMCO         PUTNAM VT       PUTNAM VT
                                          VIT LOW        VIT TOTAL         EQUITY          GROWTH        PUTNAM VT       PUTNAM VT
                                          DUR PORT         RETURN          INCOME         AND INC          GROWTH        INTER EQ
                                           ADV CL          ADV CL          CL IB         CL IB (B)       OPP CL IB         CL IB
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    59,945,472     138,377,473       2,371,963       2,976,129       1,738,684      2,012,426
  Contract purchase payments               7,191,198      11,527,959       3,880,897         722,930       1,630,258         68,354
  Contract terminations, withdrawal
    payments and charges                  (5,605,425)     (6,856,025)       (426,606)     (3,699,059)       (941,757)      (499,249)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    61,531,245     143,049,407       5,826,254              --       2,427,185      1,581,531
  Contract purchase payments               3,414,339       7,000,210         417,547              --       1,952,884         85,529
  Contract terminations, withdrawal
    payments and charges                  (7,892,006)    (15,739,416)       (756,940)             --        (611,799)      (204,034)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    57,053,578     134,310,201       5,486,861              --       3,768,270      1,463,026
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         PUTNAM VT                          SFT           SFT GOVT       SFT INDEX
                                        SUS LEADERS       SFT CORE        DYNAMIC          MONEY           400 MC        SFT INDEX
                                          FD CL IB       BOND CL 2        MGD VOL          MARKET           CL 2         500 CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016       444,447     122,831,832     233,842,351      31,148,458      21,859,046     48,749,748
  Contract purchase payments                 527,708       7,806,312      36,020,713       8,259,631       1,289,801      3,795,523
  Contract terminations, withdrawal
    payments and charges                    (345,598)     (7,898,583)     (5,763,130)    (15,653,387)     (4,754,397)    (4,581,988)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017       626,557     122,739,561     264,099,934      23,754,702      18,394,450     47,963,283
  Contract purchase payments                 133,235      34,877,916      46,178,964      28,694,942         566,017      2,110,539
  Contract terminations, withdrawal
    payments and charges                    (239,561)    (15,840,800)     (4,263,966)    (22,959,195)     (2,566,387)    (6,307,267)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018       520,231     141,776,677     306,014,932      29,490,449      16,394,080     43,766,555
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                          SFT IVY                           SFT
                                          SFT INTL        SFT IVY        SMALL CAP        SFT MGD         MORTGAGE       SFT REAL
                                         BOND CL 2         GROWTH          GROWTH        VOL EQUITY       CL 2 (C)      ESTATE CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    48,755,543      64,780,044      16,470,052     172,000,300      40,160,092     20,015,378
  Contract purchase payments               2,353,745         618,567         829,632      49,163,513       2,239,145        992,267
  Contract terminations, withdrawal
    payments and charges                  (3,722,086)    (10,149,187)     (2,558,142)     (4,500,909)     (4,094,467)    (1,990,317)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    47,387,202      55,249,424      14,741,542     216,662,904      38,304,770     19,017,328
  Contract purchase payments               2,875,868       1,833,398       1,609,360      50,187,020       1,445,040      1,083,991
  Contract terminations, withdrawal
    payments and charges                  (4,983,035)    (10,744,620)     (2,874,894)     (4,877,044)    (39,749,810)    (2,894,248)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    45,280,035      46,338,202      13,476,008     261,972,880              --     17,207,071
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                       SFT WELLINGTON     TOPS MGD        TOPS MGD        TOPS MGD       TOPS MGD
                                        SFT T. ROWE     CORE EQUITY       RISK BAL       RISK FLEX      RISK GROWTH      RISK MOD
                                        PRICE VALUE         CL 2          ETF CL 2          ETF           ETF CL 2     GRO ETF CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    45,936,152      18,660,987      21,479,806      92,840,617      73,438,956     22,464,972
  Contract purchase payments                 328,295         160,027         973,365      20,801,229       2,504,182      1,311,998
  Contract terminations, withdrawal
    payments and charges                  (5,864,539)     (2,920,088)     (3,914,944)     (4,083,040)     (7,690,699)    (2,050,032)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    40,399,908      15,900,926      18,538,227     109,558,806      68,252,439     21,726,938
  Contract purchase payments                 555,953         348,760       1,713,641      12,182,544       1,490,607        890,663
  Contract terminations, withdrawal
    payments and charges                  (4,958,553)     (2,395,413)     (3,383,130)     (4,312,994)     (4,017,139)    (2,750,489)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    35,997,308      13,854,273      16,868,738     117,428,356      65,725,907     19,867,112
                                       ==============  ==============  ==============  ==============  ==============  =============

--------
(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2017 through May 15, 2017.
(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
AB VPS DYNASSTALL CL B
  2018                               140,789,839  $1.06 to 1.11   $  156,549,236     1.63%      1.20% to 2.10%  (10.06)% to (7.63)%
  2017                               129,884,474   1.15 to 1.21      157,768,208     1.80%      1.20% to 2.35%    11.01% to 13.98%
  2016                               123,375,511   1.03 to 1.08      132,664,227     0.60%      1.20% to 2.35%     0.37% to 2.75%
  2015                                98,241,805   1.02 to 1.05      103,428,549     0.72%      1.20% to 2.35%   (4.17)% to (2.48)%
  2014                                47,776,277   1.06 to 1.08       51,576,228     0.40%      1.20% to 2.25%     1.18% to 2.96%

AB VPS INTL VALUE CL B
  2018                                 1,097,686   0.49 to 0.55          599,848     1.08%      1.20% to 2.10%  (25.23)% to (23.90)%
  2017                                 1,064,265   0.66 to 0.72          764,257     2.11%      1.20% to 2.00%    21.47% to 23.61%
  2016                                 1,326,000   0.52 to 0.58          770,341     1.09%      1.20% to 2.50%   (3.67)% to (1.98)%
  2015                                 1,382,791   0.53 to 0.59          819,546     2.05%      1.20% to 2.50%    (0.58)% to 1.18%
  2014                                 1,393,635   0.53 to 0.59          816,341     3.35%      1.20% to 2.50%   (9.18)% to (7.58)%

AM CENTURY VP INC & GRO CL II
  2018                                 1,588,118   1.57 to 2.58        4,045,863     1.65%      1.20% to 2.10%   (9.91)% to (8.31)%
  2017                                 1,706,564   1.71 to 2.81        4,744,487     2.07%      1.20% to 2.35%    16.81% to 18.87%
  2016                                 1,966,053   1.46 to 2.37        4,607,075     2.19%      1.20% to 2.35%    9.92% to 11.85%
  2015                                 1,505,202   1.63 to 2.12        3,142,886     1.82%      1.20% to 2.35%   (8.68)% to (7.07)%
  2014                                 1,782,099   1.82 to 2.28        3,998,749     1.80%      1.20% to 2.10%    9.07% to 10.99%

AM CENTURY VP INFL PRO CL II
  2018                                50,130,630   1.03 to 1.22       61,064,953     2.79%      1.20% to 2.70%   (5.66)% to (3.11)%
  2017                                55,896,908   1.09 to 1.27       70,913,713     2.62%      1.20% to 2.70%     0.67% to 3.36%
  2016                                55,809,466   1.08 to 1.24       69,117,411     1.83%      1.20% to 2.70%     1.36% to 3.77%
  2015                                60,467,019   1.06 to 1.20       72,601,127     1.97%      1.20% to 2.70%   (5.30)% to (3.63)%
  2014                                63,686,918   1.12 to 1.25       79,348,477     1.31%      1.20% to 2.70%     0.30% to 2.07%

AMER FUNDS IS GLBL BOND CL 2
  2018                                10,961,153   0.90 to 1.05       10,926,825     1.92%      0.15% to 2.45%   (4.22)% to (1.48)%
  2017                                12,481,352   0.94 to 1.07       12,758,060     0.39%      0.15% to 2.45%     3.76% to 6.70%
  2016                                 9,219,030   0.90 to 1.00        8,925,291     0.66%      0.15% to 2.45%    (0.26)% to 2.56%
  2015                                 6,453,310   0.90 to 0.98        6,153,395     0.05%      0.15% to 2.45%   (6.85)% to (4.21)%
  2014                                 4,199,585   0.96 to 1.02        4,224,257     1.38%      0.15% to 2.45%    (1.56)% to 1.24%

AMER FUNDS IS GLBL GROWTH CL 2
  2018                                 9,324,411   1.48 to 1.83       15,052,153     0.71%      0.15% to 2.10%  (11.70)% to (9.18)%
  2017                                 8,510,494   1.65 to 2.02       15,212,264     0.70%      0.15% to 2.20%    27.66% to 31.27%
  2016                                 8,123,364   1.26 to 1.54       11,164,434     0.94%      0.15% to 2.50%    (2.30)% to 0.47%
  2015                                 7,395,103   1.29 to 1.53       10,205,737     1.08%      0.15% to 2.50%     3.83% to 6.78%
  2014                                 6,538,242   1.24 to 1.43        8,536,287     1.28%      0.15% to 2.50%    (0.66)% to 2.16%

AMER FUNDS IS GLBL SM CP CL 2
  2018                                 9,147,818   1.14 to 1.56       11,537,367     0.08%      0.15% to 2.45%  (13.16)% to (10.68)%
  2017                                 8,081,844   1.28 to 1.75       11,531,864     0.43%      0.15% to 2.70%    22.25% to 25.71%
  2016                                 7,033,452   1.06 to 1.39        8,074,827     0.27%      0.15% to 2.50%    (0.86)% to 1.95%
  2015                                 5,816,934   1.06 to 1.37        6,624,674     0.00%      0.15% to 2.50%    (2.65)% to 0.12%
  2014                                 3,723,569   1.09 to 1.37        4,298,890     0.12%      0.15% to 2.50%    (0.85)% to 1.97%

AMER FUNDS IS GROWTH CL 2
  2018                                28,048,019   1.80 to 1.99       55,787,811     0.46%      1.20% to 2.50%   (3.16)% to (0.55)%
  2017                                23,982,641   1.85 to 2.02       48,400,540     0.53%      1.20% to 2.50%    24.58% to 27.91%
  2016                                22,180,173   1.48 to 1.59       35,311,313     0.80%      1.20% to 2.50%     6.31% to 8.84%
  2015                                19,494,302   1.38 to 1.47       28,687,226     0.68%      1.20% to 2.50%     3.75% to 5.58%
  2014                                14,585,631   1.33 to 1.39       20,328,839     0.89%      1.20% to 2.50%     5.36% to 7.22%

AMER FUNDS IS GROWTH-INC CL 2
  2018                                14,412,641   1.79 to 1.97       28,369,512     1.41%      1.20% to 2.45%   (4.66)% to (2.08)%
  2017                                14,681,074   1.87 to 2.03       29,780,789     1.29%      1.20% to 2.45%    18.84% to 22.02%
  2016                                18,071,816   1.56 to 1.68       30,314,808     1.64%      1.20% to 2.45%    8.29% to 10.86%
  2015                                13,268,242   1.43 to 1.52       20,197,968     1.62%      1.20% to 2.50%    (1.49)% to 0.24%
  2014                                 8,257,642   1.45 to 1.52       12,539,893     1.52%      1.20% to 2.50%     7.42% to 9.32%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
AMER FUNDS IS INTL CL 2
  2018                                14,315,001   1.04 to 1.42       16,378,495     1.72%      0.15% to 2.40%  (15.67)% to (13.26)%
  2017                                13,816,082   1.20 to 1.64       18,460,055     1.28%      0.15% to 2.70%    28.32% to 31.95%
  2016                                14,209,167   0.93 to 1.24       14,498,583     1.38%      0.15% to 2.70%     0.53% to 3.38%
  2015                                14,409,869   0.92 to 1.20       14,363,362     1.55%      0.15% to 2.70%   (7.30)% to (4.67)%
  2014                                13,361,139   1.00 to 1.26       14,093,439     1.55%      0.15% to 2.70%   (5.48)% to (2.80)%

AMER FUNDS IS NEW WORLD CL 2
  2018                                11,425,190   0.93 to 1.23       11,829,216     0.88%      0.15% to 2.45%  (16.55)% to (14.17)%
  2017                                10,293,485   1.09 to 1.43       12,575,951     0.94%      0.15% to 2.70%    25.69% to 29.25%
  2016                                 9,834,097   0.88 to 1.11        9,352,789     0.87%      0.15% to 2.45%     2.21% to 5.10%
  2015                                 7,991,772   0.86 to 1.06        7,289,640     0.59%      0.15% to 2.45%   (5.96)% to (3.29)%
  2014                                 6,022,669   0.91 to 1.09        5,741,818     1.09%      0.15% to 2.45%  (10.55)% to (8.01)%

AMER FUNDS IS US GOVT/AAA CL 2
  2018                                11,706,104   1.00 to 1.08       12,412,341     1.74%      0.15% to 2.00%    (2.21)% to 0.58%
  2017                                12,580,937   1.01 to 1.07       13,394,184     1.38%      0.15% to 2.00%    (1.36)% to 1.44%
  2016                                11,704,406   0.99 to 1.06       12,409,965     1.47%      0.15% to 2.45%    (1.75)% to 1.04%
  2015                                 8,602,778   1.00 to 1.06        9,122,486     1.53%      0.15% to 2.45%    (1.36)% to 1.44%
  2014                                 7,087,217   1.01 to 1.06        7,477,491     1.12%      0.15% to 2.45%     1.96% to 4.86%

CLEARBRIDGE VAR SM GRO CL II
  2018                                12,450,780   1.20 to 1.24       15,456,349     0.00%      1.20% to 2.20%     0.19% to 2.90%
  2017                                 9,286,956   1.19 to 1.22       11,305,983     0.00%      1.20% to 2.20%    20.32% to 23.54%
  2016                                 1,710,336   0.98 to 0.99        1,700,508     0.00%      1.20% to 2.20%     2.48% to 4.91%
  2015 (a)                               890,548   0.95 to 0.95          849,020     0.00%      1.20% to 2.10%   (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
  2018                                25,307,084   1.36 to 2.61       58,618,917     1.97%      0.15% to 2.40%  (11.21)% to (8.67)%
  2017                                29,150,137   1.51 to 2.85       74,769,748     1.43%      0.15% to 2.50%    9.39% to 12.48%
  2016                                35,486,982   1.36 to 2.54       81,880,565     2.28%      0.15% to 2.50%    14.30% to 17.53%
  2015                                35,793,713   1.53 to 2.16       70,913,034     2.86%      0.15% to 2.50%   (7.02)% to (4.38)%
  2014                                40,504,113   1.12 to 2.26       84,793,006     2.53%      0.15% to 2.70%     5.33% to 8.32%

FIDELITY VIP MID CAP SC2
  2018                                 7,835,597   1.60 to 5.03       31,043,856     0.40%      0.15% to 2.50%  (17.27)% to (14.90)%
  2017                                 8,546,622   1.91 to 5.91       40,237,967     0.49%      0.15% to 2.50%    17.04% to 20.36%
  2016                                 9,231,817   1.63 to 4.91       36,510,194     0.31%      0.15% to 2.50%    8.68% to 11.76%
  2015                                10,235,423   2.43 to 4.39       36,635,920     0.24%      0.15% to 2.50%   (4.49)% to (1.78)%
  2014                                11,700,083   2.54 to 4.47       43,106,140     0.02%      0.15% to 2.50%     2.95% to 5.87%

FRANKLIN DEV MKTS VIP CL 2
  2018                                 8,122,886   0.91 to 2.97       19,864,894     0.85%      0.15% to 2.50%  (18.26)% to (15.92)%
  2017                                10,013,524   1.09 to 3.57       29,191,896     0.98%      0.15% to 2.50%    36.34% to 40.20%
  2016                                 9,834,949   0.79 to 2.57       21,167,985     0.80%      0.15% to 2.50%    14.04% to 17.26%
  2015                                10,479,753   1.12 to 2.22       19,589,327     2.01%      0.15% to 2.50%  (21.94)% to (19.72)%
  2014                                10,524,450   1.41 to 2.79       24,440,100     1.49%      0.15% to 2.50%  (11.06)% to (8.53)%

FRANKLIN MUTUAL SHS VIP CL 2
  2018                                 3,574,053   1.31 to 2.30        8,153,119     2.35%      1.20% to 2.45%  (11.73)% to (10.16)%
  2017                                 4,190,741   1.46 to 2.56       10,649,793     2.72%      1.20% to 2.45%     5.21% to 7.06%
  2016                                 2,650,681   1.80 to 2.40        6,244,316     1.97%      1.20% to 2.45%    12.69% to 14.68%
  2015                                 3,135,716   1.58 to 2.09        6,445,223     3.01%      1.20% to 2.50%   (7.70)% to (6.07)%
  2014                                 4,063,516   1.71 to 2.22        8,915,822     1.96%      1.20% to 2.50%     4.01% to 5.84%

FRANKLIN SMALL CP VAL VIP CL 2
  2018                                15,442,389   1.36 to 1.61       24,804,342     0.89%      1.20% to 2.70%  (15.42)% to (13.14)%
  2017                                15,748,220   1.60 to 1.87       29,386,671     0.46%      1.20% to 2.70%    7.45% to 10.32%
  2016                                21,381,321   1.45 to 1.71       36,490,421     0.79%      1.20% to 2.95%    26.41% to 29.41%
  2015                                18,141,802   1.15 to 1.33       24,068,722     0.63%      1.20% to 2.95%  (10.08)% to (8.49)%
  2014                                17,745,713   1.28 to 1.45       25,728,082     0.60%      1.20% to 2.95%   (2.35)% to (0.63)%

FRANKLIN SM-MD CP GR VIP CL 2
  2018                                 4,573,442   1.41 to 2.92        8,507,597     0.00%      0.15% to 2.45%   (8.14)% to (5.51)%
  2017                                 4,766,619   1.51 to 3.12        9,497,577     0.00%      0.15% to 2.45%    17.88% to 21.22%
  2016                                 5,252,793   1.26 to 2.60        8,851,759     0.00%      0.15% to 2.45%     1.15% to 4.01%
  2015                                 6,223,230   1.23 to 2.53       10,189,765     0.00%      0.15% to 2.45%   (5.49)% to (2.80)%
  2014                                 6,708,673   1.28 to 2.63       11,531,092     0.00%      0.15% to 2.45%     4.35% to 7.31%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
GOLDMAN SACHS VI HQ FLT RT SS
  2018                                39,130,532   0.95 to 1.05       41,216,580     1.89%      1.20% to 2.45%    (1.47)% to 1.19%
  2017                                38,287,569   0.95 to 1.05       40,213,342     1.27%      1.20% to 2.45%    (1.48)% to 1.16%
  2016                                37,151,922   0.96 to 1.05       38,919,618     1.00%      1.20% to 2.45%    (1.92)% to 0.41%
  2015                                36,212,613   0.98 to 1.05       38,011,013     0.44%      1.20% to 2.45%   (3.32)% to (1.61)%
  2014                                36,182,709   1.01 to 1.07       38,600,763     0.30%      1.20% to 2.10%   (2.99)% to (1.27)%

GOLDMAN SACHS VIT GBL TRNDS SS
  2018                               134,973,011   1.03 to 1.08      146,277,943     0.70%      1.20% to 2.15%   (7.13)% to (4.62)%
  2017                               120,952,473   1.10 to 1.15      138,687,440     0.31%      1.20% to 2.15%    9.83% to 12.77%
  2016                               114,933,333   0.99 to 1.03      117,911,955     0.31%      1.20% to 2.15%     1.31% to 3.72%
  2015                                97,516,000   0.98 to 1.00       97,038,369     0.11%      1.20% to 1.95%   (8.55)% to (6.94)%
  2014                                57,148,115   1.05 to 1.07       61,108,844     0.06%      1.20% to 2.10%     0.92% to 2.71%

INVESCO VI AMER VALUE SR II
  2018                                 5,452,204   1.24 to 1.43        7,794,038     0.19%      1.20% to 2.45%  (15.41)% to (13.13)%
  2017                                 5,878,078   1.42 to 1.66        9,760,708     0.60%      1.20% to 2.70%     6.50% to 9.35%
  2016                                 6,023,777   1.33 to 1.53        9,229,462     0.12%      1.20% to 2.70%    11.88% to 14.53%
  2015                                 5,628,822   1.19 to 1.35        7,575,022     0.01%      1.20% to 2.70%  (12.00)% to (10.44)%
  2014                                 4,062,941   1.35 to 1.50        6,105,164     0.21%      1.20% to 2.70%     6.30% to 8.17%

INVESCO VI COMSTOCK SR II
  2018                                18,201,865   1.54 to 2.64       48,010,117     1.43%      1.20% to 2.45%  (14.93)% to (12.63)%
  2017                                19,423,798   1.78 to 3.05       59,173,015     2.05%      1.20% to 2.45%    14.17% to 17.22%
  2016                                19,290,413   1.54 to 2.62       50,583,685     1.34%      1.20% to 2.45%    13.60% to 16.29%
  2015                                21,375,781   1.71 to 2.27       48,489,273     1.66%      1.20% to 2.45%   (8.92)% to (7.31)%
  2014                                20,328,052   1.87 to 2.45       49,751,315     1.15%      1.20% to 2.45%     5.93% to 7.80%

INVESCO VI EQUITY & INC SR II
  2018                                 4,165,539   1.28 to 1.76        7,310,864     2.01%      1.20% to 2.45%  (12.37)% to (10.00)%
  2017                                 3,926,062   1.44 to 1.98        7,723,635     1.59%      1.20% to 2.45%    7.57% to 10.45%
  2016                                 2,810,199   1.31 to 1.81        5,038,654     1.55%      1.20% to 2.25%    11.51% to 14.15%
  2015                                 2,623,652   1.30 to 1.59        4,142,909     2.43%      1.20% to 2.25%   (5.42)% to (3.75)%
  2014                                 2,162,430   1.36 to 1.65        3,539,985     1.76%      1.20% to 2.25%     5.60% to 7.47%

INVESCO VI GROWTH & INC SR II
  2018                                 2,272,396   1.54 to 2.66        6,053,951     1.75%      1.20% to 2.10%  (16.12)% to (14.63)%
  2017                                 2,685,321   1.81 to 3.12        8,379,934     1.25%      1.20% to 2.10%    10.73% to 12.68%
  2016                                 3,277,045   1.61 to 2.77        9,075,732     0.82%      1.20% to 2.35%    15.97% to 18.01%
  2015                                 1,223,875   1.79 to 2.35        2,872,050     2.41%      1.20% to 2.50%   (6.12)% to (4.47)%
  2014                                 1,434,525   1.90 to 2.46        3,523,821     1.47%      1.20% to 2.50%     6.77% to 8.65%

INVESCO VI SM CAP EQTY SR II
  2018                                11,577,900   1.16 to 1.37       15,918,876     0.00%      1.20% to 2.70%  (17.75)% to (15.53)%
  2017                                12,859,165   1.41 to 1.64       21,120,631     0.00%      1.20% to 2.70%    10.43% to 13.39%
  2016                                14,238,814   1.27 to 1.46       20,811,129     0.00%      1.20% to 2.70%    8.60% to 11.17%
  2015                                15,533,334   1.17 to 1.32       20,544,059     0.00%      1.20% to 2.70%   (8.48)% to (6.87)%
  2014                                16,624,811   1.27 to 1.42       23,608,195     0.00%      1.20% to 2.70%    (0.88)% to 0.87%

IVY VIP ASSET STRATEGY CL II
  2018                                41,752,173   0.95 to 2.84      115,710,335     1.76%      1.20% to 2.50%   (8.20)% to (5.72)%
  2017                                48,881,786   1.02 to 3.04      145,050,136     1.54%      1.20% to 2.50%    14.85% to 17.92%
  2016                                57,198,258   0.88 to 2.60      145,355,667     0.59%      1.20% to 2.70%   (5.39)% to (3.15)%
  2015                                67,358,063   0.92 to 2.71      178,007,763     0.36%      1.20% to 2.70%  (11.01)% to (9.44)%
  2014                                74,476,886   1.03 to 2.99      217,560,150     0.49%      1.20% to 2.75%   (8.02)% to (6.40)%

 IVY VIP BALANCED CL II
  2018                                24,995,761   1.18 to 8.94       91,752,882     1.58%      0.15% to 2.45%   (6.07)% to (3.39)%
  2017                                28,758,018   1.24 to 9.25      108,956,665     1.60%      0.15% to 2.45%    8.14% to 11.20%
  2016                                32,270,184   1.13 to 8.32      110,047,146     1.38%      0.15% to 2.35%    (0.93)% to 1.88%
  2015                                34,877,083   1.13 to 8.16      120,157,549     0.91%      0.15% to 2.35%   (3.22)% to (0.47)%
  2014                                35,921,678   1.15 to 8.20      130,175,660     0.93%      0.15% to 2.50%     4.45% to 7.41%

IVY VIP CORE EQUITY CL II
  2018                                31,055,946   1.33 to 3.05       87,210,695     0.46%      0.15% to 2.45%   (7.30)% to (4.65)%
  2017                                35,513,180   1.42 to 3.20      105,701,928     0.44%      0.15% to 2.45%    17.25% to 20.57%
  2016                                39,782,237   1.20 to 2.65       99,292,010     0.45%      0.15% to 2.70%     0.73% to 3.58%
  2015                                42,301,761   1.18 to 2.57      102,974,780     0.35%      0.15% to 2.70%   (3.58)% to (0.84)%
  2014                                44,306,736   1.21 to 2.62      109,770,382     0.49%      0.15% to 2.75%     6.49% to 9.51%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP CORPORATE BOND CL II
  2018                                92,918,886   1.02 to 1.36      126,271,968     2.13%      1.25% to 2.35%   (4.19)% to (3.13)%
  2017                                99,255,005   1.06 to 1.40      139,237,719     1.57%      1.25% to 2.35%     1.61% to 2.73%
  2016                                97,186,829   1.04 to 1.37      132,718,740     2.34%      1.25% to 2.35%     1.62% to 2.74%
  2015                               103,645,819   1.02 to 1.33      137,757,285     2.92%      1.25% to 2.35%   (2.13)% to (1.04)%
  2014                               109,220,233   1.04 to 1.34      146,697,373     3.75%      1.25% to 2.35%     1.91% to 3.04%

IVY VIP ENERGY CL II
  2018                                 4,725,044   0.52 to 0.70        3,330,554     0.00%      1.25% to 2.35%  (35.68)% to (34.96)%
  2017                                 5,658,847   0.81 to 1.08        6,132,622     0.77%      1.25% to 2.35%  (14.67)% to (13.73)%
  2016                                 5,561,489   0.94 to 1.26        6,986,082     0.14%      1.25% to 2.35%    31.43% to 32.88%
  2015                                 6,007,854   0.71 to 0.95        5,679,106     0.06%      1.25% to 2.35%  (23.95)% to (23.11)%
  2014                                 5,753,035   0.93 to 1.23        7,072,992     0.00%      1.25% to 2.35%  (12.64)% to (11.67)%

IVY VIP GLOBAL BOND CL II
  2018                                 5,735,188   1.00 to 1.06        6,098,144     2.84%      1.25% to 2.10%   (2.51)% to (1.42)%
  2017                                 6,075,336   1.02 to 1.08        6,553,101     2.75%      1.25% to 2.10%     1.85% to 2.98%
  2016                                 6,418,348   1.00 to 1.05        6,722,983     3.57%      1.25% to 2.10%     4.56% to 5.71%
  2015                                 6,759,875   0.95 to 0.99        6,698,183     3.70%      1.25% to 2.10%   (4.91)% to (3.86)%
  2014                                 7,019,226   1.00 to 1.03        7,234,714     2.25%      1.25% to 2.10%   (2.14)% to (1.06)%

IVY VIP GLOBAL EQ INC CL II
  2018                                 8,154,566   1.21 to 2.02       16,451,615     1.66%      1.25% to 2.35%  (13.74)% to (12.78)%
  2017                                 9,197,541   1.39 to 2.31       21,274,745     1.27%      1.25% to 2.35%    12.89% to 14.13%
  2016                                10,656,725   1.23 to 2.03       21,597,757     1.26%      1.25% to 2.35%     4.48% to 5.63%
  2015                                11,686,779   1.17 to 1.92       22,422,853     1.29%      1.25% to 2.35%   (4.33)% to (3.27)%
  2014                                13,352,998   1.21 to 1.98       26,486,148     1.16%      1.25% to 2.35%     7.29% to 8.48%

IVY VIP GLOBAL GROWTH CL II
  2018                                23,505,695   1.21 to 2.38       53,063,802     0.47%      1.20% to 2.45%   (9.01)% to (6.55)%
  2017                                27,217,889   1.31 to 2.57       66,215,059     0.05%      1.20% to 2.45%    20.92% to 24.15%
  2016                                31,623,038   1.07 to 2.09       62,464,755     0.22%      1.20% to 2.45%   (5.85)% to (3.62)%
  2015                                33,490,781   1.03 to 2.18       69,043,299     0.42%      1.20% to 2.70%     0.39% to 2.16%
  2014                                36,111,781   1.02 to 2.14       72,784,181     2.11%      1.20% to 2.75%   (1.98)% to (0.25)%

IVY VIP GOVT MONEY MARKET CL II
  2018                                11,586,494   0.87 to 0.99       11,472,530     1.52%      1.25% to 2.10%    (0.84)% to 0.26%
  2017                                10,306,425   0.88 to 0.99       10,178,688     0.58%      1.25% to 2.10%   (1.74)% to (0.66)%
  2016                                10,552,171   0.89 to 0.99       10,490,486     0.12%      1.25% to 2.10%   (2.19)% to (1.11)%
  2015                                12,701,671   0.91 to 1.01       12,769,086     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
  2014                                12,038,044   0.93 to 1.02       12,251,690     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%

IVY VIP GROWTH CL II
  2018                                16,344,778   1.72 to 2.98       48,634,069     0.03%      0.15% to 2.35%    (0.11)% to 1.01%
  2017                                20,176,873   1.71 to 2.95       59,438,310     0.25%      0.15% to 2.35%    26.34% to 27.74%
  2016                                24,023,978   1.35 to 2.31       55,403,413     0.02%      0.15% to 2.35%   (1.12)% to (0.03)%
  2015                                26,869,223   1.35 to 2.31       61,983,332     0.11%      0.15% to 2.35%     4.68% to 5.84%
  2014                                30,275,987   1.28 to 2.18       65,989,998     0.24%      0.15% to 2.35%    9.21% to 10.42%

IVY VIP HIGH INCOME CL II
  2018                                56,260,838   1.05 to 2.22       77,346,530     6.27%      1.20% to 2.45%   (4.98)% to (2.41)%
  2017                                61,836,490   1.08 to 2.30       88,953,258     5.56%      1.20% to 2.70%     3.59% to 6.36%
  2016                                66,906,391   1.04 to 2.18       92,040,204     7.40%      1.20% to 2.95%    12.82% to 15.50%
  2015                                69,605,101   0.92 to 1.90       85,240,150     6.18%      1.20% to 2.95%   (9.22)% to (7.62)%
  2014                                73,091,861   1.01 to 2.06       98,039,313     5.60%      1.20% to 3.00%    (1.06)% to 0.69%

IVY VIP INTL CORE EQUITY CL II
  2018                                47,355,644   0.89 to 5.95      121,519,729     1.55%      0.15% to 2.70%  (20.22)% to (17.94)%
  2017                                51,104,758   1.11 to 7.25      161,570,566     1.41%      0.15% to 2.70%    19.59% to 22.97%
  2016                                58,407,766   0.90 to 5.89      150,580,435     1.38%      0.15% to 2.95%    (1.85)% to 0.93%
  2015                                63,849,455   0.92 to 5.84      164,116,138     1.29%      0.15% to 2.95%   (3.82)% to (1.09)%
  2014                                69,049,904   0.96 to 5.90      181,226,029     2.53%      0.15% to 3.00%    (1.51)% to 1.29%

IVY VIP LIMITED-TERM BOND CL II
  2018                                40,147,790   0.95 to 1.01       40,643,003     1.66%      1.25% to 2.10%   (1.57)% to (0.48)%
  2017                                41,053,792   0.96 to 1.02       41,759,776     1.56%      1.25% to 2.10%    (0.95)% to 0.15%
  2016                                39,002,161   0.97 to 1.02       39,615,179     1.48%      1.25% to 2.10%    (0.42)% to 0.68%
  2015                                37,007,768   0.97 to 1.01       37,336,399     1.52%      1.25% to 2.10%   (1.47)% to (0.38)%
  2014                                35,060,416   0.98 to 1.01       35,507,176     0.56%      1.25% to 2.10%   (1.37)% to (0.28)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP MID CAP GROWTH CL II
  2018                                18,444,072   1.35 to 3.11       57,122,868     0.00%      1.20% to 2.50%   (2.98)% to (0.36)%
  2017                                20,971,477   1.38 to 3.15       65,783,331     0.00%      1.20% to 2.50%    23.22% to 26.52%
  2016                                24,100,613   1.11 to 2.51       60,308,547     0.00%      1.20% to 2.70%     3.04% to 5.48%
  2015                                25,882,239   1.06 to 2.39       61,788,557     0.00%      1.20% to 2.70%   (8.52)% to (6.90)%
  2014                                26,623,415   1.15 to 2.57       68,287,685     0.00%      1.20% to 2.75%     4.73% to 6.58%

IVY VIP NATURAL RES CL II
  2018                                29,873,585   0.44 to 0.86       25,614,572     0.30%      1.20% to 2.50%  (25.48)% to (23.46)%
  2017                                30,896,398   0.51 to 1.13       34,918,213     0.15%      1.20% to 2.70%    (0.02)% to 2.66%
  2016                                36,993,400   0.58 to 1.11       41,112,391     0.70%      1.20% to 2.50%    20.22% to 23.07%
  2015                                33,612,121   0.43 to 0.91       30,520,850     0.10%      1.20% to 2.70%  (24.65)% to (23.32)%
  2014                                28,496,741   0.56 to 1.19       33,736,824     0.00%      1.20% to 2.75%  (15.57)% to (14.07)%

IVY VIP PATH MOD AGG MVF CL II
  2018                                62,309,009   1.11 to 1.15       71,739,910     1.30%      1.20% to 1.95%   (7.54)% to (5.04)%
  2017                                62,982,691   1.19 to 1.23       77,083,895     0.45%      1.20% to 1.95%    12.34% to 15.35%
  2016                                57,952,189   1.05 to 1.07       62,068,588     0.90%      1.20% to 1.95%    (0.61)% to 1.75%
  2015                                49,451,042   1.04 to 1.06       52,387,086     0.00%      1.20% to 1.95%   (3.59)% to (1.89)%
  2014                                30,952,583   1.07 to 1.08       33,433,493     1.98%      1.20% to 2.00%     0.89% to 2.67%

IVY VIP PATH MOD CON MVF CL II
  2018                                29,022,111   1.05 to 1.10       31,917,372     0.91%      1.20% to 2.10%   (5.74)% to (3.19)%
  2017                                30,564,276   1.09 to 1.15       35,051,735     0.42%      1.20% to 2.35%    8.60% to 11.51%
  2016                                32,834,908   1.01 to 1.04       34,087,877     0.52%      1.20% to 2.10%    (1.73)% to 0.60%
  2015                                24,975,196   1.02 to 1.04       25,940,994     0.00%      1.20% to 2.00%   (3.41)% to (1.70)%
  2014                                13,062,845   1.05 to 1.06       13,808,708     1.13%      1.20% to 2.10%     0.06% to 1.83%

IVY VIP PATH MOD MVF CL II
  2018                               350,994,112   1.09 to 1.13      397,077,745     0.96%      1.20% to 1.90%   (6.81)% to (4.29)%
  2017                               334,654,129   1.16 to 1.19      399,263,202     0.45%      1.20% to 1.90%    10.50% to 13.46%
  2016                               325,186,838   1.04 to 1.06      345,138,193     0.57%      1.20% to 1.90%    (1.14)% to 1.21%
  2015                               252,688,811   1.04 to 1.06      266,681,466     0.00%      1.20% to 1.90%   (3.32)% to (1.61)%
  2014                               118,871,914   1.06 to 1.07      127,553,733     1.17%      1.20% to 1.90%     0.73% to 2.51%

IVY VIP PATHFINDER AGGRESSIVE CL II
  2018                                 9,050,608   1.29 to 1.58       14,326,252     1.83%      1.25% to 2.35%   (6.50)% to (5.46)%
  2017                                10,588,800   1.37 to 1.67       17,728,952     0.90%      1.25% to 2.35%    17.06% to 18.35%
  2016                                12,287,806   1.16 to 1.41       17,383,185     1.47%      1.25% to 2.10%     2.38% to 3.51%
  2015                                13,271,878   1.13 to 1.37       18,139,163     2.72%      1.25% to 2.10%   (1.99)% to (0.91)%
  2014                                11,881,250   1.14 to 1.38       16,387,496     0.85%      1.25% to 2.10%     2.42% to 3.56%

IVY VIP PATHFINDER CONSERV CL II
  2018                                18,359,902   1.15 to 1.34       24,651,926     1.14%      1.25% to 2.10%   (4.22)% to (3.15)%
  2017                                21,343,297   1.19 to 1.39       29,589,078     0.72%      1.25% to 2.10%     7.95% to 9.14%
  2016                                25,316,161   1.09 to 1.27       32,156,119     1.16%      1.25% to 2.10%     0.46% to 1.57%
  2015                                27,495,279   1.08 to 1.25       34,384,095     1.15%      1.25% to 2.10%   (1.88)% to (0.80)%
  2014                                29,844,909   1.09 to 1.26       37,621,745     1.06%      1.25% to 2.35%     0.99% to 2.11%

IVY VIP PATHFINDER MOD AGGR CL II
  2018                               132,167,996   1.24 to 1.50      198,449,344     1.76%      1.25% to 2.15%   (6.93)% to (5.90)%
  2017                               156,367,354   1.32 to 1.60      249,489,522     0.83%      1.25% to 2.35%    14.02% to 15.27%
  2016                               177,737,673   1.15 to 1.38      246,007,469     1.62%      1.25% to 2.35%     2.10% to 3.22%
  2015                               188,075,050   1.11 to 1.34      252,183,485     2.30%      1.25% to 2.35%   (2.26)% to (1.18)%
  2014                               193,683,655   1.13 to 1.36      262,812,222     1.04%      1.25% to 2.35%     2.18% to 3.31%

IVY VIP PATHFINDER MOD CONS CL II
  2018                                38,974,422   1.17 to 1.41       54,780,037     1.34%      1.25% to 1.90%   (4.94)% to (3.88)%
  2017                                45,918,574   1.22 to 1.46       67,144,721     0.82%      1.25% to 1.90%    10.15% to 11.37%
  2016                                53,685,982   1.10 to 1.31       70,486,377     1.30%      1.25% to 1.90%     0.71% to 1.82%
  2015                                57,293,113   1.09 to 1.29       73,874,734     1.48%      1.25% to 2.15%   (2.00)% to (0.92)%
  2014                                60,897,488   1.10 to 1.30       79,249,009     0.99%      1.25% to 2.35%     1.47% to 2.59%

IVY VIP PATHFINDER MODERATE CL II
  2018                               115,718,955   1.19 to 1.45      167,766,421     1.40%      1.25% to 2.35%   (6.15)% to (5.10)%
  2017                               135,101,927   1.26 to 1.53      206,391,573     0.77%      1.25% to 2.35%    12.04% to 13.28%
  2016                               154,942,312   1.12 to 1.35      208,956,055     1.31%      1.25% to 2.35%     1.24% to 2.36%
  2015                               164,048,931   1.10 to 1.32      216,131,907     1.69%      1.25% to 2.35%   (2.01)% to (0.93)%
  2014                               172,610,501   1.11 to 1.33      229,539,028     1.04%      1.25% to 2.35%     1.82% to 2.94%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP SCIENCE & TECH CL II
  2018                                16,351,590   1.37 to 4.31       67,262,864     0.00%      1.20% to 2.50%   (8.01)% to (5.52)%
  2017                                18,844,531   1.47 to 4.60       82,723,518     0.00%      1.20% to 2.50%    28.29% to 31.72%
  2016                                18,586,995   1.13 to 3.53       61,890,871     0.00%      1.20% to 2.95%    (1.40)% to 0.94%
  2015                                21,292,766   1.14 to 3.52       70,869,765     0.00%      1.20% to 2.95%   (5.70)% to (4.04)%
  2014                                21,133,818   1.20 to 3.66       73,024,419     0.00%      1.20% to 3.00%    (0.08)% to 1.68%

IVY VIP SECURIAN RE SEC CL II
  2018                                 3,472,709   1.33 to 2.40        8,354,176     1.61%      1.25% to 2.35%   (7.78)% to (6.75)%
  2017                                 4,241,131   1.44 to 2.58       10,940,647     1.31%      1.25% to 2.35%     2.95% to 4.08%
  2016                                 4,900,297   1.39 to 2.48       12,144,828     1.07%      1.25% to 2.35%     1.85% to 2.97%
  2015                                 5,392,588   1.36 to 2.41       12,978,484     1.01%      1.25% to 2.35%     2.35% to 3.48%
  2014                                 6,610,779   1.32 to 2.33       15,374,171     1.03%      1.25% to 2.35%    27.15% to 28.55%

IVY VIP SMALL CAP CORE CL II
  2018                                16,413,304   1.38 to 4.65       51,751,626     0.12%      0.15% to 2.45%  (13.11)% to (10.62)%
  2017                                19,223,253   1.57 to 5.20       68,325,880     0.00%      0.15% to 2.45%    10.43% to 13.56%
  2016                                20,276,203   1.40 to 4.58       63,332,625     0.39%      0.15% to 2.50%    25.14% to 28.69%
  2015                                22,295,254   1.10 to 3.56       53,459,734     0.09%      0.15% to 2.50%   (8.33)% to (5.73)%
  2014                                25,893,192   1.19 to 3.78       66,189,449     0.09%      0.15% to 2.75%     3.93% to 6.89%

IVY VIP SMALL CAP GROWTH CL II
  2018                                21,177,504   1.27 to 4.34       57,012,205     0.22%      0.15% to 2.40%    (6.35)% to 4.65%
  2017                                12,699,244   1.35 to 2.39       30,396,631     0.00%      0.15% to 2.35%    20.27% to 21.59%
  2016                                14,155,118   1.12 to 1.97       27,864,474     0.00%      0.15% to 2.35%     0.53% to 1.64%
  2015                                14,655,153   1.11 to 1.94       28,383,251     0.00%      0.15% to 2.35%    (0.48)% to 0.62%
  2014                                16,538,924   1.11 to 1.92       31,835,084     0.00%      0.15% to 2.35%    (0.77)% to 0.33%

 IVY VIP VALUE CL II
  2018                                27,135,800   1.25 to 5.43       68,983,047     1.87%      0.15% to 2.45%   (9.95)% to (7.38)%
  2017                                31,763,857   1.38 to 5.87       87,254,181     1.41%      0.15% to 2.45%    9.23% to 12.33%
  2016                                36,424,021   1.25 to 5.22       89,435,653     1.24%      0.15% to 2.45%    7.92% to 10.97%
  2015                                42,247,025   1.14 to 4.71       94,101,042     0.77%      0.15% to 2.45%   (6.71)% to (4.06)%
  2014                                44,676,370   1.21 to 4.90      104,574,213     1.09%      0.15% to 2.50%    7.72% to 10.78%

JANUS HENDERSON BALANCED SS
  2018                                 9,326,138   1.87 to 2.77       25,775,128     1.76%      1.20% to 2.45%    (2.50)% to 0.13%
  2017                                 9,024,860   1.89 to 2.80       25,137,257     1.39%      1.20% to 2.45%    14.71% to 17.78%
  2016                                 9,067,291   1.62 to 2.39       21,636,898     1.97%      1.20% to 2.50%     1.30% to 3.70%
  2015                                 9,583,902   1.86 to 2.32       22,204,991     1.38%      1.20% to 2.50%   (2.51)% to (0.79)%
  2014                                 9,091,698   1.90 to 2.34       21,223,172     1.54%      1.20% to 2.50%     5.09% to 6.95%

JANUS HENDERSON FLEXIBLE BOND SS
  2018                                20,417,445   0.94 to 0.99       20,115,566     2.65%      1.20% to 2.45%   (4.17)% to (1.58)%
  2017                                20,678,489   0.98 to 1.01       20,888,777     2.60%      1.20% to 2.45%     0.36% to 3.04%
  2016                                17,407,233   0.97 to 0.99       17,218,645     2.75%      1.20% to 2.45%    (0.74)% to 1.61%
  2015 (a)                             7,734,750   0.97 to 0.98        7,574,771     2.00%      1.20% to 2.45%   (3.21)% to (2.07)%

JANUS HENDERSON FORTY SS
  2018                                14,919,106   2.10 to 4.02       47,350,206     0.00%      0.15% to 2.50%    (1.26)% to 1.57%
  2017                                15,201,681   2.09 to 4.00       47,031,761     0.00%      0.15% to 2.50%    26.23% to 29.80%
  2016                                15,136,316   1.63 to 3.11       35,727,688     0.00%      0.15% to 2.50%    (1.01)% to 1.79%
  2015                                17,310,280   1.62 to 3.09       41,255,223     0.00%      0.15% to 2.50%    8.68% to 11.77%
  2014                                16,700,439   1.47 to 2.80       36,077,983     0.03%      0.15% to 2.50%     5.31% to 8.30%

JANUS HENDERSON MID CP VAL SS
  2018                                14,086,610   1.27 to 1.51       21,227,272     0.90%      1.20% to 2.70%  (16.34)% to (14.08)%
  2017                                14,719,483   1.52 to 1.77       26,050,350     0.64%      1.20% to 2.70%    10.34% to 13.29%
  2016                                15,742,168   1.37 to 1.58       24,812,857     0.91%      1.20% to 2.70%    15.32% to 18.06%
  2015                                16,837,754   1.19 to 1.34       22,615,507     1.04%      1.20% to 2.70%   (6.49)% to (4.84)%
  2014                                17,099,250   1.27 to 1.41       24,134,583     1.27%      1.20% to 2.70%     5.29% to 7.15%

JANUS HENDERSON OVERSEAS SS
  2018                                15,635,396   0.65 to 2.50       32,515,526     1.63%      0.15% to 2.70%  (17.62)% to (15.26)%
  2017                                17,841,216   0.78 to 2.98       44,286,927     1.58%      0.15% to 2.70%    27.02% to 30.61%
  2016                                21,022,162   0.62 to 2.30       40,773,291     4.73%      0.15% to 2.70%   (9.41)% to (6.85)%
  2015                                22,096,401   0.68 to 2.50       45,930,770     0.50%      0.15% to 2.70%  (11.46)% to (8.94)%
  2014                                23,854,503   0.76 to 2.78       54,691,693     2.97%      0.15% to 2.70%  (14.66)% to (12.23)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
MFS VIT II INTL VALUE SC
  2018                                13,679,262   1.06 to 1.11       15,166,124     0.93%      1.20% to 2.45%  (12.36)% to (10.00)%
  2017                                12,305,658   1.20 to 1.24       15,296,339     1.33%      1.20% to 2.45%    23.14% to 26.44%
  2016                                11,042,915   0.97 to 0.99       10,954,082     1.32%      1.20% to 2.45%     0.83% to 3.22%
  2015 (a)                             4,482,304   0.96 to 0.97        4,333,292     1.76%      1.20% to 2.45%   (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
  2018                                   552,139   1.80 to 2.85        1,507,880     0.00%      1.20% to 2.45%   (2.00)% to (0.26)%
  2017                                   430,656   1.80 to 2.85        1,184,281     0.00%      1.20% to 2.45%    23.01% to 25.17%
  2016                                   552,847   1.44 to 2.28        1,220,680     0.00%      1.20% to 2.45%     1.58% to 3.37%
  2015                                   629,567   1.54 to 2.21        1,345,365     0.00%      1.20% to 2.45%     1.40% to 3.19%
  2014                                   513,940   1.51 to 2.14        1,048,754     0.00%      1.20% to 2.45%     5.40% to 7.26%

MORGSTANLEY VIF EMG MK EQ CL 2
  2018                                31,039,112   0.62 to 0.73       22,614,907     0.40%      1.20% to 2.70%  (19.93)% to (17.76)%
  2017                                31,911,525   0.77 to 0.89       28,529,833     0.72%      1.20% to 2.70%    31.15% to 34.66%
  2016                                34,534,482   0.58 to 0.67       23,134,251     0.44%      1.20% to 2.70%     3.53% to 5.99%
  2015                                35,523,730   0.56 to 0.64       22,587,299     0.75%      1.20% to 2.70%  (13.31)% to (11.77)%
  2014                                31,777,048   0.65 to 0.72       22,901,375     0.32%      1.20% to 2.70%   (7.33)% to (5.69)%

MORNINGSTAR AGGR GROWTH ETF II
  2018                                 6,750,576   1.04 to 1.20        8,110,131     1.38%      1.20% to 2.50%  (11.98)% to (9.60)%
  2017                                 6,655,860   1.17 to 1.34        8,926,035     1.24%      1.20% to 2.50%    16.33% to 19.44%
  2016                                 6,882,709   1.01 to 1.13        7,797,544     1.39%      1.20% to 2.50%    7.99% to 10.55%
  2015                                 6,850,584   0.93 to 1.03        7,062,789     1.25%      1.20% to 2.50%   (5.66)% to (3.99)%
  2014                                 6,536,724   0.98 to 1.07        7,019,361     5.79%      1.20% to 2.50%     1.43% to 3.22%

MORNINGSTAR BALANCED ETF II
  2018                                38,519,879   1.08 to 1.25       48,139,152     1.75%      1.20% to 2.50%   (8.97)% to (6.51)%
  2017                                45,724,499   1.18 to 1.35       61,682,019     1.59%      1.20% to 2.50%    10.05% to 12.99%
  2016                                50,255,127   1.07 to 1.20       60,540,310     1.70%      1.20% to 2.50%     5.33% to 7.83%
  2015                                52,527,736   1.01 to 1.12       59,036,007     1.38%      1.20% to 2.50%   (5.06)% to (3.39)%
  2014                                56,812,098   1.06 to 1.16       66,091,049     1.12%      1.20% to 2.50%     1.47% to 3.26%

MORNINGSTAR CONSERVATIVE ETF II
  2018                                11,271,507   1.05 to 1.18       13,244,959     2.05%      1.20% to 2.20%   (5.22)% to (2.66)%
  2017                                11,613,311   1.08 to 1.22       14,147,149     1.79%      1.20% to 2.35%     3.12% to 5.88%
  2016                                12,458,678   1.04 to 1.16       14,462,534     1.59%      1.20% to 2.35%     1.58% to 3.98%
  2015                                12,052,785   1.01 to 1.12       13,536,028     1.06%      1.20% to 2.45%   (4.08)% to (2.39)%
  2014                                13,503,420   1.05 to 1.15       15,536,483     0.98%      1.20% to 2.45%    (0.22)% to 1.54%

MORNINGSTAR GROWTH ETF II
  2018                                16,565,651   1.12 to 1.24       20,474,389     1.53%      1.20% to 2.10%  (10.73)% to (8.32)%
  2017                                18,788,815   1.19 to 1.36       25,558,702     1.37%      1.20% to 2.50%    13.9% to 16.95%
  2016                                20,442,662   1.04 to 1.17       23,992,487     1.46%      1.20% to 2.50%     6.52% to 9.04%
  2015                                21,581,129   0.96 to 1.08       23,367,932     1.24%      1.20% to 2.70%   (5.35)% to (3.68)%
  2014                                22,903,343   1.01 to 1.12       25,745,659     1.02%      1.20% to 2.70%     1.54% to 3.33%

MORNINGSTAR INC & GROWTH ETF II
  2018                                18,340,021   1.05 to 1.21       22,159,095     1.92%      1.20% to 2.45%   (7.05)% to (4.54)%
  2017                                21,624,118   1.10 to 1.28       27,617,957     1.70%      1.20% to 2.70%     6.75% to 9.61%
  2016                                23,869,555   1.02 to 1.18       28,063,068     1.67%      1.20% to 2.70%     3.29% to 5.74%
  2015                                25,346,743   0.99 to 1.12       28,351,506     1.36%      1.20% to 2.70%   (4.54)% to (2.85)%
  2014                                30,316,413   1.03 to 1.15       34,904,814     1.11%      1.20% to 2.70%     0.30% to 2.07%

NEUBERGER BERMAN SUSTAIN EQ S CL
  2018                                 1,747,814   1.41 to 1.62        2,834,559     0.19%      1.20% to 2.45%   (8.69)% to (6.22)%
  2017                                 2,096,421   1.54 to 1.74        3,658,325     0.35%      1.20% to 2.45%    14.69% to 17.75%
  2016                                 2,168,983   1.33 to 1.50        3,243,199     0.55%      1.20% to 2.45%     6.46% to 8.99%
  2015                                 1,585,733   1.25 to 1.38        2,188,683     0.38%      1.20% to 2.45%   (3.48)% to (1.78)%
  2014                                 1,196,290   1.28 to 1.41        1,681,074     0.11%      1.20% to 2.45%     6.91% to 8.80%

OPPENHEIMER INTL GROW VA SS
  2018                                12,149,726   1.09 to 2.81       33,738,689     0.58%      1.20% to 2.45%  (21.91)% to (19.79)%
  2017                                11,538,292   1.37 to 3.54       40,259,364     1.16%      1.20% to 2.45%    22.78% to 26.07%
  2016                                12,647,966   1.10 to 2.85       35,350,316     0.82%      1.20% to 2.45%   (5.54)% to (3.29)%
  2015                                12,397,949   1.92 to 2.97       36,036,841     0.91%      1.20% to 2.45%     0.11% to 1.88%
  2014                                12,089,421   1.91 to 2.92       34,504,984     0.92%      1.20% to 2.45%   (9.85)% to (8.26)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
OPPENHEIMER MS SM CAP VA SS
  2018                                 1,755,555   1.46 to 1.69        2,958,865     0.06%      1.20% to 2.50%  (13.16)% to (11.61)%
  2017                                 1,995,195   1.67 to 1.91        3,804,500     0.62%      1.20% to 2.50%    10.61% to 12.56%
  2016                                 2,251,277   1.50 to 1.69        3,813,911     0.25%      1.20% to 2.50%    14.26% to 16.27%
  2015                                 1,933,062   1.31 to 1.46        2,816,556     0.58%      1.20% to 2.50%   (8.83)% to (7.21)%
  2014                                 1,344,478   1.43 to 1.57        2,111,345     0.64%      1.20% to 2.50%    8.41% to 10.32%

PIMCO VIT GLB DIV ALL ADV CL
  2018                               134,747,474   1.07 to 1.12      151,362,006     1.89%      1.20% to 2.10%  (11.72)% to (9.33)%
  2017                               112,211,435   1.20 to 1.25      140,288,360     3.03%      1.20% to 2.10%    13.47% to 16.51%
  2016                                93,653,096   1.05 to 1.08      101,402,853     1.72%      1.20% to 2.10%     4.52% to 7.00%
  2015                                75,440,235   0.99 to 1.02       76,801,335     3.14%      1.20% to 2.10%   (8.30)% to (6.68)%
  2014                                36,960,899   1.07 to 1.09       40,321,539     6.06%      1.20% to 2.10%     2.58% to 4.39%

PIMCO VIT LOW DUR PORT ADV CL
  2018                                57,053,578   0.92 to 1.02       58,353,182     1.80%      1.20% to 2.45%   (2.69)% to (0.06)%
  2017                                61,531,245   0.94 to 1.03       63,542,253     1.24%      1.20% to 2.45%    (1.69)% to 0.95%
  2016                                59,945,472   0.95 to 1.03       61,878,612     1.39%      1.20% to 2.45%    (1.63)% to 0.70%
  2015                                61,548,950   0.96 to 1.03       63,470,761     3.32%      1.20% to 2.45%   (2.70)% to (0.98)%
  2014                                62,187,031   0.98 to 1.04       64,764,833     1.04%      1.20% to 2.45%   (2.18)% to (0.45)%

PIMCO VIT TOTAL RETURN ADV CL
  2018                               134,310,201   1.04 to 1.16      156,325,287     2.44%      1.20% to 2.45%   (3.53)% to (0.93)%
  2017                               143,049,407   1.06 to 1.19      169,591,427     1.92%      1.20% to 2.70%     1.78% to 4.5%
  2016                               138,377,473   1.04 to 1.14      158,406,411     1.98%      1.20% to 2.70%    (0.39)% to 1.97%
  2015                               147,656,574   1.04 to 1.13      166,770,221     4.84%      1.20% to 2.70%   (2.57)% to (0.85)%
  2014                               150,517,076   1.06 to 1.14      171,456,699     2.14%      1.20% to 2.70%     1.15% to 2.94%

PUTNAM VT EQUITY INCOME CL IB
  2018                                 5,486,861   1.43 to 2.43       13,227,854     0.70%      1.20% to 2.45%  (11.16)% to (8.76)%
  2017                                 5,826,254   1.59 to 2.69       15,544,063     0.85%      1.20% to 2.45%    15.33% to 18.42%
  2016                                 2,371,963   1.38 to 2.29        5,355,987     1.86%      1.20% to 2.20%    10.35% to 12.29%
  2015                                 2,401,574   1.60 to 2.04        4,834,224     1.67%      1.20% to 2.20%   (5.86)% to (4.20)%
  2014                                 2,342,261   1.68 to 2.13        4,919,650     1.99%      1.20% to 2.20%    9.39% to 11.32%

PUTNAM VT GROWTH OPP CL IB
  2018                                 3,768,270   2.09 to 2.88       10,782,941     0.00%      1.20% to 2.45%    (0.61)% to 2.07%
  2017                                 2,427,185   2.09 to 2.85        6,823,296     0.11%      1.20% to 2.45%    27.11% to 30.51%
  2016 (h)                             1,738,684   1.64 to 2.20        3,760,565     1.28%      1.20% to 2.45%    (0.39)% to 1.97%
  2015                                 3,328,112   1.64 to 2.17        7,143,855     1.49%      1.20% to 2.45%   (8.84)% to (7.23)%
  2014                                 3,971,247   1.79 to 2.34        9,206,811     0.43%      1.20% to 2.45%     6.53% to 8.41%

PUTNAM VT INTER EQ CL IB
  2018                                 1,463,026   0.83 to 1.74        2,383,655     1.41%      1.20% to 2.30%  (21.48)% to (20.08)%
  2017                                 1,581,531   1.62 to 2.18        3,234,571     2.28%      1.20% to 2.30%    22.91% to 25.07%
  2016                                 2,012,426   1.31 to 1.74        3,312,339     3.24%      1.20% to 2.30%   (5.28)% to (3.61)%
  2015                                 2,056,174   0.77 to 1.81        3,508,668     1.21%      1.20% to 2.70%   (2.77)% to (1.05)%
  2014                                 2,266,583   0.79 to 1.83        3,917,834     0.96%      1.20% to 2.70%   (9.49)% to (7.89)%

PUTNAM VT SUS LEADERS FD CL IB
  2018                                   520,231   2.06 to 3.30        1,657,498     0.00%      1.20% to 2.10%   (4.41)% to (2.71)%
  2017                                   626,557   2.47 to 3.39        2,061,657     0.81%      1.20% to 2.10%    25.48% to 27.69%
  2016                                   444,447   1.95 to 2.66        1,131,891     0.71%      1.20% to 2.10%     4.66% to 6.51%
  2015                                 1,608,779   1.85 to 2.49        3,963,044     0.48%      1.20% to 2.10%   (3.19)% to (1.48)%
  2014                                 1,449,087   1.90 to 2.53        3,625,258     0.13%      1.20% to 2.10%    10.19% to 12.14%

SFT CORE BOND CL 2
  2018                               141,776,677   1.07 to 5.52      230,974,237     0.00%      0.15% to 2.70%   (3.74)% to (0.99)%
  2017                               122,739,561   1.11 to 5.58      201,040,540     0.00%      0.15% to 2.70%     1.65% to 4.53%
  2016                               122,831,832   1.09 to 5.34      195,670,933     0.00%      0.15% to 2.70%     1.34% to 4.21%
  2015                               124,618,248   1.07 to 5.12      193,255,265     0.00%      0.15% to 2.70%    (2.76)% to 0.01%
  2014                               122,294,915   1.10 to 5.12      193,902,325     0.00%      0.15% to 2.70%     3.20% to 6.13%

SFT DYNAMIC MGD VOL
  2018                               306,014,932   1.23 to 1.31      399,766,113     0.00%      1.20% to 2.30%   (5.74)% to (3.19)%
  2017                               264,099,934   1.27 to 1.36      359,634,207     0.00%      1.20% to 2.70%    14.52% to 17.59%
  2016                               233,842,351   1.12 to 1.17      273,245,709     0.00%      1.20% to 2.45%     5.62% to 8.12%
  2015                               187,165,507   1.05 to 1.09      203,486,820     0.00%      1.20% to 2.45%   (6.06)% to (4.40)%
  2014                               115,228,324   1.11 to 1.14      131,044,394     0.00%      1.20% to 2.45%     4.98% to 6.83%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
SFT GOVT MONEY MARKET
  2018                                29,490,449   0.81 to 2.37       32,338,192     1.20%      0.15% to 2.45%    (1.78)% to 1.03%
  2017                                23,754,702   0.82 to 2.35       26,102,416     0.12%      0.15% to 2.45%   (2.77)% to (0.02)%
  2016                                31,148,458   0.83 to 2.35       34,125,303     0.00%      0.15% to 2.50%   (2.85)% to (0.11)%
  2015                                33,415,889   0.85 to 2.35       36,958,618     0.00%      0.15% to 2.50%   (2.91)% to (0.15)%
  2014                                33,036,365   0.85 to 2.36       38,132,876     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%

SFT INDEX 400 MC CL 2
  2018                                16,394,080   1.62 to 5.64       65,184,715     0.00%      0.15% to 2.70%  (14.17)% to (11.71)%
  2017                                18,394,450   1.88 to 6.39       82,763,344     0.00%      0.15% to 2.70%    12.26% to 15.44%
  2016                                21,859,046   1.63 to 5.54       84,752,467     0.00%      0.15% to 2.95%    16.56% to 19.86%
  2015                                20,505,012   1.40 to 4.62       67,076,129     0.00%      0.15% to 2.95%   (5.46)% to (2.78)%
  2014                                22,733,438   1.48 to 4.75       76,637,719     0.00%      0.15% to 2.95%     6.06% to 9.07%

SFT INDEX 500 CL 2
  2018                                43,766,555   1.78 to 12.56     197,088,437     0.00%      0.15% to 2.25%   (7.58)% to (4.94)%
  2017                                47,963,283   1.66 to 13.21     226,207,756     0.00%      0.15% to 2.70%    17.72% to 21.05%
  2016                                48,749,748   1.41 to 10.91     193,515,964     0.00%      0.15% to 2.70%    8.21% to 11.27%
  2015                                47,932,896   1.30 to 9.81      175,837,831     0.00%      0.15% to 2.70%    (2.00)% to 0.78%
  2014                                48,755,932   1.32 to 9.73      181,518,328     0.00%      0.15% to 2.70%    9.84% to 12.96%

SFT INTL BOND CL 2
  2018                                45,280,035   1.26 to 2.80       77,716,877     0.00%      0.15% to 2.70%    (1.75)% to 1.06%
  2017                                47,387,202   1.28 to 2.77       81,162,393     0.00%      0.15% to 2.70%    (1.81)% to 0.97%
  2016                                48,755,543   1.29 to 2.75       83,587,130     0.00%      0.15% to 2.70%     0.11% to 2.94%
  2015                                50,751,879   1.29 to 2.67       85,334,680     0.00%      0.15% to 2.70%   (6.95)% to (4.31)%
  2014                                51,586,760   1.38 to 2.79       91,906,893     0.00%      0.15% to 2.70%    (1.25)% to 1.55%

SFT IVY GROWTH
  2018                                46,338,202   1.70 to 9.94      176,518,806     0.00%      0.15% to 2.70%    (0.78)% to 2.05%
  2017                                55,249,424   1.69 to 9.85      204,971,656     0.00%      0.15% to 2.70%    25.47% to 29.02%
  2016                                64,780,044   1.33 to 7.72      185,798,724     0.00%      0.15% to 2.95%    (2.02)% to 0.75%
  2015                                72,750,220   1.33 to 7.75      209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
  2014                                82,944,079   1.27 to 7.35      224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
  2018                                13,476,008   1.83 to 6.27       47,577,022     0.00%      0.15% to 2.45%   (6.74)% to (4.08)%
  2017                                14,741,542   1.93 to 6.53       54,659,481     0.00%      0.15% to 2.45%    21.67% to 25.11%
  2016 (e)                            16,470,052   1.56 to 5.22       48,962,203     0.00%      0.12% to 2.47%    17.62% to 20.95%
  2015 (f)                            17,985,407   1.18 to 4.32       44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
  2014 (g)                            19,748,439   1.25 to 4.48       51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT MGD VOL EQUITY
  2018                               261,972,880   1.08 to 1.11      290,923,571     0.00%      1.20% to 2.10%   (7.71)% to (5.21)%
  2017                               216,662,904   1.15 to 1.18      256,150,263     0.00%      1.20% to 2.35%    12.96% to 15.99%
  2016                               172,000,300   1.02 to 1.03      176,901,584     0.00%      1.20% to 2.35%     1.14% to 3.54%
  2015 (b)                             5,365,851       1.00            5,362,137     0.00%      1.20% to 1.85%     0.29% to 0.50%

SFT REAL ESTATE CL 2
  2018                                17,207,071   1.28 to 5.08       64,244,975     0.00%      0.15% to 2.70%   (8.17)% to (5.54)%
  2017                                19,017,328   1.39 to 5.38       76,088,379     0.00%      0.15% to 2.70%     2.32% to 5.21%
  2016                                20,015,378   1.36 to 5.12       77,047,525     0.00%      0.15% to 2.70%     1.38% to 4.24%
  2015                                21,016,292   1.34 to 4.91       78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
  2014                                22,888,172   1.31 to 4.68       82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%

SFT T. ROWE PRICE VALUE
  2018                                35,997,308   1.39 to 2.88      103,266,141     0.00%      1.20% to 2.70%  (12.44)% to (10.07)%
  2017                                40,399,908   1.58 to 3.23      130,064,067     0.00%      1.20% to 2.70%    15.17% to 18.26%
  2016 (e)                            45,936,152   1.34 to 2.76      126,204,702     0.00%      1.19% to 2.94%    7.45% to 10.00%
  2015 (f)                            50,885,068   1.25 to 2.52      127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
  2014 (g)                            56,265,717   1.31 to 2.60      146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

SFT WELLINGTON CORE EQUITY CL 2
  2018 (c)                            13,854,273   1.75 to 3.50       44,148,623     0.00%    (0.06)% to 2.29%   (5.00)% to (2.29)%
  2017 (d)                            15,900,926   1.82 to 3.63       52,653,099     0.00%    (0.01)% to 2.34%    17.78% to 21.12%
  2016 (e)                            18,660,987   1.52 to 3.02       51,509,908     0.00%      0.01% to 2.36%     1.96% to 4.85%
  2015 (f)                            22,768,665   1.32 to 2.92       60,807,646     0.00%    (0.07)% to 2.48%    (1.99)% to 0.80%
  2014 (g)                            25,068,962   1.34 to 2.92       66,977,999     0.00%      0.03% to 2.58%    9.46% to 11.53%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
TOPS MGD RISK BAL ETF CL 2
  2018                                16,868,738   1.02 to 1.11       18,783,848     1.65%      1.20% to 2.45%   (8.78)% to (6.32)%
  2017                                18,538,227   1.12 to 1.20       22,235,479     1.48%      1.20% to 2.45%    7.38% to 10.25%
  2016                                21,479,806   1.04 to 1.10       23,578,557     1.31%      1.20% to 2.45%     3.15% to 5.59%
  2015                                20,050,518   1.00 to 1.05       20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
  2014                                20,422,030   1.07 to 1.11       22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%

TOPS MGD RISK FLEX ETF
  2018                               117,428,356   0.98 to 1.03      121,175,002     1.19%      1.20% to 2.15%   (9.19)% to (6.73)%
  2017                               109,558,806   1.09 to 1.12      122,319,467     1.06%      1.20% to 1.85%    8.02% to 10.91%
  2016                                92,840,617   0.98 to 1.02       94,299,344     0.78%      1.20% to 2.15%     2.30% to 4.73%
  2015                                68,860,931   0.96 to 0.98       67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
  2014                                34,958,247   1.03 to 1.04       36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%

TOPS MGD RISK GROWTH ETF CL 2
  2018                                65,725,907   1.09 to 1.14       75,237,263     1.51%      1.20% to 2.00%  (11.39)% to (9.00)%
  2017                                68,252,439   1.21 to 1.27       86,636,462     1.56%      1.20% to 2.00%    14.25% to 17.31%
  2016                                73,438,956   1.04 to 1.09       80,182,907     1.62%      1.20% to 2.25%     2.51% to 4.94%
  2015                                85,478,285   1.01 to 1.05       89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
  2014                                84,977,795   1.13 to 1.17       99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%

TOPS MGD RISK MOD GRO ETF CL 2
  2018                                19,867,112   1.09 to 1.15       22,909,039     1.58%      1.20% to 2.10%   (9.93)% to (7.50)%
  2017                                21,726,938   1.20 to 1.26       27,330,150     1.61%      1.20% to 2.10%    10.55% to 13.51%
  2016                                22,464,972   1.06 to 1.12       25,120,472     1.47%      1.20% to 2.25%     3.23% to 5.68%
  2015                                26,689,496   1.02 to 1.06       28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
  2014                                29,123,275   1.12 to 1.15       33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.
(c) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.
(d) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(e) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(f) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(g) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(h) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                         STATUTORY FINANCIAL STATEMENTS
                       AND FINANCIAL STATEMENT SCHEDULES

                               DECEMBER 31, 2018

[KPMG LOGO]

                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

          KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                              [KPMG LLP SIGNATURE]

Minneapolis, Minnesota
April 2, 2019

                        MINNESOTA LIFE INSURANCE COMPANY
  STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                           DECEMBER 31, 2018 AND 2017
                                 (IN THOUSANDS)

                                                                                    2018               2017
                                                                              -----------------  -----------------
ADMITTED ASSETS
Bonds                                                                         $     15,520,081   $     14,289,488
Common stocks                                                                          395,121            403,038
Mortgage loans, net                                                                  3,614,864          3,006,051
Derivative instruments                                                                 149,598            495,476
Other invested assets                                                                  910,649            882,425
Policy loans                                                                           519,511            465,444
Investments in affiliated companies                                                    360,809            337,611
Cash, cash equivalents and short-term investments                                       61,518            186,804
                                                                              -----------------  -----------------
  Total invested assets                                                             21,532,151         20,066,337

Premiums deferred and uncollected                                                      341,311            379,937
Current income tax recoverable                                                          26,072                 --
Deferred income taxes                                                                  137,213            147,238
Other assets                                                                           310,416            355,386
                                                                              -----------------  -----------------
  Total assets, excluding separate accounts                                         22,347,163         20,948,898

Separate account assets                                                             24,172,223         25,484,738
                                                                              -----------------  -----------------
         Total assets                                                         $     46,519,386   $     46,433,636
                                                                              =================  =================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
  Policy reserves:
    Life insurance                                                            $      9,936,193   $      8,751,354
    Annuities and other fund deposits                                                7,062,574          6,241,000
    Accident and health                                                                149,202            127,636
  Policy claims in process of settlement                                               440,905            428,263
  Dividends payable to policyholders                                                    40,489             44,251
  Other policy liabilities                                                           1,557,398          1,597,925
  Asset valuation reserve                                                              162,111            254,301
  Current income tax liability                                                              --             19,778
  Accrued commissions and expenses                                                     104,347            111,131
  Other liabilities                                                                     79,222            376,724
                                                                              -----------------  -----------------
    Total liabilities, excluding separate accounts                                  19,532,441         17,952,363

  Separate account liabilities                                                      24,137,978         25,421,348
                                                                              -----------------  -----------------
    Total liabilities                                                               43,670,419         43,373,711
                                                                              -----------------  -----------------

Capital and surplus:
  Common stock, $1 par value, 5,000,000 shares authorized, issued and
    outstanding                                                                          5,000              5,000
  Additional paid in capital                                                           216,540            196,534
  Surplus notes                                                                        118,000            118,000
  Unassigned surplus                                                                 2,509,427          2,740,391
                                                                              -----------------  -----------------
    Total capital and surplus                                                        2,848,967          3,059,925
                                                                              -----------------  -----------------
         Total liabilities and capital and surplus                            $     46,519,386   $     46,433,636
                                                                              =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
           STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
STATEMENTS OF OPERATIONS
Revenues:
  Premiums                                                 $      3,716,312   $      3,511,204   $      3,396,091
  Annuity considerations                                          3,830,326          4,075,441          2,843,110
  Net investment income                                             792,410            748,445            704,765
  Investment management, administration and contract
    guarantee fees                                                  275,707            266,159            252,164
  Other income                                                      166,259            157,584            120,065
                                                           -----------------  -----------------  -----------------
    Total revenues                                                8,781,014          8,758,833          7,316,195
                                                           -----------------  -----------------  -----------------

Benefits and expenses:
  Policyholder benefits                                           5,372,746          4,968,449          4,639,273
  Increase in policy reserves                                     2,028,067          2,590,124          1,053,685
  General insurance expenses and taxes                              373,762            334,853            310,894
  Salaries and wages                                                193,743            183,849            177,720
  Group service and administration fees                              59,849             88,596             75,092
  Commissions                                                       501,200            451,688            454,405
  Separate account transfers, net                                   318,521             81,934            343,448
                                                           -----------------  -----------------  -----------------
    Total benefits and expenses                                   8,847,888          8,699,493          7,054,517
                                                           -----------------  -----------------  -----------------

    Gain (loss) from operations before dividends,
      federal income taxes and net realized capital
      gains (losses)                                                (66,874)            59,340            261,678

Dividends to policyholders                                           42,378             47,337             49,603
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before federal income
      taxes and net realized capital gains (losses)                (109,252)            12,003            212,075

Federal income taxes incurred                                         2,442              4,275             61,828
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before net realized
      capital gains (losses)                                       (111,694)             7,728            150,247

Net realized capital gains (losses), net of transfers to
  interest maintenance reserve and federal income taxes             186,420            270,210            (67,924)
                                                           -----------------  -----------------  -----------------
    Net income                                             $         74,726   $        277,938   $         82,323
                                                           =================  =================  =================

STATEMENTS OF CAPITAL AND SURPLUS

Capital and surplus, beginning of year                     $      3,059,925   $      2,971,602   $      2,766,405
Net income                                                           74,726            277,938             82,323
Net change in unrealized capital gains and losses                  (257,804)           (23,099)            94,751
Net change in deferred income tax                                    34,167            (82,922)            47,397
Change in asset valuation reserve                                    92,190             18,421            (51,004)
Net change in separate account surplus                                  461              7,349              3,636
Dividends to stockholder                                             (9,647)          (188,705)            (2,000)
Change in unauthorized reinsurance                                   (2,208)             4,300             (1,588)
Change in non-admitted assets                                      (166,428)            51,077             20,645
Change in reserves due to change in valuation basis                      --                 --             10,546
Capital contribution                                                 20,006             17,841                 --
Other, net                                                            3,579              6,123                491
                                                           -----------------  -----------------  -----------------
Capital and surplus, end of year                           $      2,848,967   $      3,059,925   $      2,971,602
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOW
                  YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
CASH FLOW FROM OPERATING ACTIVITIES
Revenues:
  Premiums and annuity considerations                      $      7,971,586   $      7,578,903   $      6,908,917
  Net investment income                                             782,614            733,467            675,764
                                                           -----------------  -----------------  -----------------
    Total receipts                                                8,754,200          8,312,370          7,584,681
                                                           -----------------  -----------------  -----------------

Benefits and expenses paid:
  Policyholder benefits                                           5,313,921          4,971,796          4,631,338
  Dividends to policyholders                                         46,140             50,646             56,340
  Commissions and expenses                                        1,141,411          1,046,570          1,025,628
  Separate account transfer, net                                    302,939             66,857            367,264
  Federal income taxes                                               53,751             98,331             53,644
                                                           -----------------  -----------------  -----------------
    Total payments                                                6,858,162          6,234,200          6,134,214
                                                           -----------------  -----------------  -----------------

      Cash provided from operations                               1,896,038          2,078,170          1,450,467
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid:
  Bonds                                                           3,719,165          4,052,868          4,164,867
  Common stocks                                                     220,412            260,437            263,237
  Mortgage loans                                                    383,096            364,837            363,402
  Derivative instruments                                            477,497            433,108            193,443
  Other invested assets                                             138,775            372,202            106,631
Separate account redemptions                                         25,114             25,297             24,390
                                                           -----------------  -----------------  -----------------
                                                                  4,964,059          5,508,749          5,115,970
                                                           -----------------  -----------------  -----------------

Cost of investments acquired:
  Bonds                                                           5,031,445          5,834,744          5,165,789
  Common stocks                                                     201,086            206,439            300,061
  Mortgage loans                                                    997,476            832,982            776,220
  Derivative instruments                                            400,800            303,079            264,884
  Other invested assets                                             119,920            159,519            106,310
Separate account investments                                            435             30,231             15,444
Securities in transit, net                                          (13,317)            (3,727)            35,412
Other provided, net                                                  50,660             50,138             15,798
                                                           -----------------  -----------------  -----------------
                                                                  6,788,505          7,413,405          6,679,918
                                                           -----------------  -----------------  -----------------

      Cash applied to investing                                  (1,824,446)        (1,904,656)        (1,563,948)
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES

Borrowed money, net                                                (225,000)           (30,000)           100,000
Net deposits on deposit-type contract funds                          18,504            (10,892)           161,232
Dividend paid to stockholder                                             --           (185,142)                --
Contributed capital                                                  11,500                 --                 --
Other cash applied                                                   (1,882)             3,104            (19,569)
                                                           -----------------  -----------------  -----------------

      Cash (applied to) provided from financing                    (196,878)          (222,930)           241,663
                                                           -----------------  -----------------  -----------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS

Net change in cash, cash equivalents and short-term
  investments                                                      (125,286)           (49,416)           128,182
Beginning of the year                                               186,804            236,220            108,038
                                                           -----------------  -----------------  -----------------
  End of the year                                          $         61,518   $        186,804   $        236,220
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                        DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which operates in the United States, generally offers the following types of products:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies.

     The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC (PFC). The transaction closed effective March 31, 2017 and resulted in a $187,325 realized capital gain before income taxes and $(173,325) change in unrealized capital gains and losses, which net with taxes had an immaterial impact to capital and surplus.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

     The more significant differences, of which the aggregate effects are material are as follows:

     - Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

     - Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

     - Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

     - Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through equity.

     - Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or available-for-sale securities, which were reported at fair value through stockholder's equity.

     - Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

     - Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

     - Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

     - Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

     - In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

     - Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

     - Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

     - Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

     - The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

     - Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

     - The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

     - Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

     - The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners' Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners' Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

     - Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

     - A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

     - Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

     - The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

     - Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

     - The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

     - GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

     The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

     NEW ACCOUNTING PRONOUNCEMENTS

     In March 2018, the NAIC adopted revisions to SSAP No. 102, Pensions, to remove the disclosure requirement for the reconciliation of plan assets classified as Level 3 in the fair value hierarchy. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in the removal of disclosures in note 12.

     In March 2018, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to exclude cash equivalents, derivatives and short-term investments with credit assessments equivalent to an NAIC 1 or NAIC 2 designation from the wash sale disclosure requirements. The revisions also clarify that the wash sale disclosure should be captured in the financial statements for the reporting period in which the investment was sold. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in additional disclosures in note 5.

     PERMITTED PRACTICE

     The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

     REVENUES AND EXPENSES

     Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment
     (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

     Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $32,503 and $35,668 at December 31, 2018 and 2017, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

     Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

     For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

     The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2018 and 2017, the Company sold, redeemed or otherwise disposed 43 and 56 CUSIPs, respectively, as a result of a callable feature which generated investment income of $7,186 and $10,419, respectively, from prepayment penalties and acceleration fees.

     Preferred stocks are carried at cost less any OTTI adjustments and were classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

     Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.52% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79%.

     The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $46,230 and $42,631 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

     The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value.

     Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,413 and $7,144 as of December 31, 2018 and 2017, respectively.

     Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $(5,056) and $(11,197) at December 31, 2018 and 2017, respectively.

     Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $8,610 and $8,040, respectively.

     Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DERIVATIVE INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, life time income guarantees on fixed index annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

     Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

     For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

     For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES (CONTINUED)

     The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SEPARATE ACCOUNTS

     Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $34,245 and $63,390 at December 31, 2018 and 2017, respectively.

     Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2018 and 2017, the CARVM and CRVM allowances were $(299,538) and $(315,246), respectively.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $45,516 and $39,472 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $12,183, $14,418 and $15,628 for the years ended December 31, 2018, 2017 and 2016, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $405,011 and $238,583 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

     REINSURANCE

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICY RESERVES

     Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $1,109,986 and $857,944, respectively.

     Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

     For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $8,822,745 and $7,044,862, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation.

     Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

     During 2016, the Company recorded a change in valuation basis related to certain reserves on universal life products in which certain policies included secondary guarantees. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $10,546 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus.

     LIABILITY FOR ACCIDENT AND HEALTH LOSSES AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business in-force was $2,197,301 and $2,171,785, respectively. As a percentage of total life insurance in force, participating business in-force represents 0.2% at both December 31, 2018 and 2017.

     For 2018, 2017 and 2016, premiums under individual and group life participating policies were $41,963, $41,073 and $40,285, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $7,249, $7,694, and 7,983, respectively, to policyholders and did not allocate any additional income to such policyholders.

     FEDERAL INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life Insurance Company and its subsidiaries. Minnesota Life's subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

     The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES

     The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)  RISKS

     The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

        - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
        - Investment-related risks such as those related to valuation, impairment, and concentration.
        - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
        - Acquisition, disposition, or other structural change related risks.
        - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

     The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds, actively-traded U.S. and international common stocks, investments in mutual funds with quoted market prices, certain separate account assets and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain separate account assets and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain non-exchange traded common stocks and certain separate account assets.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2018:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,321   $            --   $            --   $       379,321
       Derivative instruments                        4,184           108,953                --           113,137
       Cash equivalents                            133,771                --                --           133,771
       Separate account assets                   4,656,252        19,510,926             5,045        24,172,223
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,173,528   $    19,619,879   $         5,045   $    24,798,452
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $        27,595   $            --   $        27,608
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $        27,595   $            --   $        27,608
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2017:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,038   $            --   $            --   $       379,038
       Derivative instruments                        3,438           460,298                --           463,736
       Cash equivalents                            256,714                --                --           256,714
       Separate account assets                   4,904,223        20,579,629               886        25,484,738
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,543,413   $    21,039,927   $           886   $    26,584,226
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $       109,402   $            --   $       109,415
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $       109,402   $            --   $       109,415
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     COMMON STOCKS

     The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. Short-term investments include highly rated commercial paper.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases and sales.

     The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         2,780   $           (399)  $             --   $             2,381
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         2,780   $           (399)  $             --   $             2,381
                                 ================  =================  ================  ====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         1,178   $           (404)  $             --   $               774
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         1,178   $           (404)  $             --   $               774
                                 ================  =================  ================  ====================

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

     At December 31, 2018 and 2017, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                               CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                           ------------- ------------- ------------- ------------- ------------- -------------
     Bonds:
       U.S. government securities          $    481,109  $    469,314  $    481,109  $         --  $         --  $         --
       Agencies not backed by the full
         faith and credit of the U.S.
         government                             825,679       818,015            --       825,679            --            --
       Foreign government securities             44,239        43,444            --        44,239            --            --
       Corporate securities                  10,168,156    10,402,409         4,438     8,500,275     1,663,443            --
       Asset-backed securities                  564,306       567,660            --       525,772        38,534            --
       Commercial mortgage-backed
         securities (CMBS)                    1,524,427     1,538,202            --     1,524,427            --            --
       Residential mortgage-backed
         securities (RMBS)                    1,719,241     1,681,037            --     1,719,237             4            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total bonds                         15,327,157    15,520,081       485,547    13,139,629     1,701,981            --
     Common stock                               379,321       395,121       379,321            --            --        15,800
     Preferred stock                             46,760        49,406        14,671        32,089            --            --
     Mortgage loans                           3,556,569     3,614,864            --            --     3,556,569            --
     Derivative instruments:
       TBA derivative instruments                36,901        36,461            --        36,901            --            --
       Other derivative instruments             113,137       113,137         4,184       108,953            --            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total derivative instruments           150,038       149,598         4,184       145,854            --            --
     Policy loans                               626,852       519,511            --            --       626,852            --
     Short-term investments                       8,607         8,610         1,099         7,508            --            --
     Cash equivalents                           134,271       134,271       133,771           500            --            --
     Surplus notes                               71,978        78,703            --        71,978            --            --
     Separate account assets                 24,172,223    24,172,223     4,656,252    19,510,926         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total financial assets            $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447  $     15,800
                                           ============= ============= ============= ============= ============= =============

     Deferred annuities                    $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454  $         --
     Other fund deposits                      2,264,506     2,283,239            --            --     2,264,506            --
     Supplementary contracts without life
       contingencies                            133,431       133,431            --            --       133,431            --
     Annuity certain contracts                  106,884       107,007            --            --       106,884            --
     Borrowed money                              25,781        25,000            --            --        25,781            --
     Derivative liabilities(1)                   27,608        27,608            13        27,595            --            --
     Separate account liabilities            16,126,782    16,126,782     4,656,252    11,465,485         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
       Total financial liabilities         $ 20,760,446  $ 20,834,367  $  4,656,265  $ 11,493,080  $  4,611,101  $         --
                                           ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                 CARRYING VALUE     INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        15,800         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                                CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                            ------------- ------------- ------------- ------------- ------------- -------------
      Bonds:
        U.S. government securities          $    406,949  $    392,348  $    406,949  $         --  $         --  $         --
        Agencies not backed by the full
          faith and credit of the U.S.
          government                             766,625       735,192            --       766,625            --            --
        Foreign government securities             35,977        32,921            --        35,977            --            --
        Corporate securities                   9,585,912     9,114,503         4,329     8,291,088     1,290,495            --
        Asset-backed securities                  578,391       564,626            --       526,393        51,998            --
        CMBS                                   1,564,545     1,542,907            --     1,564,545            --            --
        RMBS                                   1,993,079     1,906,991            --     1,993,074             5            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total bonds                         14,931,478    14,289,488       411,278    13,177,702     1,342,498            --
      Common stock                               379,038       403,038       379,038            --            --        24,000
      Preferred stock                             92,284        88,688        15,739        76,545            --            --
      Mortgage loans                           3,009,176     3,006,051            --            --     3,009,176            --
      Derivative instruments:
        TBA derivative instruments                31,714        31,740            --        31,714            --            --
        Other derivative instruments             463,736       463,736         3,438       460,298            --            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total derivative instruments           495,450       495,476         3,438       492,012            --            --
      Policy loans                               561,845       465,444            --            --       561,845            --
      Short-term investments                       8,037         8,040         5,877         2,160            --            --
      Cash equivalents                           275,534       275,534       275,534            --            --            --
      Separate account assets                 25,484,738    25,484,738     4,904,223    20,579,629           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total financial assets            $ 45,237,580  $ 44,516,497  $  5,995,127  $ 34,328,048  $  4,914,405  $     24,000
                                            ============= ============= ============= ============= ============= =============

      Deferred annuities                    $  1,824,786  $  1,831,947  $         --  $         --  $  1,824,786  $         --
      Other fund deposits                      2,183,873     2,197,565            --            --     2,183,873            --
      Supplementary contracts without life
        contingencies                            133,494       133,494            --            --       133,494            --
      Annuity certain contracts                   98,823        95,364            --            --        98,823            --
      Borrowed money                             370,360       370,000            --            --       370,360            --
      Derivative liabilities(1)                  109,415       106,415            13       109,402            --            --
      Separate account liabilities            16,731,642    16,731,642     4,904,223    11,826,533           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
        Total financial liabilities         $ 21,452,393  $ 24,466,427  $  4,904,236  $ 11,935,935  $  4,612,222  $         --
                                            ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2017:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                  CARRYING VALUE    INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        24,000         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

     Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

     When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

     For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)  INVESTMENTS

     BONDS AND COMMON STOCKS

     The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

     The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,650,755 and $1,864,729 agency backed RMBS and $30,282 and $42,261 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018, the Company had total direct subprime mortgage exposure of $119 with a fair value in excess of the carrying value of $114. As of December 31, 2017, the Company had total direct subprime mortgage exposure of $260 with a fair value in excess of carrying value of $220. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017 and 2016.

     The Company's asset-backed securities portfolio consists- of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                GROSS             GROSS
                                                           ADMITTED          UNREALIZED        UNREALIZED            FAIR
     DECEMBER 31, 2018                                    ASSET VALUE           GAINS            LOSSES              VALUE
     ------------------------------------------------  ----------------   ----------------  ----------------   ----------------
     U.S. government securities                        $       469,314    $        12,154   $           359    $       481,109
     Agencies not backed by the full faith and
       credit of the U.S. government                           818,015             15,071             7,407            825,679
     Foreign government securities                              43,444              1,869             1,074             44,239
     Corporate securities                                   10,402,409             98,957           333,210         10,168,156
     Asset-backed securities                                   567,660              5,299             8,653            564,306
     CMBS                                                    1,538,202              8,246            22,021          1,524,427
     RMBS                                                    1,681,037             48,587            10,383          1,719,241
                                                       ----------------   ----------------  ----------------   ----------------
       Total                                           $    15,520,081    $       190,183   $       383,107    $    15,327,157
                                                       ================   ================  ================   ================

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                               GROSS              GROSS
                                                           ADMITTED         UNREALIZED         UNREALIZED           FAIR
     DECEMBER 31, 2017                                    ASSET VALUE          GAINS             LOSSES             VALUE
     ------------------------------------------------  ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       392,348   $        14,896    $           295   $       406,949
     Agencies not backed by the full faith and
       credit of the U.S. government                           735,192            32,203                770           766,625
     Foreign government securities                              32,921             3,057                  1            35,977
     Corporate securities                                    9,114,503           487,107             15,698         9,585,912
     Asset-backed securities                                   564,626            15,078              1,313           578,391
     CMBS                                                    1,542,907            26,123              4,485         1,564,545
     RMBS                                                    1,906,991            87,914              1,826         1,993,079
                                                       ----------------  ----------------   ----------------  ----------------
       Total                                           $    14,289,488   $       666,378    $        24,388   $    14,931,478
                                                       ================  ================   ================  ================

     The amortized cost and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              ADMITTED              FAIR
                                                                                             ASSET VALUE           VALUE
                                                                                         ------------------  -----------------
     Due in one year or less                                                             $         205,408   $        207,334
     Due after one year through five years                                                       2,453,905          2,487,408
     Due after five years through ten years                                                      3,843,245          3,769,030
     Due after ten years                                                                         5,230,624          5,055,411
                                                                                         ------------------  -----------------
                                                                                                11,733,182         11,519,183
     Asset-backed and mortgage-backed securities                                                 3,786,899          3,807,974
                                                                                         ------------------  -----------------
       Total                                                                             $      15,520,081   $     15,327,157
                                                                                         ==================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                             AMORTIZED          UNREALIZED        SECURITY
                                                          FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       148,447   $       148,500    $            53                 7
     Agencies not backed by the full faith and
       credit of the U.S. government                           206,407           210,316              3,909                43
     Foreign securities                                            119               126                  7                 1
     Corporate securities                                    5,396,088         5,663,116            267,028             1,051
     Asset-backed securities                                   205,859           209,647              3,788                46
     CMBS                                                      723,884           735,025             11,141                50
     RMBS                                                      439,275           445,371              6,096                73

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,978   $         7,284    $           306                 8
     Agencies not backed by the full faith and
       credit of the U.S. government                            68,353            71,851              3,498                29
     Foreign securities                                          9,186            10,253              1,067                 1
     Corporate securities                                      804,263           870,445             66,182               167
     Asset-backed securities                                   155,957           160,822              4,865                52
     CMBS                                                      335,991           346,871             10,880                46
     RMBS                                                      133,156           137,443              4,287                56

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $        11,032   $        11,123    $            91                18
     Agencies not backed by the full faith and
       credit of the U.S. government                            52,394            52,678                284                21
     Foreign securities                                            217               218                  1                 1
     Corporate securities                                      585,249           591,188              5,939               165
     Asset-backed securities                                   150,389           151,147                758                57
     CMBS                                                      287,214           288,543              1,329                21
     RMBS                                                      183,768           184,649                881                29

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows (Continued):

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,338   $         6,542    $           204                 6
     Agencies not backed by the full faith and
       credit of the U.S. government                            24,452            24,938                486                 8
     Corporate securities                                      479,308           489,067              9,759                84
     Asset-backed securities                                    52,880            53,435                555                21
     CMBS                                                      199,669           202,825              3,156                31
     RMBS                                                       62,052            62,997                945                37

     For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better).

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 98.2% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     At December 31, 2018 and 2017, bonds with a carrying value of $8,026 and $7,984, respectively, were on deposit with various regulatory authorities as required by law.

     The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $395,121 and $403,038 as of December 31, 2018 and 2017, respectively.

     The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $       139,932   $       155,648    $        15,716               119
     December 31, 2017                                          38,135            40,840              2,705                42

                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $         1,028   $         1,754    $           726                 3
     December 31, 2017                                           5,311             6,443              1,132                10

     Common stocks with unrealized losses at December 31, 2018 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,614,864 and $3,006,051 at December 31, 2018 and 2017, respectively.

     All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $196,774 and $146,700 were sold during 2018 and 2017, respectively.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                 2018              2017
                                           ----------------  ----------------
       Industrial                          $     1,131,328   $       964,348
       Office buildings                            564,110           472,882
       Retail facilities                           965,565           725,566
       Apartment                                   636,072           571,227
       Other                                       317,789           272,028
                                           ----------------  ----------------
         Total                             $     3,614,864   $     3,006,051
                                           ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                              2018               2017              2016
                                                        ----------------   ----------------  ----------------
       Balance at beginning of year                     $           204    $         1,700   $         1,485
         Addition to (reduction in) allowance                        (4)            (1,496)              215
                                                        ----------------   ----------------  ----------------
       Balance at end of year                           $           200    $           204   $         1,700
                                                        ================   ================  ================

     As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     As of December 31, 2018 and 2017, there were no nonperforming loans.

     There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. There were two restructured loans with a total carrying value of $1,426 in the office buildings class at December 31, 2017. For the years ended December 31, 2018, 2017 and 2016, the Company recognized total interest income of $73, $74 and $389, respectively, and recognized $73, $74 and $389, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2018. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2018.

     Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

     The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:


                                                                           2018               2017
                                                                     ----------------  -----------------
       Number of loans contributed to wholly-owned subsidiaries                    1                  --

       Carrying value of mortgage loans upon contribution            $         5,573   $              --
       Loss recognized upon contribution                                          --                  --

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location
     - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2018                    DECEMBER 31, 2017
                                                      -----------------------------------  -----------------------------------
                                                           CARRYING           PERCENT           CARRYING           PERCENT
                                                            VALUE            OF TOTAL            VALUE            OF TOTAL
                                                      -----------------  ----------------  -----------------  ----------------
       Alternative investments:
         Private equity funds                         $        436,727              64.2%  $        411,013              64.2%
         Mezzanine debt funds                                  243,014              35.8%           228,495              35.7%
         Hedge funds                                                --               0.0%               276               0.1%
                                                      -----------------  ----------------  -----------------  ----------------
           Total alternative investments              $        679,741             100.0%  $        639,784             100.0%
                                                      =================  ================  =================  ================

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       617,612    $       571,081   $       541,286
       Common stocks - unaffiliated                                                13,537             16,138            13,063
       Mortgage loans                                                             142,129            125,803           115,965
       Policy loans                                                                28,151             26,941            25,965
       Short-term investments                                                       3,858              1,457               532
       Derivative instruments                                                       2,426              5,501             8,194
       Other invested assets                                                       62,944             56,252            45,398
                                                                          ----------------   ----------------  ----------------
                                                                                  870,657            803,173           750,403
       Capitalization (amortization) of IMR                                        (4,702)              (886)            1,155
       Investment expenses                                                        (73,545)           (53,842)          (46,793)
                                                                          ----------------   ----------------  ----------------
           Total                                                          $       792,410    $       748,445   $       704,765
                                                                          ================   ================  ================

     Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $2, $49 and $61 in 2018, 2017 and 2016, respectively, and was excluded from net investment income.

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                               2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       (52,496)   $        23,504   $        15,122
       Common stocks - unaffiliated                                                 6,752             18,990             4,086
       Foreign currency exchange                                                     (361)            (3,437)             (626)
       Derivative instruments                                                     137,093            146,476           (92,651)
       Other invested assets                                                       57,376            209,166            26,560
                                                                          ----------------   ----------------  ----------------
                                                                                  148,364            394,699           (47,506)
       Amount transferred to (from) the IMR, net of taxes                          43,515            (16,474)           (8,134)
       Income tax benefit (expense)                                                (5,459)          (108,015)          (12,284)
                                                                          ----------------   ----------------  ----------------
         Total                                                            $       186,420    $       270,210   $       (67,924)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET REALIZED CAPITAL GAINS (LOSSES) (CONTINUED)

     Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                       2018               2017              2016
                                                 ----------------   ----------------  ----------------
       Bonds:
         Gross realized gains                    $        17,070    $        49,294   $        46,426
         Gross realized losses                           (67,192)           (18,705)          (30,103)
       Common stocks:
         Gross realized gains                    $        18,383    $        30,265   $        19,587
         Gross realized losses                           (11,504)           (10,444)          (14,921)

     Proceeds from the sales of bonds amounted to $3,026,974, $3,094,951, and $3,242,161 for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company recognized the following wash sales with a NAIC designation of 3 or below, or unrated for the year ended December 31, 2018:

                                                                CARRY VALUE          COST OF
                                               NUMBER OF       OF SECURITIES       SECURITIES
                                             TRANSACTIONS          SOLD            REPURCHASED          GAIN
                                           ----------------  ----------------   ----------------  ----------------
       Common stocks                                   425   $        12,403    $        12,330   $           173

     OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                 2018               2017              2016
                                                            ----------------   ----------------  ----------------
       Bonds:
         U.S. government securities                         $           523    $           709   $           654
         Corporate securities                                         1,849              6,003               529
         Asset-backed securities                                         --                321                --
         RMBS                                                             2                 12                18
       Common stocks                                                    127                831               577
       Other invested assets                                          4,232             13,597             6,641
                                                            ----------------   ----------------  ----------------
           Total other-than-temporary impairments           $         6,733    $        21,833   $         8,419
                                                            ================   ================  ================

     In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016. The remaining OTTI recorded in 2018, 2017and 2016 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

     The following table summarizes loan-backed and structured securities held by the Company at December 31, 2018 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2018:

                                                                                                                    DATE OF
                                BOOK / ADJUSTED       PRESENT                                                      FINANCIAL
                                 CARRYING VALUE       VALUE OF                      AMORTIZED                      STATEMENT
                                 AMORTIZED COST      PROJECTED      RECOGNIZED     COST AFTER    FAIR VALUE AT       WHERE
     CUSIP                        BEFORE OTTI        CASH FLOWS        OTTI           OTTI       TIME OF OTTI       REPORTED
     -----------------------  -------------------  -------------  -------------- -------------- --------------  ---------------
     999A51525                $            4,714   $      4,661   $          53  $       4,661  $       4,661     06/30/2018
     999A51525                             4,444          4,348              96          4,348          4,378     09/30/2018
     999A51525                             3,866          3,790              76          3,790          3,790     12/31/2018
     073914C27                             1,000            621             379            621            621     12/31/2018
     073914C35                             2,872          1,735           1,137          1,735          1,735     12/31/2018

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

                                                          2018              2017               2016
                                                    ----------------  ----------------  -----------------
       Bonds                                        $           (14)  $         3,466   $            553
       Common stocks - unaffiliated                         (41,375)           17,926             15,191
       Common stocks - affiliated                             3,668             6,872                649
       Other invested assets                                 25,195          (127,769)            23,998
       Derivative instruments                              (309,115)           79,055            105,274
       Other                                                 (6,467)           (4,797)            (6,858)
       Deferred tax asset                                    70,304             2,148            (44,056)
                                                    ----------------  ----------------  -----------------
          Total                                     $      (257,804)  $       (23,099)  $         94,751
                                                    ================  ================  =================

     Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                         2018              2017
                                                                    ----------------  ----------------
       Cost                                                         $       369,777   $       336,319
       Gross unrealized gains                                                41,786            70,556
       Gross unrealized losses                                              (16,442)           (3,837)
                                                                    ----------------  ----------------
         Admitted asset value                                       $       395,121   $       403,038
                                                                    ================  ================

(6)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows.

     Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)


                        MINNESOTA LIFE INSURANCE COMPANY

              NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
                                 (IN THOUSANDS)

(6)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                             DECEMBER 31, 2018                        DECEMBER 31, 2017
                                                   ---------------------------------------- ----------------------------------------
                                                                         FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                                   ------------------------                  -----------------------
     UNDERLYING RISK                                 NOTIONAL                   LIABILITIES    NOTIONAL                  LIABILITIES
     EXPOSURE               INSTRUMENT TYPE           AMOUNT         ASSETS         (1)         AMOUNT        ASSETS         (1)
     ---------------- --------------------------   -------------   ----------  ------------ -------------   ----------  ------------

     Interest rate    Interest rate swaps          $     293,500   $   13,079  $      2,356 $     411,500   $   24,951  $         53
                      Interest rate swaptions          3,624,000          610            --     2,908,000        4,493            --
                      Interest rate futures              354,000            5             5       366,550           10            10
                      Interest rate caps                      --           --            --       100,000           --            --
                      TBAs                                36,840       36,901            --        31,045       31,714            --
     Equity market    Equity futures                     479,052            5             5       418,431            3             3
                      Equity options                  11,864,791       99,438        25,242     9,833,025      434,278       109,349
                                                   -------------   ----------  ------------ -------------   ----------  ------------
        Total derivatives                          $  16,652,183   $  150,038  $     27,608 $  14,068,551   $  495,449  $    109,415
                                                   =============   ==========  ============ =============   ==========  ============

--------
     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

      The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

      Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

      The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

      Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

      Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

      Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

      Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                        DECEMBER 31, 2018
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)                INCOME           GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             1,288   $             2,585  $           (13,565)
        Interest rate swaptions                                                (3,863)                   --                  808
        Interest rate futures                                                  (2,923)                   --                1,136
        Interest rate caps                                                         --                  (159)                 159
        TBAs                                                                      (79)                   --                   --
        Foreign currency forwards                                                 (15)                   --                   --
        Equity futures                                                         (8,611)                   --               13,529
        Equity options                                                        151,296                    --             (311,182)
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           137,093   $             2,426  $          (309,115)
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2017
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $               613   $             5,861  $            (3,287)
        Interest rate swaptions                                                (1,541)                   --               (1,668)
        Interest rate futures                                                   4,572                    --                  944
        Interest rate caps                                                         --                  (414)                 366
        TBAs                                                                     (102)                   --                   --
        Foreign currency swaps                                                  3,786                    54               (4,457)
        Foreign currency forwards                                               1,794                    --                   --
        Equity futures                                                        (38,683)                   --                1,777
        Equity options                                                        176,037                    --               85,380
                                                                  --------------------  -------------------- -------------------
          Total gains recognized from derivatives                 $           146,476   $             5,501  $            79,055
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2016
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             6,251   $             8,057  $            (3,971)
        Interest rate swaptions                                                   773                    --                 (611)
        Interest rate futures                                                  (3,633)                   --               (1,556)
        Interest rate caps                                                         --                  (415)                 300
        TBAs                                                                      642                    --                   --
        Foreign currency swaps                                                    (19)                  552                 (559)
        Foreign currency forwards                                                   1                    --                 (721)
        Equity futures                                                        (41,771)                   --               (3,723)
        Equity options                                                        (54,895)                   --              116,115
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           (92,651)  $             8,194  $           105,274
                                                                  ====================  ==================== ===================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $78,543 and $360,247 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $35,580 and $26,322 at December 31, 2018 and 2017, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)   SEPARATE ACCOUNTS

      Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.

      The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

      Information regarding the separate accounts of the Company was as follows:

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Premiums, considerations or deposits for
        year ended December 31, 2018              $        158,523   $             --   $      2,973,341   $      3,131,864
                                                  =================  =================  =================  =================

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 For
        accounts with assets at:
          Fair value                              $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

      Information regarding the separate accounts of the Company was as follows (Continued):

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 By withdrawal
        characteristics:
          With fair value adjustment               $       558,722   $          2,506   $             --   $        561,228
          At fair value                                     26,012                 --         23,221,762         23,247,774
          Not subject to discretionary withdrawal           16,322                 --             13,115             29,437
                                                  -----------------  -----------------  -----------------  -----------------
           Total                                  $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

      The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

      Reconciliation of net transfer to (from) separate accounts:

                                                                                                                       2018
                                                                                                                  ----------------
         Transfers as reported in the summary of operations of the Annual Statement of the Separate
           Accounts:
             Transfers to separate accounts                                                                       $     3,131,864
             Transfers from separate accounts                                                                          (2,805,413)
                                                                                                                  ----------------
               Net transfers to (from) separate accounts                                                                  326,451

         Reconciling adjustments:
           Investment expenses and other activity not included in transfers out in Annual Statement of the
             Separate Accounts                                                                                           (174,612)
           Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  275,708
           Fees associated with charges for investment management and contract guarantees                                (109,026)
                                                                                                                  ----------------
             Total reconciling adjustments                                                                                 (7,930)
                                                                                                                  ----------------
               Total transfers reported in the statutory statements of operations                                 $       318,521
                                                                                                                  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES

      Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                      2018                   2017                    2016
                                                              ---------------------   --------------------   ---------------------
         Provision computed at statutory rate                 $              8,213    $           142,346    $             57,599
         IMR amortization                                                      987                    310                    (404)
         Dividends received deduction                                      (21,686)               (24,957)                (28,301)
         Tax credits                                                        (7,903)                (6,698)                 (5,560)
         Sale of subsidiary                                                     --                (64,700)                     --
         Policyholder liabilities                                           (2,133)                    --                      --
         Non-admitted assets                                                (3,080)                17,824                     795
         Tax Cuts and Jobs Act of 2017 adjustment                               --                130,263                      --
         Expense adjustments and other                                        (233)                (1,258)                   (388)
                                                              ---------------------   --------------------   ---------------------
           Total tax                                          $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

         Federal income taxes incurred                        $              2,442    $             4,275    $             61,828
         Tax on capital losses/gains                                         5,459                108,015                  12,283
         Change in net deferred income taxes                               (33,736)                80,840                 (50,370)
                                                              ---------------------   --------------------   ---------------------
           Total statutory income taxes                       $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

      The components of incurred income tax expense for the years ended December 31 were as follows:

                                                                        2018                   2017                    2016
                                                             ---------------------   --------------------   ---------------------
         Tax on income                                       $             16,278    $            12,208    $             67,216
         Tax credits                                                       (7,903)                (6,698)                 (5,560)
         Tax on capital losses/gains                                        5,459                108,015                  12,283
         Other taxes                                                       (5,933)                (1,235)                    172
                                                             ---------------------   --------------------   ---------------------
           Total incurred income tax expense                 $              7,901    $           112,290    $             74,111
                                                             =====================   ====================   =====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2018                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          408,277   $           18,748   $          427,025
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            294,732               18,748              313,480
        Deferred tax liabilities                                           (130,038)             (46,229)            (176,267)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          164,694   $          (27,481)  $          137,213
                                                                 ===================  ===================  ===================

        DECEMBER 31, 2017                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          307,006   $           44,247   $          351,253
        Deferred tax assets non-admitted                                         --                   --                   --
                                                                 -------------------  -------------------  -------------------
                                                                            307,006               44,247              351,253
        Deferred tax liabilities                                           (127,143)             (76,872)            (204,015)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          179,863   $          (32,625)  $          147,238
                                                                 ===================  ===================  ===================

                                                                       CHANGE               CHANGE               CHANGE
                                                                      ORDINARY              CAPITAL               TOTAL
                                                                 -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          101,271   $          (25,499)  $           75,772
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            (12,274)             (25,499)             (37,773)
        Deferred tax liabilities                                             (2,895)              30,643               27,748
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          (15,169)  $            5,144   $          (10,025)
                                                                 ==================  ===================  ===================

      The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

        DECEMBER 31, 2018                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------  --------------
        Federal income taxes paid in prior years recoverable through loss
          carrybacks                                                             $          --  $      10,303   $      10,303
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                  126,391            519         126,910
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                  168,341          7,926         176,267
                                                                                 -------------- --------------  --------------
            Deferred tax assets admitted                                         $     294,732  $      18,748   $     313,480
                                                                                 ============== ==============  ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        DECEMBER 31, 2017                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------- --------------
        Federal income taxes paid in prior years recoverable through loss        $           -- $        38,406 $       38,406
          carrybacks
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                   109,045              --        109,045
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                   197,961           5,841        203,802
                                                                                 -------------- --------------- --------------
            Deferred tax assets admitted                                         $      307,006 $        44,247 $      351,253
                                                                                 ============== =============== ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $429,711.

      The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                            2018                  2017
                                                                                      -----------------    ------------------
       Ratio percentage                                                                             917%                1012%
       Capital and surplus used                                                       $       2,664,636    $       2,860,843

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The availability of tax planning strategies resulted in an increase of the Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

      The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 1% as of December 31, 2017 of which all was capital for tax purposes.

      The Company did not use any reinsurance tax planning strategies.

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                 2018              2017
                                                                                           -----------------  -----------------
         Deferred tax assets:
          Ordinary:
           Policyholder liabilities                                                        $        146,038   $        106,842
           Investments                                                                               40,837                 --
           Deferred acquisition costs                                                               170,997            151,887
           Pension and postretirement benefits                                                       13,238             13,584
           Non-admitted assets                                                                       28,393             25,313
           Other                                                                                      8,774              9,380
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax assets                                                     408,277            307,006
         Non-admitted ordinary deferred tax assets                                                 (113,545)                --
                                                                                           -----------------  -----------------
               Admitted ordinary deferred tax asset                                                 294,732            307,006
         Capital:
           Investments                                                                               15,395             43,358
           Net unrealized capital losses                                                              3,353                889
                                                                                           -----------------  -----------------
             Gross capital deferred tax assets                                                       18,748             44,247
         Non-admitted capital deferred tax assets                                                        --                 --
                                                                                           -----------------  -----------------
         Admitted capital deferred tax asset                                                         18,748             44,247
                                                                                           -----------------  -----------------
               Admitted deferred tax assets                                                         313,480            351,253

         Deferred tax liabilities:
         Ordinary:
           Investments                                                                                8,991              7,983
           Fixed assets                                                                               6,992              5,885
           Deferred and uncollected premium                                                          30,311             30,630
           Policyholder liabilities                                                                  55,993             62,198
           Computer software                                                                          9,557              8,289
           Other                                                                                     18,194             12,158
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax liabilities                                                130,038            127,143
         Capital:
           Investments                                                                                  162              2,513
           Net unrealized capital gains                                                              46,067             74,359
                                                                                           -----------------  -----------------
             Gross capital deferred tax liabilities                                                  46,229             76,872
                                                                                           -----------------  -----------------
               Gross deferred tax liabilities                                                       176,267            204,015
                                                                                           -----------------  -----------------
                 Net deferred tax asset                                                    $        137,213   $        147,238
                                                                                           =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

      The change in net deferred income taxes is comprised of the following:

                                                                           2018                2017               CHANGE
                                                                     ------------------  ------------------  ------------------

         Total deferred tax assets                                   $         427,025   $         351,253   $          75,772
         Total deferred tax liabilities                                       (176,267)           (204,015)             27,748
                                                                     ------------------  ------------------  ------------------
         Change in net deferred income tax                           $         250,758   $         147,238             103,520
                                                                     ==================  ==================
         Tax effect of deferred tax asset / deferred tax
           liability on unrealized capital gains (losses)                                                              (70,304)
         Tax effect of deferred tax asset on liability for
           pension benefits                                                                                                951
                                                                                                             ------------------
         Change in net deferred tax as reported in surplus                                                              34,167
         Tax effect of deferred tax asset on statutory goodwill                                                           (431)
                                                                                                             ------------------
         Change in net deferred income tax asset                                                             $          33,736
                                                                                                             ==================

      As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $61,537 are available for recovery in the event of future net losses.

      The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.

      A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                               2018                2017
                                                                                         ------------------  ------------------
         Balance at beginning of year                                                    $           4,221   $           4,067
         Additions based on tax positions related to current year                                      216               1,118
         Additions (reductions) for tax positions of prior years                                      (833)               (964)
                                                                                         ------------------  ------------------
           Balance at end of year                                                        $           3,604   $           4,221
                                                                                         ==================  ==================

      Included in the balance of unrecognized tax benefits at December 31, 2018 are potential benefits of $3,604 that, if recognized, would affect the effective tax rate on income from operations.

      As of December 31, 2018, accrued interest and penalties of $169 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $30 is recognized as a current income tax benefit on the statutory statements of operations.

      At December 31, 2018, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

      On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The NAIC's Statement of Statutory Accounting Principle No. 101--Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC's Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act(INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

      The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted DTAs for the year ended December 31, 2017.

      A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immmaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

      The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

      All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018 and an amended 2016 tax return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016 or 2017 consolidated tax returns.

(9)   RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $27,095, $25,034 and $22,011 in 2018, 2017 and
      2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $11,624 and $10,606, respectively.

      The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,152, $1,200 and $1,157 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also recognized commission expense of $95,955, $93,911 and $104,747 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized commissions payable to SFS in the amounts of $1,943 and $2,223 for the years as of December 31, 2018 and 2017, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2018 and 2017, the amounts transferred were $16,577 and $15,872, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2018 and 2017, the amount payable to the Company was $16,428 and $34,648, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2018, 2017 and 2016 were $116,194, $130,322 and
     $121,768, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2018, 2017 and 2016 was $2,605, $18,730 and $21,620, respectively, and the amount payable to SFG at December 31, 2018 and 2017 was $5,706 and $13,432, respectively. Settlements are made quarterly.

     Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property Management, Inc. See Note 16 for related details.

     The Company has two group variable universal life policies with SFG. The Company received premiums of $8,640, $7,664 and $7,664 in 2018, 2017 and 2016, respectively, for these policies. The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017 and 2016. As of December 31, 2018 and 2017, reserves held under these policies were $71,518 and $66,076, respectively.

     Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,844, $11,412 and $10,992 in 2018, 2017 and
     2016, respectively.

     CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,514, $3,828 and $4,477 in 2018, 2017 and 2016, respectively.

     The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations. For the years ended December 31, 2018, 2017 and 2016, the amount of interest income recognized was $2,562 and $2,584, respectively.

     The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2018, 2017 and 2016, the Company recognized $5,128, $5,521 and $3,300, respectively of income from conversions. The amount receivable from Securian Life at December 31, 2018 and 2017 was $4,383 and $1,799, respectively. These amounts are settled quarterly.

     The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,860, $10,277 and $10,798 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2018, 2017 and 2016, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2018 and 2017 was $(3,314) and $1,198, respectively. Depending on Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

     The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2018, 2017 and 2016, the Company sold $40,200, $24,000 and $9,000, respectively, of mortgage loans to Securian Life.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                    2018              2017
                                                                                             ----------------  ----------------
         Admitted assets:
           Premiums deferred and uncollected                                                 $       103,648   $       104,095
                                                                                             ----------------  ----------------
             Total assets                                                                    $       103,648   $       104,095
                                                                                             ================  ================

         Liabilities
           Policy reserves:
             Life insurance                                                                  $        60,283   $        44,876
             Accident and health                                                                       1,031               796
           Policy claims in process of settlement                                                    164,107           137,399
           Other policy liabilities                                                                      127               107
           Accrued commissions and expenses                                                            8,471             8,514
                                                                                             ----------------  ----------------
               Total liabilities                                                             $       234,019   $       191,692
                                                                                             ================  ================

     For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
      Revenues:
        Premiums                                                          $       637,616    $       564,737   $       399,280
                                                                          ----------------   ----------------  ----------------
          Total revenues                                                          637,616            564,737           399,280

      Benefits and expenses:
        Policyholder benefits                                                     562,402            483,995           384,807
        Commission expense                                                         56,184             49,780            35,528
                                                                          ----------------   ----------------  ----------------
          Total benefits and expenses                                             618,586            533,775           420,335
                                                                          ----------------   ----------------  ----------------
            Net income (loss)                                             $        19,030    $        30,962   $       (21,055)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
     EXPENSES

     Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
         Balance at January 1                                             $        613,399   $       550,728   $       566,182
           Less: reinsurance recoverable                                           526,764           469,933           481,986
                                                                          -----------------  ----------------  ----------------
         Net balance at January 1                                                   86,635            80,795            84,196
         Incurred related to:
           Current year                                                            119,526            96,215            95,840
           Prior years                                                               7,564             6,307             5,861
                                                                          -----------------  ----------------  ----------------
         Total incurred                                                            127,090           102,522           101,701
                                                                          -----------------  ----------------  ----------------
         Paid related to:
           Current year                                                             51,180            49,196            53,470
           Prior years                                                              54,879            47,486            51,632
                                                                          -----------------  ----------------  ----------------
         Total paid                                                                106,059            96,682           105,102
                                                                          -----------------  ----------------  ----------------
         Net balance at December 31                                                107,666            86,635            80,795
           Plus: reinsurance recoverable                                           493,136           526,764           469,933
                                                                          -----------------  ----------------  ----------------
         Balance at December 31                                           $        600,802   $       613,399   $       550,728
                                                                          =================  ================  ================

     The liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $2,766 and $2,103, respectively, and is included in the table above.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased $7,564, $6,307, $5,861 in 2018, 2017 and 2016, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

     The Company incurred $5,222 and paid $4,559 of claim adjustment expenses in the current year, of which $1,416 of the paid amount was attributable to insured and covered events of prior years.

(11) BUSINESS COMBINATIONS AND GOODWILL

     Aggregate goodwill related to acquisitions made in prior years was $37,325 and $43,709 as of December 31, 2018 and 2017, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,384, $6,400 and $6,617 for the year ended December 31, 2018, 2017 and 2016, respectively.

(12) PENSION PLANS AND OTHER RETIREMENT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                  PENSION BENEFITS                     OTHER BENEFITS
                                                        -----------------------------------  ----------------------------------
                                                              2018               2017              2018              2017
                                                        ----------------  -----------------  ----------------  ----------------
         Change in benefit obligation:
         Benefit obligation at beginning of year        $        48,093   $         45,521   $         4,951   $         5,181
         Service cost                                                --                 --               172               193
         Interest cost                                            1,982              1,969               169               195
         Actuarial loss (gain)                                   (4,112)             3,246              (343)             (423)
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Benefit obligation at end of year              $        43,688   $         48,093   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Change in plan assets:
         Fair value of plan assets at beginning of
           year                                         $        45,519   $         43,949   $            --   $            --
         Actual return on plan assets                             1,608              1,563                --                --
         Employer contribution                                    2,282              2,650               456               195
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Fair value of plan assets at end of year       $        47,134   $         45,519   $            --   $            --
                                                        ================  =================  ================  ================
         Funded status                                  $         3,446   $         (2,574)  $        (4,493)  $        (4,951)

         Assets:
         Prepaid plans assets                           $         9,592   $             --   $            --   $            --
         Overfunded plan assets                                  (6,146)                --                --                --
                                                        ----------------  -----------------  ----------------  ----------------
           Total assets                                           3,446                 --                --                --
         Liabilities recognized:
         Accrued benefit costs                                       --             (8,442)            8,729             9,527
         Liability for benefits                                      --             11,016            (4,236)           (4,576)
                                                        ----------------  -----------------  ----------------  ----------------
           Total liabilities recognized                 $            --   $          2,574   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Unrecognized liabilities                       $        (3,446)  $         11,016   $        (4,236)  $        (4,576)

         Weighted average assumptions used to
           determine benefit obligations:
         Discount rate                                             4.34%              3.66%             4.34%             3.66%
         Rate of compensation increase                               --                 --                --                --

         Weighted average assumptions used to
           determine net periodic benefit costs:
         Expected long-term return on plan assets                  3.75%              4.00%               --                --
         Discount rate                                             3.66%              3.82%             3.66%             3.82%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                                         PENSION BENEFITS                 OTHER BENEFITS
                                                                  ------------------------------  ------------------------------
                                                                       2018            2017            2018            2017
                                                                  --------------  --------------  -------------   --------------
         Components of net periodic benefit costs:
         Service cost                                             $          --   $          --   $        172    $         193
         Interest cost                                                    1,982           1,969            169              195
         Expected return on plan assets                                  (1,707)         (1,758)            --               --
         Amount of prior service cost recognized                             --              --           (478)            (151)
         Amount of recognized actuarial loss (gain)                         857             449           (205)            (167)
                                                                  --------------  --------------  -------------   --------------
             Net periodic benefit cost                            $       1,132   $         660   $       (342)   $          70
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus recognized as components
           of net periodic benefit costs:
         Items not yet recognized as a component of net
           periodic benefit cost - prior year                     $      11,016   $       8,024   $     (4,576)   $      (4,471)
         Net prior service (cost) credit recognized                          --              --            478              151
         Net (gain) loss arising during the period                       (4,013)          3,441           (343)            (423)
         Net gain (loss) recognized                                        (857)           (449)           205              167
                                                                  --------------  --------------  -------------   --------------
           Items not yet recognized as a component of net
             periodic benefit cost - current year                 $       6,146   $      11,016   $     (4,236)   $      (4,576)
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus expected to be
           recognized in the next fiscal year as components of
           net periodic benefit cost:
         Net prior service cost (credit)                          $          --   $          --   $       (478)   $        (478)
         Net recognized (gains) losses                                      205             887           (202)            (204)

         Amounts in unassigned surplus that have not yet been
           recognized as components of net periodic benefit
           cost:
         Net prior service cost (credit)                          $          --   $          --   $     (1,561)   $      (2,039)
         Net recognized (gains) losses                                    6,146          11,016         (2,675)          (2,537)

         Accumulated benefit obligation                           $      43,688   $      48,093   $      4,493    $       4,951

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company updated its assumptions as of December 31, 2018 and December 31, 2017 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

     Estimated future benefit payments for pension and other postretirement benefits:

                                                             PENSION            OTHER
                                                            BENEFITS          BENEFITS
                                                        ----------------  ----------------
         2019                                           $         2,600   $           283
         2020                                                     2,562               291
         2021                                                     2,588               298
         2022                                                     2,666               313
         2023                                                     2,812               316
         2024 - 2028                                             14,012             1,517

     For measurement purposes, a 6.90% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018. The rate was assumed to decrease gradually to 4.40% for 2074 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2018 and 2017. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2018 by $28 and the estimated service cost and interest cost components of net periodic benefit costs for 2018 by $2. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2018 by $25 and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 2018 by $2.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December 31, 2018 and 2017. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities recorded on the statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets for identical or similar assets and liabilities.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value:

           DECEMBER 31, 2018                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        47,134   $        47,134

           DECEMBER 31, 2017                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        45,519   $        45,519

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     PROFIT SHARING PLANS

     The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2018, 2017 and 2016 of $1,351, $1,426 and $1,493, respectively.

(13) CAPITAL AND SURPLUS AND DIVIDENDS

     During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647. During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of common stock in the amount of $2,000 during the year ended December 31, 2016.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by Minnesota Life Insurance Company without prior regulatory approval is $284,897.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(13) CAPITAL AND SURPLUS AND DIVIDENDS (CONTINUED)

     For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507. During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the year ended December 31, 2016, there were no capital contributions from SFG to the Company.

     Other than noted above, there are no restrictions placed on the Company's unassigned surplus, including for whom the surplus is being held.

     The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(14) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $1,443,151 and $1,401,358, respectively.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
           Direct premiums and annuity considerations                     $      7,617,352   $     7,734,636   $     6,498,672
           Reinsurance assumed                                                     662,543           589,467           421,054
           Reinsurance ceded                                                      (733,257)         (737,458)         (680,525)
                                                                          -----------------  ----------------  ----------------
             Total premiums and annuity considerations                    $      7,546,638   $     7,586,645   $     6,239,201
                                                                          =================  ================  ================

     The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 which is included in the reinsurance assumed information above.

     Reinsurance recoveries on ceded reinsurance contracts were $569,139, $529,556 and $587,481 during 2018, 2017 and 2016, respectively.

     For the years ended December 31, 2018, 2017 and 2016, net goodwill amortization on reinsurance transactions was $0.

     As of December 31, 2018, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

         COMPANY REPRESENTATIVE                                                                REINSURER
         ----------------------------------------------------------  ------------------------------------------------------------
         Agent of the Company                                        Argent Reinsurance, LTD
         Agent of the Company                                        Futural Life Insurance Company
         Agent of the Company                                        WFI Reinsurance, LTD
         Agent of the Company                                        Atlantic Security Life Insurance Company, LTD
         Administrative representative of the Company                Southwest Business Corporation

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(15) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2018 and 2017, these securities were reported at $36,901 and $31,714, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $432,373 as of December 31, 2018. The Company estimates that $173,000 of these commitments will be invested in 2019, with the remaining $259,373 invested over the next four years.

     As of December 31, 2018, the Company had committed to originate mortgage loans totaling $250,875 but had not completed the originations.

     As of December 31, 2018, the Company had committed to purchase bonds totaling $76,640 but had not completed the purchase transactions.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2018 and 2017, the assets held in trust were $567,327 and $559,417, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2018 and 2017, this liability was $996 and $941, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,847 and $3,897 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(16) LEASES

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 and 2016 was $7,499 and $8,416, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2019, $1,444; 2020, $1,248; 2021, $900; 2022, $687; 2023,
     $523. Income from these leases was $3,754, $2,189 and $1,912 for the years ended December 31, 2018, 2017 and 2016, respectively and is reported in net investment income on the statutory statements of operations.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(17) BORROWED MONEY

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by RMBS bonds which are included in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded in net investment income on the statutory statements of operations.

     As of December 31, 2018 and 2017, the balance of the reverse repurchase agreements was $0 and $20,000, respectively. The Company pledged $0 and $19,987 of bonds as collateral as of December 31, 2018 and 2017, respectively. The accrued interest was $0 and $54, respectively, as of December 31, 2018 and 2017. The reverse repurchase agreements and accrued interest are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2018, the Company had entered into agreements with face amount and carrying value totaling $145,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2018 have a maturity of one and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 1.51% to 2.67% during 2018. The Company paid $5,364, $4,110 and $1,896 in interest in 2018, 2017 and 2016, respectively, and accrued interest of $781 and $360 at December 31, 2018 and 2017, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2018 and 2017, the maximum amount borrowed from the FHLB was $350,000 and $495,000, respectively.

     The Company pledged $919,901 of bonds as collateral for FHLB borrowings as of December 31, 2018. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $642,125 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during 2018 and 2017 was $925,924 and $875,742, respectively.

     As of December 31, 2018 and 2017, the Company held FHLB Class A membership stock of $10,000 and the FHLB activity stock of $5,800. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) SURPLUS NOTES

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2018 and 2017, the balance of the surplus notes was $118,000.

     The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2018 and 2017. The interest paid in 2018, 2017 and 2016 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2018 was $238,134. Interest is included in net investment income in the statutory statements of operations.

(19) RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

     The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $523,401 which represented 27.2% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(20) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     As of December 31, 2018:

                                                                                                   AMOUNT          % OF TOTAL
                                                                                             ----------------  ----------------
           Subject to discretionary withdrawal:
             With fair value adjustment                                                      $     2,943,629               9.9%
             At book value less surrender charge                                                     341,009               1.2%
             At fair value                                                                        20,468,328              69.0%
                                                                                             ----------------  ----------------
               Total with adjustment or at fair value                                             23,752,966              80.1%
             At book value without adjustment                                                      2,035,194               6.9%
           Not subject to discretionary withdrawal                                                 3,855,025              13.0%
                                                                                             ----------------  ----------------
             Total net annuity actuarial reserves and deposit fund liabilities               $    29,643,185             100.0%
                                                                                             ================  ================

     As of December 31, 2018:

                                                                                                                    AMOUNT
                                                                                                               ----------------
         Life and Accident and Health Annual Statement:
           Annuities                                                                                           $     6,866,381
           Supplementary contracts with life contingencies                                                               7,975
           Asset liability matching reserves                                                                           194,262
           Deposit-type contracts                                                                                    1,524,660
                                                                                                               ----------------
             Total reported on Life and Accident and Health Annual Statement                                         8,593,278
                                                                                                               ----------------
         Annual Statement of the Separate Accounts:
           Exhibit 3 line 0299999, column 2                                                                         21,049,907
                                                                                                               ----------------
             Total reported on the Annual Statement of the Separate Accounts                                        21,049,907
                                                                                                               ----------------
               Combined total                                                                                  $    29,643,185
                                                                                                               ================

(21) PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

                                                                                                                    NET OF
                                                                                                   GROSS            LOADING
                                                                                             ----------------  ----------------
           Ordinary new business                                                             $        10,044   $         4,532
           Ordinary renewal business                                                                  59,993           108,928
           Credit life                                                                                   105               105
           Group life                                                                                  1,534             1,434
                                                                                             ----------------  ----------------
             Subtotal                                                                                 71,676           114,999
               Portion of due and unpaid over 90 days                                                   (703)             (703)
               Premiums due and unpaid                                                               227,015           227,015
                                                                                             ----------------  ----------------
             Net admitted asset                                                              $       297,988   $       341,311
                                                                                             ================  ================

(22) SUBSEQUENT EVENTS

     Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                      SCHEDULE OF SELECTED FINANCIAL DATA
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Investment Income Earned:
  U.S. Government bonds                                                                       $        14,984
  Other bonds (unaffiliated)                                                                          602,628
  Bonds of affiliates                                                                                      --
  Preferred stocks (unaffiliated)                                                                       5,010
  Preferred stocks of affiliates                                                                           --
  Common stocks (unaffiliated)                                                                         13,537
  Common stocks of affiliates                                                                              --
  Mortgage loans                                                                                      142,129
  Real estate                                                                                          23,993
  Premium notes, policy loans and liens                                                                28,151
  Cash on hand and on deposit                                                                              --
  Short-term investments                                                                                3,858
  Other invested assets                                                                                 2,426
  Derivative instruments                                                                               30,513
  Aggregate write-ins for investment income                                                             3,428
                                                                                              ----------------
    Gross investment income                                                                   $       870,657
                                                                                              ================

Real Estate Owned - Book Value less Encumbrances                                              $        62,702

Mortgage Loans - Book Value:
  Farm mortgages                                                                              $            --
  Residential mortgages                                                                                    --
  Commercial mortgages                                                                              3,614,864
                                                                                              ----------------
    Total mortgage loans                                                                      $     3,614,864
                                                                                              ================

Mortgage Loans By Standing - Book Value:
  Good standing                                                                               $     3,613,473
  Good standing with restructured terms                                                       $         1,391
  Interest overdue more than 90 days, not in foreclosure                                      $            --
  Foreclosure in process                                                                      $            --

Other Long Term Assets - Statement Value                                                      $       765,922

Collateral Loans                                                                              $            --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

  Bonds                                                                                       $            --
  Preferred stocks                                                                            $            --
  Common stocks                                                                               $       360,809

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents  by  Class  and
  Maturity:
  Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents by
    Maturity - Statement Value:
    Due within one year or less                                                               $       538,350
    Over 1 year through 5 years                                                                     3,851,459
    Over 5 years through 10 years                                                                   5,659,104
    Over 10 years through 20 years                                                                  2,091,553
    Over 20 years                                                                                   3,384,287
    No maturity date                                                                                    4,438
                                                                                              ----------------
      Total by maturity                                                                       $    15,529,191
                                                                                              ================

  Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement
    Value:

    NAIC 1                                                                                    $     9,138,992
    NAIC 2                                                                                          5,799,731
    NAIC 3                                                                                            526,502
    NAIC 4                                                                                             60,493
    NAIC 5                                                                                              3,469
    NAIC 6                                                                                                  4
                                                                                              ----------------
        Total by NAIC designation                                                             $    15,529,191
                                                                                              ================

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded              $    11,942,022
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed             $     3,587,169

Preferred Stocks - Statement Value                                                            $        49,406
Common Stocks - Market Value                                                                  $       755,930
Short-Term Investments and Cash Equivalents - Book Value                                      $       142,881
Options, Caps & Floors Owned - Statement Value                                                $       100,048
Options, Caps & Floors Written and In Force - Statement Value                                 $       (25,242)
Collar, Swap & Forward Agreements Open - Statement Value                                      $        47,185
Futures Contracts Open - Current Value                                                        $            --
Cash on Deposit                                                                               $       (81,363)

Life Insurance In Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $    78,607,436
  Credit Life                                                                                 $     6,371,246
  Group Life                                                                                  $   492,608,673

Amount of Accidental Death Insurance In Force Under Ordinary Policies                         $        36,564

Life Insurance Policies with Disability Provisions in Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $       206,658
  Credit Life                                                                                 $        59,801
  Group Life                                                                                  $   280,727,776

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Supplementary Contracts in Force:
  Ordinary - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $       116,923
    Income Payable                                                                            $         6,601
  Ordinary - Involving Life Contingencies:
    Income Payable                                                                            $           340
  Group - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $         3,118
    Income Payable                                                                            $            --
  Group - Involving Life Contingencies:
    Income Payable                                                                            $            --

Annuities:
  Ordinary:
    Immediate - Amount of Income Payable                                                      $       105,360
    Deferred - Fully Paid - Account Balance                                                   $     1,464,754
    Deferred - Not Fully Paid - Account Balance                                               $     5,937,364
  Group:
    Immediate - Amount of Income Payable                                                      $       177,370
    Deferred - Fully Paid - Account Balance                                                   $            --
    Deferred - Not Fully Paid - Account Balance                                               $        12,695

Accident and Health Insurance - Premiums In Force:
  Ordinary                                                                                    $            --
  Group                                                                                       $       457,778
  Credit                                                                                      $        51,697

Deposit Funds and Dividend Accumulations:
  Deposit Funds - Account Balance                                                             $     1,338,369
  Dividend Accumulations - Account Balance                                                    $        66,161

Claim Payments:
  Group Accident and Health:
    2018                                                                                      $        38,400
    2017                                                                                      $        36,663
    2016                                                                                      $         3,714
    2015                                                                                      $         1,922
    2014                                                                                      $           112
    Prior                                                                                     $         1,229
  Other Accident and Health:
    2018                                                                                      $           170
    2017                                                                                      $             6
    2016                                                                                      $            --
    2015                                                                                      $            --
    2014                                                                                      $            --
    Prior                                                                                     $           477
  Other Coverages that use Developmental Methods to Calculate Claims Reserves:
    2018                                                                                      $         4,670
    2017                                                                                      $         6,034
    2016                                                                                      $         2,951
    2015                                                                                      $         1,679
    2014                                                                                      $           879
    Prior                                                                                     $           329

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

1.) Total admitted assets (excluding separate accounts):                                    $    22,347,163

2.) 10 Largest exposures to a single issuer/borrower/investment:

    ISSUER                                                                                       AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------------------  ----------------  ---------------
    FNMA - Loan Backed Securities                                                           $       848,036              3.8%
    FHLMC - Loan Backed Securities                                                          $       723,410              3.2%
    Securian Life Insurance Co                                                              $       360,809              1.6%
    Wells Fargo                                                                             $       244,340              1.1%
    Goldman Sachs                                                                           $       189,970              0.9%
    Morgan Stanley                                                                          $       138,465              0.6%
    JP Morgan                                                                               $       134,405              0.6%
    Morgan Stanley Bank of America Merrill Lynch Trust                                      $       128,833              0.6%
    Berkshire Hathaway                                                                      $       112,011              0.5%
    UBS Commercial Mortgage Trust                                                           $       111,915              0.5%

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:

    BONDS                                       AMOUNT        PERCENTAGE        STOCKS           AMOUNT         PERCENTAGE
    ---------------------------------------  --------------  --------------  -------------  ----------------  ---------------
    NAIC-1                                   $   9,138,992            40.9%  P/RP-1         $            --              0.0%
    NAIC-2                                   $   5,799,731            26.0%  P/RP-2         $        33,754              0.2%
    NAIC-3                                   $     526,502             2.4%  P/RP-3         $        13,256              0.1%
    NAIC-4                                   $      60,493             0.3%  P/RP-4         $         2,396              0.0%
    NAIC-5                                   $       3,469             0.0%  P/RP-5         $            --              0.0%
    NAIC-6                                   $           4             0.0%  P/RP-6         $            --              0.0%

4.) Assets held in foreign investments:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Total admitted assets held in foreign investments:                                      $     1,221,666              5.5%
    Foreign-currency denominated investments of:                                            $            --              0.0%
    Insurance liabilities denominated in that same foreign currency:                        $            --              0.0%

5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1                                                               $     1,189,753              5.3%
    Countries rated by NAIC-2                                                               $        15,521              0.1%
    Countries rated by NAIC-3 or below                                                      $        16,392              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        Australia                                                          $       301,341              1.3%
         Country:        United Kingdom                                                     $       255,401              1.1%
    Countries rated by NAIC-2
         Country:        Panama                                                             $         9,993              0.0%
         Country:        Mauritius                                                          $         4,156              0.0%
    Countries rated by NAIC-3 or below
         Country:        Barbados                                                           $         8,241              0.0%
         Country:        Guernsey                                                           $         8,151              0.0%

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
7.) Aggregate unhedged foreign currency exposure:                                           $        64,989              0.3%

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
     Countries rated by NAIC-1                                                              $        64,042              0.3%
     Countries rated by NAIC-2                                                              $           947              0.0%
     Countries rated by NAIC-3 or below                                                     $            --              0.0%

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        United Kingdom                                                     $        20,271              0.1%
         Country:        Sweden                                                             $         8,632              0.0%
    Countries rated by NAIC-2
         Country:        Italy                                                              $           947              0.0%
         Country:        None                                                               $            --              0.0%
    Countries rated by NAIC-3 or below
         Country:        None                                                               $            --              0.0%
         Country:        None                                                               $            --              0.0%

10.) 10 Largest non-sovereign foreign issues:

     ISSUER                                                                 NAIC RATING          AMOUNT         PERCENTAGE
     -------------------------------------------------------------------  ----------------  ----------------  ---------------
     Electricite de France                                                       1          $        55,059              0.2%
     Vodafone Group                                                              2          $        41,465              0.2%
     Takeda Pharmaceutical Co                                                    2          $        40,829              0.2%
     Daimler Finance                                                             1          $        39,973              0.2%
     TransGrid                                                                   2          $        35,000              0.2%
     Ausgrid                                                                     2          $        35,000              0.2%
     Nestle Holdings                                                             1          $        33,272              0.1%
     CSL Limited                                                                 1          $        30,000              0.1%
     Port of Melbourne                                                           2          $        30,000              0.1%
     SAP SE                                                                      1          $        27,500              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

11.) There were no admitted assets held in Canadian investments and unhedged
      Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.) Admitted assets held in the largest 10 equity interests:

     ISSUER                                                                                      AMOUNT         PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Securian Life Insurance Co                                                             $       360,809              1.6%
     Securian Asset Management Mutual Funds                                                 $        60,433              0.3%
     iShares Mutual Funds                                                                   $        59,415              0.3%
     Charles River Funds                                                                    $        26,813              0.1%
     Varde Funds                                                                            $        25,823              0.1%
     AEA Funds                                                                              $        25,362              0.1%
     Draper Fisher Jurvetson Funds                                                          $        23,139              0.1%
     Revolution Funds                                                                       $        18,248              0.1%
     Greyrock Capital Group Funds                                                           $        16,598              0.1%
     Falcon Funds                                                                           $        16,456              0.1%

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the Company's total admitted assets

15.) There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

                                                                     (Continued)
                                       59

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

16.) Admitted assets held in mortgage loans:

     10 Largest Annual Statement Schedule B aggregate mortgage interests:

     ISSUER                                                               TYPE                    AMOUNT        PERCENTAGE
     ---------------------------------------------------------  --------------------------  ----------------  ---------------
     Massry Portfolio                                           Commercial                  $        62,270              0.3%
     Meritex-Atlanta                                            Commercial                  $        43,250              0.2%
     Wilshire Union Shopping Center                             Commercial                  $        41,000              0.2%
     Towers Of Colonie Apartments                               Commercial                  $        39,328              0.2%
     Marshalls Plaza                                            Commercial                  $        32,000              0.1%
     Hubb Nyc Portfolio                                         Commercial                  $        27,500              0.1%
     Concord Ave Medical                                        Commercial                  $        23,800              0.1%
     West Market Plaza, West Market Plaza Land                  Commercial                  $        23,707              0.1%
     Kelsey II, Kelsey 1A1B, Aon 31st                           Commercial                  $        22,782              0.1%
     Wedge Hotel Portfolio                                      Commercial                  $        22,628              0.1%

     Admitted assets held in the following categories of mortgage loans:

     CATEGORY                                                                                   AMOUNT          PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Construction loans                                                                     $            --              0.0%
     Mortgage loans over 90 days past due                                                   $            --              0.0%
     Mortgage loans in the process of foreclosure                                           $            --              0.0%
     Mortgage loans foreclosed                                                              $            --              0.0%
     Restructured mortgage loans                                                            $         1,391              0.0%

17.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     LOAN-TO-VALUE               RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
     ---------------  ---------------------------------  ---------------------------------  ---------------------------------
     Above 95%        $            --              0.0%  $            --              0.0%  $            --              0.0%
     91% to 95%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     81% to 90%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     71% to 80%       $            --              0.0%  $        47,017              0.2%  $            --              0.0%
     below 70%        $            --              0.0%  $     3,567,847             16.0%  $            --              0.0%

18.) There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

19.) There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.) Total admitted assets subject to the following types of agreements:

                                                                                         AT END OF EACH QUARTER
                                                                               ---------------------------------------------
     AGREEMENT TYPE                                     AT YEAR END               1ST QTR         2ND QTR        3RD QTR
     -----------------------------------------  -----------------------------  --------------  --------------  -------------
     Securities lending                         $         --             0.0%  $          --   $          --   $         --
     Repurchase                                 $         --             0.0%  $          --   $          --   $         --
     Reverse repurchase                         $         --             0.0%  $          --   $          --   $         --
     Dollar repurchase                          $         --             0.0%  $          --   $          --   $         --
     Dollar reverse repurchase                  $         --             0.0%  $          --   $          --   $         --

21.) Warrants not attached to other financial instruments, options, caps, and floors:

                                                            OWNED                         WRITTEN
                                                -----------------------------  ------------------------------
     Hedging                                    $          --            0.0%  $          --             0.0%
     Income generation                          $          --            0.0%  $          --             0.0%
     Other                                      $          --            0.0%  $          --             0.0%

22.) Potential exposure for collars, swaps and forwards:

                                                                                             AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR         2ND QTR        3RD QTR
                                                -----------------------------  --------------  --------------  -------------
     Hedging                                    $      5,983             0.0%  $       5,801   $       5,556   $      7,057
     Income generation                          $         --             0.0%  $          --   $          --   $         --
     Replications                               $         --             0.0%  $          --   $          --   $         --
     Other                                      $         59             0.0%  $          43   $          56   $         51

23.) Potential exposure for future contracts:

                                                                                          AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR        2ND QTR         3RD QTR
                                                -----------------------------  --------------  -------------  --------------
     Hedging                                    $      26,170            0.1%  $      26,579   $     31,177   $      27,793
     Income generation                          $          --            0.0%  $          --   $         --   $          --
     Replications                               $          --            0.0%  $          --   $         --   $          --
     Other                                      $          --            0.0%  $          --   $         --   $          --

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Bonds
  US treasury securities                                           $       469,314         2.17%  $       469,314         2.18%
  US government agency obligations
    Issued by US government agencies                               $           679         0.00%  $           679         0.00%
    Issued by US government sponsored agencies                     $        12,266         0.06%  $        12,266         0.06%
  Foreign government                                               $        43,444         0.20%  $        43,444         0.20%
  Securities issued by states, territories and possessions and political subdivisions in the US State, territories and
    possessions general obligations                                $         3,018         0.01%  $         3,018         0.01%
    Political subdivisions of states, territories and
      possessions and political subdivisions general obligations   $        71,204         0.33%  $        71,204         0.33%
    Revenue and assessment obligations                             $       730,848         3.38%  $       730,848         3.39%
    Industrial development and similar obligations                 $            --         0.00%  $            --         0.00%
  Mortgage backed securities
    Pass-through securities
      Issued or guaranteed by GNMA                                 $        42,875         0.20%  $        42,875         0.20%
      Issued or guaranteed by FNMA and FHLMC                       $     1,092,128         5.05%  $     1,092,128         5.07%
      All other                                                    $            --         0.00%  $            --         0.00%
    CMOs and REMICs
      Issued or guaranteed by GNMA, FNMA, FHLMC or VA              $       530,702         2.45%  $       530,702         2.47%
      Issued by non-US Government issuers and collateralized by
        MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA        $            --         0.00%  $            --         0.00%
      All other                                                    $     1,553,534         7.18%  $     1,553,534         7.22%

Other debt and other fixed income securities
  Unaffiliated domestic securities                                 $     9,549,306        44.11%  $     9,549,306        44.35%
  Unaffiliated foreign securities                                  $     1,420,763         6.56%  $     1,420,763         6.60%
  Affiliated securities                                            $            --         0.00%  $            --         0.00%

Equity interests
  Investments in mutual funds                                      $       125,704         0.58%  $       125,704         0.58%
  Preferred stocks
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $        49,406         0.23%  $        49,406         0.23%
  Publicly traded equity securities
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $       253,617         1.17%  $       253,617         1.18%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Equity interests (continued)
  Other equity securities
      Affiliated                                                   $       360,819         1.67%  $       360,809         1.68%
      Unaffiliated                                                 $        15,800         0.07%  $        15,800         0.07%
  Other equity interests including tangible personal property under lease
      Affiliated                                                   $            --         0.00%  $            --         0.00%
      Unaffiliated                                                 $            --         0.00%  $            --         0.00%

Mortgage loans
  Construction and land development                                $            --         0.00%  $            --         0.00%
  Agricultural                                                     $            --         0.00%  $            --         0.00%
  Single family residential properties                             $            --         0.00%  $            --         0.00%
  Multifamily residential properties                               $            --         0.00%  $            --         0.00%
  Commercial loans                                                 $     3,614,864        16.70%  $     3,614,864        16.79%
  Mezzanine real estate loans                                      $            --         0.00%  $            --         0.00%

Real estate investments
  Property occupied by the company                                 $        62,702         0.29%  $        62,702         0.29%
  Property held for production of income                           $            --         0.00%  $            --         0.00%
  Property held for sale                                           $            --         0.00%  $            --         0.00%

Policy loans                                                       $       522,925         2.42%  $       519,511         2.41%

Derivatives                                                        $       149,598         0.69%  $       149,598         0.70%

Receivable for securities                                          $        32,719         0.15%  $        32,619         0.15%

Securities lending collateral                                      $            --         0.00%  $            --         0.00%

Cash, cash equivalents and short-term investments                  $        61,518         0.28%  $        61,518         0.29%

Other invested assets                                              $       877,244         4.05%  $       765,922         3.55%
                                                                   ----------------  -----------  ----------------  -----------

Total invested assets                                              $    21,646,997       100.00%  $    21,532,151       100.00%
                                                                   ================  ===========  ================  ===========

See accompanying independent auditors' report.

                                    PART C

                              OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2018, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.


     2.   Statements of Assets and Liabilities, as of December 31, 2018.

     3.   Statements of Operations, year or period ended December 31, 2018.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2018 and 2017.


     5.   Notes to Financial Statements.


     Audited Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company are included in Part B of this filing and consist of the following:

     1.   Independent Auditors' Report - Minnesota Life Insurance Company.

     2. Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus - Minnesota Life Insurance Company as of December 31, 2018 and 2017.

     3. Statutory Statements of Operations and Capital and Surplus - Minnesota Life Insurance Company for the years ended December 31, 2018, 2017 and 2016.

     4. Statutory Statements of Cash Flows - Minnesota Life Insurance Company for the years ended December 31, 2018, 2017 and 2016.

     5. Notes to Financial Statements - Minnesota Life Insurance Company for the years ended December 31, 2018, 2017 and 2016.

     6. Schedule of Selected Financial Data - Minnesota Life Insurance Company as of December 31, 2018.

     7. Schedule of Supplemental Investigation Risks Interrogatories - Minnesota Life Insurance Company as of December 31, 2018.

     8. Summary Investment Schedule - Minnesota Life Insurance Company as of December 31, 2018.


(b)  Exhibits

     1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.   Not applicable.

     3. The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. previously filed on April 27, 2009 as exhibit 24(c)(3) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity, form 84-9091 previously filed April 23, 1997 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is
                     hereby incorporated by reference.

               (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (c) The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (d) The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (e) The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (f) The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (g) The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (h) The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, form 84-9091 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (l)  Endorsement, form 91-9256 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (m) The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (n)  Endorsement, form 91-9257 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (q) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as
                    Exhibit 24(c)(4)(s) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (s) Endorsement, form number 14-70265, previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

          5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

               (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (b) Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (i) Shareholder Information Agreement among Securian Funds
                       Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii)Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (viii) Amendment Number Eight to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as
                         Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment to Participation Agreement by and among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April
                         25, 2011 as exhibit 24(c)(8)(m)(vii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                  (viii) Amendment No. 7 to Participation Agreement dated May
                         1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

                   (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective
                         Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (h) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

                   (iii) Third Amendment to Target Funds Participation
                         Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                   (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (i) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (j) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (k) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (l) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

 9.  Opinion and consent of Michael P. Boyle, Esq.


10.  Consent of KPMG LLP.


11.  Not applicable.

12.  Not applicable.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


                                       POSITION AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS    WITH THE DEPOSITOR
-----------------------------------    --------------------------------------
Erich J. Axmacher                      Assistant General Counsel and Chief
Minnesota Life Insurance Company       Privacy Officer
400 Robert Street North
St. Paul, MN 55101

Barbara A. Baumann                     Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                       Second Vice President - Law
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                       Director
1823 Park Avenue
Mahtomedi, MN 55115

Gary R. Christensen                    Director, Attorney-In-Fact,
Minnesota Life Insurance Company       Senior Vice President, General
400 Robert Street North                Counsel and Secretary
St. Paul, MN 55101

Susan L. Ebertz                        Vice President - Enterprise Benefits
Minnesota Life Insurance Company       Distribution
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                        Senior Vice President - Individual
Minnesota Life Insurance Company       Markets
400 Robert Street North
St. Paul, MN 55101

Benjamin G.S. Fowke III                Director
Chairman, President and CEO
Xcel Energy, Inc.
414 Nicollet Mall, 401-9
Minneapolis, MN 55401

Craig J. Frisvold                      Vice President - ILAD Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                          Director
President, North America
Weber Shandwick
510 Marquette Ave
13F
Minneapolis, MN 55402

Mark J. Geldernick                     Vice President and Chief Risk Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric B. Goodman                        Director
101 North 7th Street
Suite 202
Louisville, KY 40202

Christopher M. Hilger                  Director, Chairman of the Board,
Minnesota Life Insurance Company       President and CEO
400 Robert Street North
St. Paul, MN 55101

John E. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Daniel H. Kruse                        Vice President & Actuary - ILAD
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                       Senior Vice President, Treasurer and
Minnesota Life Insurance Company       Controller
400 Robert Street North
St. Paul, MN 55101

Andrea L. Mack                         Second Vice President, Individual
Minnesota Life Insurance Company       Product Solutions Group
400 Robert Street North
St. Paul, MN 55101

Susan M. Munson-Regala                 Second Vice President and Actuary -
Minnesota Life Insurance Company       Group Insurance
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett                    Senior Vice President - HR &
Minnesota Life Insurance Company       Corporate Services
400 Robert Street North
St. Paul, MN 55101

Daniel P. Preiner                      Second Vice President - CCO
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                        Director
5000 France Avenue South
#23
Edina, MN 55410-2060

Robert L. Senkler                      Director
557 Portsmouth Court
Naples, FL 34110

Bruce P. Shay                          Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John A. Yaggy                          Second Vice President and Assistant
Minnesota Life Insurance Company       Controller
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                      Director, Executive Vice President
Minnesota Life Insurance Company       and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Robert Street Property Management, Inc.
     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Lowertown Capital, LLC
     Minnesota Life Insurance Company
     OCHS, Inc.
     Securian Asset Management, Inc.
     Securian Casualty Company
     Securian Financial Services, Inc.
     Securian Holding Company Canada, Inc. (British Columbia, Canada) Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Allied Solutions, LLC (Indiana)


     Marketview Properties, LLC
     Marketview Properties II, LLC
     Marketview Properties III, LLC
     Marketview Properties IV, LLC
     Oakleaf Service Corporation
     Securian AAM Holdings, LLC (Delaware)
     Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C. (Delaware)


Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

     Securian Canada, Inc. (British Columbia, Canada)

Wholly owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):

     Canadian Premier Life Insurance Company (Ontario, Canada)
     CRI Canada Ltd. (British Columbia, Canada)

     Canadian Premier General Insurance Company (Ontario, Canada)

     Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 4, 2019 the number of holders of securities of the Registrant were as follows:




             Title of Class              Number of Record Holders
             --------------              ------------------------
        Variable Annuity Contracts                8,389


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS


    (a)Securian Financial Services, Inc. currently acts as the principal underwriter for the following investment companies:

       Minnesota Life Individual Variable Universal Life Account
       Minnesota Life Variable Life Account
       Minnesota Life Variable Universal Life Account
       Securian Life Variable Universal Life Account
       Variable Annuity Account
       Variable Fund D

                        DIRECTORS AND OFFICERS OF UNDERWRITER




                                       POSITIONS AND
NAME AND PRINCIPAL                     OFFICES
BUSINESS ADDRESS                       WITH UNDERWRITER
------------------                     -------------------------------------
George I. Connolly                     President, Chief Executive Officer
Securian Financial Services, Inc.      and Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                    Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                      Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                     Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly F. Carpenter                  Senior Vice President - Chief
Securian Financial Services, Inc.      Compliance Officer and Anti-Money
400 Robert Street North                Laundering Compliance Officer
St. Paul, MN 55101

Kjirsten G. Zellmer                    Vice President, Strategy & Business
Securian Financial Services, Inc.      Operations
400 Robert Street North
St. Paul, MN 55101

Kristin M.Ferguson                     Vice President, Chief Financial
Securian Financial Services, Inc.      Officer, Treasurer and Financial
400 Robert Street North                Operations Principal
St. Paul, MN 55101



     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------
Securian
Financial
Services, Inc. $33,839,755           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                               SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 26th day of April, 2019.





                                        VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                    By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                    By         /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                   Christopher M. Hilger
                                                Chairman of the Board, President
                                                and Chief Executive Officer




As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 26th day of April, 2019.




                                        MINNESOTA LIFE INSURANCE COMPANY

                                    BY        /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                  Christopher M. Hilger
                                               Chairman of the Board, President
                                               and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.






              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/ Christopher M. Hilger                   Chairman of the Board                   April 26, 2019
----------------------------                President and Chief
Christopher M. Hilger                       Executive Officer


*
----------------------------                Director
Robert L. Senkler


*                                           Director
----------------------------
Mary K. Brainerd


*                                           Director
----------------------------
Gary R. Christensen


*                                           Director
----------------------------
Sara H. Gavin


*                                           Director
----------------------------
Eric B. Goodman


*                                           Director
----------------------------
John H. Hooley


*                                           Director
----------------------------
Trudy A. Rautio


*                                           Director
----------------------------
Bruce P. Shay


*                                           Director
----------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                       Executive Vice President                April 26, 2019
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)


/s/ Warren J. Zaccaro                       Executive Vice President                April 26, 2019
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)


/s/ David J. LePlavy                        Senior Vice President, Treasurer        April 26, 2019
----------------------------                and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen                     Director, Attorney-in-Fact,             April 26, 2019
----------------------------                Senior Vice President,
Gary R. Christensen                         General Counsel and Secretary



* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.

                                    EXHIBIT INDEX


Exhibit Number     Description of Exhibit
--------------     ----------------------
9.                 Opinion and consent of Michael P. Boyle, Esq.

10.                Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements